UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

October 31, 2007

MOG-QTLY-1207

1.809097.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 9.8%
3.583% 9/1/33 (c)	$ 1,467	$ 1,457
3.72% 6/1/33 (c)	4,521	4,523
3.754% 10/1/33 (c)	416	415
3.783% 6/1/33 (c)	5,362	5,360
3.811% 10/1/33 (c)	3,614	3,606
3.812% 4/1/33 (c)	1,094	1,095
3.891% 9/1/33 (c)	4,130	4,133
3.969% 8/1/33 (c)	1,996	1,991
3.969% 1/1/35 (c)	8,947	9,008
3.977% 4/1/34 (c)	4,573	4,517
4.023% 6/1/34 (c)	8,455	8,347
4.028% 3/1/34 (c)	8,375	8,273
4.066% 7/1/34 (c)	12,703	12,689
4.093% 1/1/35 (c)	7,692	7,750
4.116% 4/1/34 (c)	5,535	5,474
4.123% 5/1/34 (c)	4,499	4,453
4.128% 2/1/35 (c)	14,585	14,422
4.158% 9/1/33 (c)	2,739	2,737
4.16% 8/1/34 (c)	2,340	2,316
4.223% 5/1/34 (c)	6,041	6,034
4.249% 1/1/34 (c)	1,061	1,056
4.263% 10/1/33 (c)	172	172
4.283% 6/1/33 (c)	209	210
4.286% 3/1/33 (c)	409	412
4.296% 3/1/33 (c)	187	185
4.305% 4/1/35 (c)	212	213
4.385% 10/1/34 (c)	2,010	1,991
4.449% 5/1/35 (c)	1,185	1,181
4.501% 2/1/35 (c)	19,926	20,116
4.507% 3/1/35 (c)	1,701	1,691
4.529% 8/1/34 (c)	8,857	8,879
4.532% 7/1/35 (c)	1,396	1,397
4.558% 1/1/34 (c)	10,789	10,813
4.592% 2/1/36 (c)	5,915	5,895
4.601% 8/1/35 (c)	4,846	4,876
4.604% 10/1/35 (c)	118	118
4.654% 6/1/35 (c)	1,717	1,722
4.663% 8/1/35 (c)	2,128	2,132
4.668% 8/1/35 (c)	2,344	2,347
4.709% 3/1/35 (c)	112	113
4.753% 1/1/35 (c)	1,421	1,416
4.769% 12/1/34 (c)	382	380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.814% 2/1/33 (c)	$ 544	$ 549
4.822% 10/1/35 (c)	950	947
4.836% 9/1/34 (c)	1,832	1,824
4.845% 10/1/34 (c)	4,013	4,000
4.856% 1/1/35 (c)	8,763	8,770
4.87% 5/1/33 (c)	18	18
4.87% 1/1/35 (c)	1,535	1,532
4.899% 9/1/34 (c)	635	633
4.909% 3/1/33 (c)	1,219	1,217
4.977% 9/1/34 (c)	579	578
5.007% 8/1/34 (c)	298	298
5.016% 7/1/34 (c)	186	186
5.042% 5/1/35 (c)	2,322	2,339
5.044% 10/1/36 (c)	10,079	10,093
5.08% 9/1/34 (c)	359	359
5.119% 3/1/34 (c)	6,792	6,798
5.132% 3/1/35 (c)	187	187
5.176% 6/1/35 (c)	1,652	1,664
5.193% 8/1/33 (c)	531	532
5.227% 7/1/35 (c)	1,755	1,757
5.251% 11/1/36 (c)	1,270	1,278
5.297% 7/1/35 (c)	201	202
5.312% 12/1/34 (c)	524	525
5.344% 1/1/36 (c)	4,874	4,888
5.474% 11/1/36 (c)	4,672	4,704
5.483% 6/1/47 (c)	972	980
5.5% 11/1/13 to 3/1/20	16,027	16,124
5.528% 2/1/37 (c)	10,591	10,673
5.659% 4/1/37 (c)	5,402	5,457
5.791% 5/1/34 (c)	12,699	12,805
5.828% 3/1/36 (c)	3,768	3,814
5.85% 3/1/36 (c)	3,714	3,757
5.856% 12/1/35 (c)	5,383	5,424
5.938% 5/1/36 (c)	3,432	3,480
6.5% 10/1/17 to 7/1/32	14,822	15,299
7% 11/1/16 to 3/1/17	1,721	1,809
7.5% 11/1/07 to 4/1/17	1,805	1,872
8.5% 12/1/27	236	257
9.5% 9/1/30	467	521
10.25% 10/1/18	11	12
11.5% 5/1/14 to 9/1/15	30	34
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.5% 11/1/13 to 7/1/16	$ 63	$ 71
13.25% 9/1/11	35	40
		314,222
Freddie Mac - 5.7%
3.751% 10/1/33 (c)	4,785	4,753
3.909% 6/1/33 (c)	6,316	6,305
4.075% 7/1/35 (c)	3,007	2,991
4.08% 6/1/33 (c)	5,945	5,941
4.179% 1/1/35 (c)	6,475	6,439
4.247% 6/1/33 (c)	5,972	5,960
4.353% 6/1/35 (c)	12,505	12,438
4.384% 9/1/36 (c)	18,862	18,686
4.523% 7/1/36 (c)	4,653	4,691
4.566% 6/1/33 (c)	2,055	2,051
4.651% 5/1/35 (c)	4,241	4,238
4.67% 6/1/35 (c)	10,020	10,022
4.708% 3/1/34 (c)	6,582	6,568
4.804% 3/1/33 (c)	175	176
4.864% 10/1/35 (c)	2,626	2,615
5.115% 10/1/36 (c)	2,681	2,684
5.12% 3/1/36 (c)	11,305	11,263
5.275% 11/1/35 (c)	2,326	2,324
5.341% 10/1/35 (c)	7,655	7,701
5.455% 3/1/37 (c)	826	829
5.5% 11/1/17 to 1/1/25	12,629	12,583
5.776% 6/1/37 (c)	13,554	13,671
5.835% 5/1/37 (c)	980	987
6.387% 8/1/34 (c)	1,388	1,401
6.602% 10/1/36 (c)	11,599	11,784
6.75% 9/1/36 (c)	20,114	20,463
8.5% 2/1/09 to 6/1/25	57	61
9% 7/1/08 to 4/1/21	65	68
9.5% 7/1/30 to 8/1/30	97	110
9.75% 12/1/08 to 4/1/13	5	5
10% 1/1/09 to 11/1/20	239	262
10.25% 2/1/09 to 11/1/16	75	78
10.5% 5/1/10	2	2
11.25% 2/1/10	9	9
11.75% 11/1/11	8	9
12% 5/1/10 to 2/1/17	54	61
12.5% 11/1/12 to 5/1/15	76	86
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
13% 5/1/14 to 11/1/14	$ 10	$ 12
13.5% 1/1/13 to 12/1/14	5	6
		180,333
Government National Mortgage Association - 79.2%
3.5% 3/20/34	1,229	1,076
3.5% 5/20/35 (c)	1,687	1,653
3.5% 6/20/35 (c)	1,620	1,588
3.75% 4/20/35 (c)	624	614
4% 11/20/33	1,435	1,316
4% 4/20/35 (c)	9,563	9,498
4% 5/20/35 (c)	10,812	10,739
4.25% 7/20/34 (c)	1,020	1,028
4.25% 7/20/34 (c)	2,721	2,743
4.5% 7/20/33 to 4/20/34	51,980	48,823
4.5% 5/20/34 (c)	1,081	1,081
4.5% 9/20/34 (c)	4,642	4,682
4.5% 3/20/35 (c)	973	977
4.75% 4/20/34 (c)	18,920	18,963
4.75% 6/20/34 (c)	18,086	18,112
4.75% 10/20/35 (c)	4,845	4,816
5% 8/15/18 to 4/20/36	355,631	344,638
5% 4/20/37 (c)	43,072	42,746
5.5% 12/20/18 to 5/20/37	390,778	388,742
5.5% 6/20/35 (c)	3,543	3,569
5.5% 11/1/37 (a)	96,000	95,442
5.5% 11/1/37 (a)	100,000	98,883
5.5% 11/1/37 (a)	26,000	25,849
5.5% 11/20/37 (a)	205,000	203,809
5.5% 11/20/37 (a)	71,200	70,786
5.75% 8/20/35 (c)	619	622
6% 8/15/17 to 8/20/37	575,713	586,332
6% 11/1/37 (a)	44,000	44,440
6% 11/20/37 (a)	59,000	59,744
6.5% 4/15/23 to 12/15/36	198,418	205,824
6.5% 11/1/37 (a)	10,000	10,282
6.5% 11/1/37 (a)	37,000	38,042
7% 10/20/16 to 9/20/34	107,644	112,645
7.25% 9/15/27	257	271
7.395% 6/20/25 to 11/20/27	1,869	1,965
7.5% 5/15/17 to 9/20/32	42,281	44,885
8% 11/15/07 to 7/15/32	11,145	11,961
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 7/15/08 to 2/15/31	$ 3,832	$ 4,149
9% 2/15/09 to 5/15/30	1,609	1,776
9.5% 12/20/15 to 4/20/17	578	644
10.5% 1/15/14 to 5/15/19	737	837
13% 2/15/11 to 1/15/15	119	137
13.5% 7/15/10 to 1/15/15	19	21
		2,526,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,014,627)		3,021,305
Asset-Backed Securities - 0.4%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.0225% 9/25/35 (c) (Cost $13,161)	13,161	13,161
Collateralized Mortgage Obligations - 19.5%

U.S. Government Agency - 19.5%
Fannie Mae:
floater Series 2007-95 Class A1, 5.1225% 8/27/36 (c)	44,102	44,088
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	4,244	665
Series 2006-48 Class LF, 0% 8/25/34 (c)	625	619
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,017	3,083
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (d)	2,755	602
Series 339 Class 5, 5.5% 7/1/33 (d)	4,305	979
Series 343 Class 16, 5.5% 5/1/34 (d)	3,070	704
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 5.3913% 4/15/17 (c)	2,722	2,731
Series 3094 Class UF, 0% 9/15/34 (c)	481	460
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	4,091	4,269
Series 2787 Class OI, 5.5% 10/15/24 (d)	2,673	100
Series 40 Class K, 6.5% 8/17/24 (b)	1,715	1,769
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	7,209	7,458
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2601 Class TI, 5.5% 10/15/22 (d)	$ 17,843	$ 3,058
Series 2750 Class ZT, 5% 2/15/34	6,148	5,487
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,179
Series 2957 Class SW, 0.9088% 4/15/35 (c)(d)	12,533	513
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	46,266	45,203
Class ZJ, 6% 10/20/32	23,605	23,634
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 5.3475% 5/20/31 (c)	696	697
Series 2002-41 Class HF, 5.46% 6/16/32 (c)	756	759
Series 2007-22 Class TC, 0% 4/20/37 (c)	2,616	2,891
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	17,376	17,633
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,125	1,197
Series 2000-26 Class PK, 7.5% 9/20/30	2,952	3,096
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,362
Series 2002-5 Class PD, 6.5% 5/16/31	8,394	8,441
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,636
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	3,978	277
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	670	1
Series 2003-7 Class IN, 5.5% 1/16/28 (d)	3,552	64
Series 2003-70 Class LE, 5% 7/20/32	44,000	42,355
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,704	2,679
Class DP, 5.5% 3/20/34	3,895	3,915
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,376
Class UA, 3.5% 2/20/32	5,262	5,113
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,582
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	355
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	7,457	935
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,192
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,446
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,466
Series 2005-58 Class NJ, 4.5% 8/20/35	41,635	41,160
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,140
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,511
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	$ 817	$ 871
Series 2001-40 Class Z, 6% 8/20/31	8,678	8,788
Series 2002-18 Class ZB, 6% 3/20/32	8,475	8,589
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	383	404
Series 2002-67 Class ZA, 6% 9/20/32	83,269	84,394
Series 2003-7 Class VP, 6% 11/20/13	4,836	4,895
Series 2004-65 Class VE, 5.5% 7/20/15	4,559	4,600
Series 2004-86 Class G, 6% 10/20/34	6,273	6,286
Series 2005-28 Class AJ, 5.5% 4/20/35	32,065	32,204
Series 2005-47 Class ZY, 6% 6/20/35	4,599	4,504
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	963
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,193
Series 1995-6 Class Z, 7% 9/20/25	2,337	2,442
Series 2003-11 Class S, 1.49% 2/16/33 (c)(d)	10,090	514
Series 2003-92 Class SN, 1.37% 10/16/33 (c)(d)	31,492	1,712
Series 2004-32 Class GS, 1.44% 5/16/34 (c)(d)	3,011	153
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	976
Series 2006-13 Class DS, 3.6038% 3/20/36 (c)	44,056	38,072
Series 2007-18 Class S, 1.74% 4/16/37 (c)(d)	48,601	2,840
Series 2007-35 Class SC, 9.84% 6/16/37 (c)	16,460	19,321
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $626,348)		622,601
Commercial Mortgage Securities - 0.5%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	7,446	62
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.8058% 1/17/38 (c)(d)	33,083	527
Series 1998-M4 Class N, 1.2623% 2/25/35 (c)(d)	13,347	162
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.1521% 9/16/41 (c)(d)	140,545	3,118
Series 2001-12 Class X, 0.8462% 7/16/40 (c)(d)	42,107	816
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8511% 9/16/42 (c)(d)	120,072	4,990
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2002-62 Class IO, 1.4314% 8/16/42 (c)(d)	$ 83,143	$ 2,962
Series 2002-85 Class X, 1.7411% 3/16/42 (c)(d)	65,423	3,644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,625)		16,281
Cash Equivalents - 4.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (Cost $151,555)	$ 151,576	151,555
TOTAL INVESTMENT PORTFOLIO - 119.9% (Cost $3,844,316)		3,824,903
NET OTHER ASSETS - (19.9)%		(634,947)
NET ASSETS - 100%		$ 3,189,956
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.92% with Morgan Stanley, Inc.	Sept. 2012	$ 75,000	$ (234)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.135% with Credit Suisse First Boston	August 2009	90,000	(1,101)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.32% with Morgan Stanley, Inc.	July 2010	40,000	(1,248)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.47% with Credit Suisse First Boston	Sept. 2037	6,000	(105)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.523% with JPMorgan Chase, Inc.	August 2017	12,000	(390)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.524% with Credit Suisse First Boston	June 2009	121,000	(3,346)
		$ 344,000	$ (6,424)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,461,623.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$151,555,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 18,887
Banc of America Securities LLC	28,990
Bank of America, NA	44,865
Bear Stearns & Co., Inc.	4,607
Citigroup Global Markets, Inc.	6,331
Countrywide Securities Corp.	5,276
Credit Suisse Securities (USA) LLC	6,331
ING Financial Markets LLC	13,054
J.P. Morgan Securities, Inc.	10,552
Societe Generale, New York Branch	8,441
WestLB AG	4,221
$ 151,555
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,845,952,000. Net unrealized depreciation aggregated $21,049,000, of which $27,842,000 related to appreciated investment securities and $48,891,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

October 31, 2007

GOV-QTLY-1207

1.809070.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 35.1%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,764
3.25% 2/15/09 (b)	143,050	140,957
4.25% 5/15/09	11,235	11,216
4.5% 10/15/08	81,560	81,812
4.625% 10/15/13	125,000	124,217
4.75% 11/19/12	114,000	114,386
4.875% 4/15/09	43,350	43,638
4.875% 5/18/12	160,000	161,746
5.125% 9/2/08	78,770	79,141
5.125% 7/13/09	2,000	2,025
5.375% 6/12/17 (b)	183,063	188,990
6.375% 6/15/09	55,710	57,435
6.625% 9/15/09	106,820	111,162
7.25% 1/15/10	25,086	26,603
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,476
5.375% 8/19/11	35,350	36,377
5.8% 9/2/08	26,570	26,840
Freddie Mac:
3.875% 6/15/08	2,791	2,779
4.625% 10/25/12	10,000	9,988
4.75% 3/5/09	77,806	78,135
4.75% 11/3/09	77,000	77,628
4.75% 1/18/11 (b)	204,790	206,736
4.75% 3/5/12	10,000	10,055
5% 6/11/09	100,000	100,958
5% 1/30/14	25,000	25,309
5.125% 4/18/11	31,220	31,892
5.25% 5/21/09	225,000	227,899
5.25% 7/18/11	29,000	29,742
5.5% 8/23/17 (b)	42,900	44,674
5.625% 3/15/11	48,555	50,336
5.75% 1/15/12	1,686	1,761
6.625% 9/15/09	155,000	161,300
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	117,634
6.6% 2/15/08	10,649	10,676
6.8% 2/15/12	30,000	31,434
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 6,394	$ 6,491
6.99% 5/21/16	21,433	23,358
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,662
5.685% 5/15/12	24,035	25,059
6.67% 9/15/09	3,500	3,646
4.974% 8/15/13	22,940	23,269
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,158	6,067
Series 2002-20K Class 1, 5.08% 11/1/22	14,321	14,346
Series 2003 P10B, 5.136% 8/10/13	10,593	10,610
Series 2004-20H Class 1, 5.17% 8/1/24	3,782	3,790
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,586
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,530
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,649,135
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Notes 2.625% 7/15/17	100,325	104,888
U.S. Treasury Obligations - 24.2%
U.S. Treasury Bonds:
4.75% 2/15/37 (e)	19,000	18,990
5% 5/15/37 (b)	131,000	136,209
6.125% 8/15/29 (b)	174,102	205,413
6.25% 8/15/23	1,500	1,741
8% 11/15/21	146,794	195,339
U.S. Treasury Notes:
4% 9/30/09 (d)	133,060	133,256
4.25% 9/30/12 (d)	329,005	330,400
4.25% 8/15/14 (b)(e)	161,550	161,197
4.25% 11/15/14 (b)	77,185	76,914
4.25% 8/15/15 (b)	84,500	83,866
4.375% 12/15/10	5,230	5,291
4.5% 11/15/15 (b)	111,800	112,682
4.5% 5/15/17 (b)	58,000	58,168
4.625% 7/31/12	12,500	12,754
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16 (b)	$ 72,000	$ 72,968
4.625% 2/15/17	20,000	20,259
4.75% 2/15/10	11,630	11,833
4.75% 5/15/14 (b)	155,733	160,052
5.125% 5/15/16	30,000	31,486
TOTAL U.S. TREASURY OBLIGATIONS		1,828,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,519,626)		4,582,841
U.S. Government Agency - Mortgage Securities - 37.3%

Fannie Mae - 30.3%
3.7% 10/1/33 (f)	663	661
3.75% 1/1/34 (f)	621	617
3.75% 4/1/34 (f)	10,654	10,492
3.754% 10/1/33 (f)	685	683
3.796% 6/1/33 (f)	525	526
3.812% 4/1/33 (f)	1,825	1,829
3.876% 6/1/33 (f)	2,546	2,547
3.905% 5/1/34 (f)	6,446	6,363
3.912% 5/1/33 (f)	4,478	4,484
3.925% 9/1/33 (f)	10,879	10,858
3.932% 5/1/33 (f)	213	213
3.938% 5/1/34 (f)	4,902	4,839
3.974% 9/1/33 (f)	8,267	8,244
4% 9/1/13 to 6/1/20	25,945	24,762
4% 3/1/34 (f)	8,910	8,802
4.001% 4/1/34 (f)	10,038	9,914
4.006% 10/1/18 (f)	478	476
4.029% 4/1/33 (f)	166	167
4.03% 6/1/34 (f)	9,141	9,028
4.053% 2/1/35 (f)	317	318
4.062% 3/1/35 (f)	17,191	17,025
4.129% 5/1/33 (f)	7,551	7,573
4.167% 1/1/35 (f)	1,498	1,478
4.187% 11/1/34 (f)	12,098	12,078
4.205% 6/1/34 (f)	10,334	10,220
4.249% 1/1/34 (f)	2,044	2,035
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.25% 2/1/35 (f)	$ 740	$ 731
4.258% 5/1/35 (f)	699	703
4.263% 10/1/33 (f)	321	321
4.28% 6/1/34 (f)	11,444	11,335
4.283% 6/1/33 (f)	397	399
4.286% 3/1/33 (f)	767	772
4.295% 8/1/33 (f)	1,233	1,233
4.296% 3/1/33 (f)	261	258
4.296% 3/1/35 (f)	610	612
4.299% 3/1/33 (f)	356	351
4.305% 4/1/35 (f)	357	359
4.321% 1/1/35 (f)	8,422	8,337
4.342% 1/1/35 (f)	805	796
4.344% 10/1/19 (f)	1,144	1,132
4.357% 2/1/34 (f)	1,219	1,214
4.369% 11/1/35 (f)	28,055	27,845
4.385% 10/1/34 (f)	3,869	3,833
4.393% 2/1/35 (f)	1,025	1,014
4.412% 5/1/35 (f)	583	585
4.434% 3/1/35 (f)	1,089	1,078
4.438% 8/1/34 (f)	1,968	1,954
4.449% 5/1/35 (f)	1,987	1,980
4.453% 11/1/33 (f)	1,560	1,557
4.482% 1/1/35 (f)	5,393	5,345
4.484% 1/1/35 (f)	775	770
4.489% 12/1/34 (f)	604	599
4.5% 2/1/18 to 4/1/20	15,442	15,010
4.501% 2/1/35 (f)	302	305
4.507% 2/1/35 (f)	11,252	11,177
4.517% 2/1/35 (f)	553	556
4.532% 7/1/35 (f)	2,375	2,377
4.553% 9/1/34 (f)	18,699	18,559
4.569% 7/1/35 (f)	2,843	2,847
4.604% 10/1/35 (f)	355	355
4.635% 1/1/35 (f)	5,323	5,291
4.646% 10/1/34 (f)	3,394	3,372
4.665% 3/1/35 (f)	579	583
4.682% 9/1/34 (f)	13,575	13,508
4.709% 3/1/35 (f)	212	214
4.711% 7/1/34 (f)	22,639	22,677
4.714% 7/1/34 (f)	1,895	1,887
4.719% 2/1/35 (f)	6,390	6,354
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.733% 12/1/35 (f)	$ 60,163	$ 59,893
4.769% 12/1/34 (f)	641	637
4.771% 12/1/35 (f)	4,359	4,359
4.794% 4/1/35 (f)	12,008	12,028
4.799% 7/1/35 (f)	4,525	4,503
4.802% 6/1/35 (f)	3,307	3,318
4.803% 11/1/34 (f)	2,183	2,173
4.811% 11/1/35 (f)	9,660	9,644
4.814% 2/1/33 (f)	1,073	1,083
4.817% 12/1/34 (f)	10,159	10,119
4.822% 10/1/35 (f)	1,872	1,867
4.835% 1/1/35 (f)	10,371	10,338
4.841% 9/1/34 (f)	9,456	9,419
4.852% 7/1/35 (f)	5,904	5,882
4.859% 10/1/34 (f)	7,802	7,777
4.869% 7/1/34 (f)	5,852	5,831
4.87% 5/1/33 (f)	36	36
4.884% 5/1/35 (f)	1,740	1,735
4.895% 8/1/34 (f)	5,034	5,019
4.918% 8/1/34 (f)	9,039	9,015
4.947% 3/1/35 (f)	5,063	5,056
4.948% 2/1/35 (f)	5,175	5,165
5% 12/1/15 to 10/1/37	572,084	552,153
5.005% 2/1/34 (f)	7,862	7,849
5.007% 8/1/34 (f)	558	557
5.016% 7/1/34 (f)	353	352
5.042% 5/1/35 (f)	3,950	3,978
5.055% 1/1/37 (f)	5,833	5,848
5.067% 9/1/34 (f)	5,409	5,403
5.08% 9/1/34 (f)	718	717
5.106% 10/1/35 (f)	4,320	4,323
5.112% 7/1/34 (f)	2,006	2,003
5.118% 8/1/34 (f)	6,043	6,048
5.128% 8/1/36 (f)	29,805	29,852
5.132% 3/1/35 (f)	373	374
5.163% 3/1/36 (f)	13,545	13,592
5.176% 6/1/35 (f)	2,798	2,817
5.193% 8/1/33 (f)	994	995
5.262% 5/1/35 (f)	5,729	5,748
5.282% 4/1/36 (f)	5,254	5,326
5.297% 7/1/35 (f)	374	376
5.298% 12/1/36 (f)	2,984	2,996
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.307% 3/1/36 (f)	$ 36,733	$ 36,934
5.312% 12/1/34 (f)	1,005	1,007
5.357% 2/1/36 (f)	8,244	8,273
5.39% 2/1/37 (f)	2,834	2,851
5.393% 7/1/35 (f)	2,486	2,498
5.421% 2/1/37 (f)	13,446	13,559
5.49% 1/1/34 (f)	67	67
5.5% 4/1/09 to 10/1/37	404,911	400,446
5.5% 11/1/22 (d)	13,000	13,020
5.5% 11/1/22 (d)	13,000	13,020
5.618% 2/1/36 (f)	3,389	3,423
5.651% 4/1/36 (f)	12,249	12,370
5.663% 6/1/36 (f)	7,745	7,827
5.794% 3/1/36 (f)	8,321	8,419
5.805% 1/1/36 (f)	2,588	2,615
5.807% 5/1/36 (f)	3,325	3,359
5.833% 5/1/36 (f)	18,946	19,181
5.85% 3/1/36 (f)	7,966	8,059
5.865% 6/1/35 (f)	1,973	1,993
5.893% 12/1/36 (f)	4,501	4,558
5.914% 3/1/36 (f)	7,224	7,305
5.936% 5/1/36 (f)	5,307	5,377
5.948% 5/1/36 (f)	2,771	2,809
6% 5/1/12 to 10/1/37	138,219	139,813
6% 11/1/22 (d)	8,000	8,135
6% 11/1/37 (d)	2,000	2,014
6% 11/1/37 (d)	20,000	20,143
6% 11/1/37 (d)	40,000	40,286
6% 11/13/37 (d)	75,000	75,535
6% 11/13/37 (d)	75,000	75,535
6.028% 4/1/36 (f)	50,367	51,120
6.09% 4/1/36 (f)	27,083	27,514
6.101% 3/1/37 (f)	4,610	4,682
6.155% 4/1/36 (f)	4,839	4,913
6.226% 3/1/37 (f)	1,495	1,517
6.256% 6/1/36 (f)	740	747
6.3% 10/1/36 (f)	21,978	22,316
6.5% 2/1/12 to 1/1/35	50,540	52,081
6.572% 9/1/36 (f)	9,771	9,966
7% 7/1/13 to 7/1/32	5,487	5,764
7.5% 8/1/10 to 4/1/29	139	145
8% 1/1/22	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31	$ 568	$ 606
9% 11/1/11 to 5/1/14	585	593
9.5% 11/15/09 to 10/1/20	830	905
10% 8/1/10	1	1
11% 8/1/10	11	11
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,319	1,485
12.5% 8/1/15 to 3/1/16	3	3
		2,287,436
Freddie Mac - 6.4%
3.38% 7/1/33 (f)	8,730	8,675
4% 5/1/19 to 11/1/20	25,985	24,607
4.29% 3/1/35 (f)	825	826
4.299% 12/1/34 (f)	1,017	1,003
4.302% 2/1/35 (f)	1,644	1,647
4.421% 2/1/34 (f)	730	722
4.421% 6/1/35 (f)	1,259	1,259
4.423% 3/1/35 (f)	1,053	1,039
4.45% 3/1/35 (f)	1,059	1,046
4.5% 2/1/18 to 8/1/33	26,447	25,553
4.697% 9/1/36 (f)	3,139	3,129
4.704% 9/1/35 (f)	25,984	25,870
4.73% 2/1/34 (f)	8,202	8,116
4.788% 2/1/36 (f)	1,346	1,336
4.804% 3/1/33 (f)	329	332
4.819% 3/1/35 (f)	2,622	2,604
4.903% 10/1/36 (f)	18,282	18,190
4.991% 4/1/35 (f)	4,309	4,330
5% 1/1/09 to 9/1/35	12,876	12,470
5.021% 4/1/35 (f)	527	523
5.121% 7/1/35 (f)	4,913	4,902
5.271% 2/1/36 (f)	311	311
5.498% 1/1/36 (f)	4,334	4,351
5.5% 8/1/14 to 11/1/36	54,000	54,040
5.5% 11/1/22 (d)	75,605	75,707
5.532% 1/1/36 (f)	6,379	6,409
5.78% 10/1/35 (f)	1,344	1,353
5.833% 5/1/37 (f)	3,337	3,365
6% 7/1/16 to 11/1/33	40,759	41,522
6.015% 6/1/36 (f)	3,319	3,354
6.221% 5/1/36 (f)	2,733	2,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.266% 9/1/36 (f)	$ 14,415	$ 14,601
6.352% 7/1/36 (f)	3,562	3,608
6.468% 10/1/36 (f)	10,124	10,287
6.5% 11/1/10 to 10/1/36	56,024	57,445
6.611% 12/1/36 (f)	17,474	17,737
6.739% 10/1/36 (f)	9,466	9,628
6.741% 1/1/37 (f)	13,065	13,301
6.85% 10/1/36 (f)	12,774	12,976
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,102	2,213
8.5% 8/1/08 to 9/1/29	221	239
9% 8/1/08 to 10/1/20	99	105
9.5% 6/1/09 to 8/1/21	335	368
9.75% 8/1/14	150	160
10% 7/1/09 to 8/1/21	33	35
11% 7/1/13 to 5/1/14	67	75
12% 8/1/13 to 3/1/15	2	3
12.25% 4/1/11 to 9/1/13	3	3
12.5% 2/1/10 to 6/1/19	31	34
13% 8/1/10 to 6/1/15	8	9
		484,194
Government National Mortgage Association - 0.6%
4.25% 7/20/34 (f)	1,020	1,028
6% 7/15/08 to 12/15/10	1,181	1,204
6.5% 2/15/24 to 10/15/35	22,866	23,677
6.5% 11/1/37 (d)	2,000	2,056
6.5% 11/1/37 (d)	14,000	14,394
7% 10/15/26 to 8/15/32	107	113
7.5% 3/15/28 to 8/15/29	114	121
8% 11/15/07 to 12/15/23	1,392	1,493
8.5% 10/15/08 to 1/15/25	12	12
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	103	117
13.5% 7/15/11	7	8
		44,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,811,629)		2,815,854
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.0225% 9/25/35 (f) (Cost $22,726)	$ 22,726	$ 22,726
Collateralized Mortgage Obligations - 8.1%

U.S. Government Agency - 8.1%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,481	1,527
Series 1993-109 Class NZ, 6% 7/25/08	640	639
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,901
Series 1993-240 Class PD, 6.25% 12/25/13	5,866	5,974
Series 1994-23:
Class PG, 6% 4/25/23	5,130	5,147
Class PZ, 6% 2/25/24	10,208	10,150
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,236
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,886
Series 2006-45 Class OP, 6/25/36 (h)	6,438	4,979
Series 2006-62 Class KP, 4/25/36 (h)	13,337	9,612
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,884	3,041
Series 2003-22 6% 4/25/33 (g)	20,001	4,357
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,096
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 5.8525% 8/25/31 (f)	726	741
Series 2002-49 Class FB, 5.635% 11/18/31 (f)	1,158	1,166
Series 2002-60 Class FV, 5.8725% 4/25/32 (f)	487	498
Series 2002-75 Class FA, 5.8725% 11/25/32 (f)	999	1,021
Series 2004-54 Class FE, 6.0225% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	14,955	14,997
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,176
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,715
Class PE, 4% 11/25/18	7,545	6,920
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,594
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,417
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,707
Series 2005-102 Class CO, 11/25/35 (h)	6,606	4,984
Series 2006-12 Class BO, 10/25/35 (h)	30,268	22,821
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2006-37 Class OW, 5/25/36 (h)	$ 7,143	$ 5,499
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	23,291	23,587
Series 2001-46 Class ZG, 6% 9/25/31	8,377	8,487
Series 2004-3 Class BA, 4% 7/25/17	687	667
Series 2004-91 Class AH, 4.5% 5/25/29	6,152	6,029
Series 2005-117, Class JN, 4.5% 1/25/36	645	568
Series 2005-14 Class SE, 1.1775% 3/25/35 (f)(g)	20,841	808
Series 2007-36:
Class GO, 4/25/37 (h)	1,411	1,092
Class PO, 4/25/37 (h)	3,126	2,415
Class SB, 1.7275% 4/25/37 (f)(g)	40,593	2,487
Class SG, 1.7275% 4/25/37 (f)(g)	18,346	1,083
Series 2007-66 Class SA, 10.365% 7/25/37 (f)	5,401	5,993
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	10	10
Series 2115 Class PE, 6% 1/15/14	964	982
Series 3149 Class OD, 5/15/36 (h)	34,796	24,708
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,622	2,661
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.025% 2/15/24 (f)	1,017	1,040
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,211	8,344
Series 1560 Class PN, 7% 12/15/12	4,943	4,963
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.9913% 11/15/30 (f)	592	593
Series 2530 Class FE, 5.6913% 2/15/32 (f)	676	680
Series 2630 Class FL, 5.5913% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	376	335
planned amortization class:
Series 1141 Class G, 9% 9/15/21	417	428
Series 1614 Class L, 6.5% 7/15/23	5,011	5,073
Series 1671 Class G, 6.5% 8/15/23	849	850
Series 2006-15 Class OP, 3/25/36 (h)	7,944	5,723
Series 2356 Class GD, 6% 9/15/16	590	601
Series 2376 Class JE, 5.5% 11/15/16	4,037	4,099
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16	$ 11,564	$ 11,630
Series 2381 Class OG, 5.5% 11/15/16	3,193	3,211
Series 2390 Class CH, 5.5% 12/15/16	10,441	10,504
Series 2543 Class PM, 5.5% 8/15/18	182	182
Series 2625 Class QX, 2.25% 3/15/22	40	40
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,072
Class QG, 2% 4/15/22	63	63
Series 2660 Class ML, 3.5% 7/15/22	4,841	4,809
Series 2682 Class LD, 4.5% 10/15/33	777	691
Series 2752 Class PW, 4% 4/15/22	2,154	2,139
Series 2802 Class OB, 6% 5/15/34	10,455	10,550
Series 2810 Class PD, 6% 6/15/33	995	1,005
Series 2866 Class XE, 4% 12/15/18	19,350	18,509
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,818
Series 2966 Class XC, 5.5% 1/15/31	25,111	25,156
Series 3077 Class TO, 4/15/35 (h)	17,444	12,993
Series 3110 Class OP, 9/15/35 (h)	16,461	12,269
Series 3119 Class PO, 2/15/36 (h)	19,873	14,464
Series 3121 Class KO, 3/15/36 (h)	6,982	5,443
Series 3123 Class LO, 3/15/36 (h)	12,865	9,339
Series 3145 Class GO, 4/15/36 (h)	11,596	8,491
Series 3151 Class PO, 5/15/36 (h)	12,479	9,082
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	7,252	7,328
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,781
Series 2570 Class CU, 4.5% 7/15/17	1,951	1,920
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,045
Series 2601 Class TB, 5.5% 4/15/23	869	843
Series 2617 Class GW, 3.5% 6/15/16	3,627	3,593
Series 2675 Class CB, 4% 5/15/16	1,902	1,861
Series 2677 Class HG, 3% 8/15/12	862	856
Series 2683 Class JA, 4% 10/15/16	1,998	1,950
Series 2685 Class ND, 4% 10/15/18	9,064	8,276
Series 2750 Class ZT, 5% 2/15/34	1,033	922
Series 2773 Class HC, 4.5% 4/15/19	704	649
Series 2809 Class UA, 4% 12/15/14	2,723	2,703
Series 2849 Class AL, 5% 5/15/18	7,672	7,597
Series 2860 Class CP, 4% 10/15/17	2,316	2,265
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2866 Class N, 4.5% 12/15/18	$ 7,093	$ 7,022
Series 2937 Class HJ, 5% 10/15/19	9,184	9,111
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,937
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,552
Series 3013 Class VJ, 5% 1/15/14	1,916	1,910
Series 2769 Class BU, 5% 3/15/34	5,744	5,322
Series 2863 Class DB, 4% 9/15/14	1,288	1,242
Series 2957 Class SW, 0.9088% 4/15/35 (f)(g)	28,729	1,176
Series 3002 Class SN, 1.4088% 7/15/35 (f)(g)	28,658	1,652
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,518	9,830
Series 2877 Class JC, 5% 10/15/34	1,383	1,370
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	4,688	4,961
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $606,180)		607,679
Cash Equivalents - 21.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 194,956	194,929
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (a)	1,409,081	1,408,887
TOTAL CASH EQUIVALENTS (Cost $1,603,816)		1,603,816
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $9,563,977)		9,632,916
NET OTHER ASSETS - (27.6)%		(2,085,371)
NET ASSETS - 100%		$ 7,547,545
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	$ 72,000	$ 405
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(5,060)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	(850)
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	515
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	894
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	4,609
		$ 744,700	$ 513
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,662,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,398,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$194,929,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 24,293
Banc of America Securities LLC	37,286
Bank of America, NA	57,706
Bear Stearns & Co., Inc.	5,925
Citigroup Global Markets, Inc.	8,143
Countrywide Securities Corp.	6,786
Credit Suisse Securities (USA) LLC	8,143
ING Financial Markets LLC	16,790
J.P. Morgan Securities, Inc.	13,571
Societe Generale, New York Branch	10,857
WestLB AG	5,429
$ 194,929
$1,408,887,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 1,137,521
Bear Stearns & Co., Inc.	271,366
$ 1,408,887
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,562,280,000. Net unrealized appreciation aggregated $70,636,000, of which $90,191,000 related to appreciated investment securities and $19,555,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

AGVT-QTLY-1207

1.859105.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 35.1%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,764
3.25% 2/15/09 (b)	143,050	140,957
4.25% 5/15/09	11,235	11,216
4.5% 10/15/08	81,560	81,812
4.625% 10/15/13	125,000	124,217
4.75% 11/19/12	114,000	114,386
4.875% 4/15/09	43,350	43,638
4.875% 5/18/12	160,000	161,746
5.125% 9/2/08	78,770	79,141
5.125% 7/13/09	2,000	2,025
5.375% 6/12/17 (b)	183,063	188,990
6.375% 6/15/09	55,710	57,435
6.625% 9/15/09	106,820	111,162
7.25% 1/15/10	25,086	26,603
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,476
5.375% 8/19/11	35,350	36,377
5.8% 9/2/08	26,570	26,840
Freddie Mac:
3.875% 6/15/08	2,791	2,779
4.625% 10/25/12	10,000	9,988
4.75% 3/5/09	77,806	78,135
4.75% 11/3/09	77,000	77,628
4.75% 1/18/11 (b)	204,790	206,736
4.75% 3/5/12	10,000	10,055
5% 6/11/09	100,000	100,958
5% 1/30/14	25,000	25,309
5.125% 4/18/11	31,220	31,892
5.25% 5/21/09	225,000	227,899
5.25% 7/18/11	29,000	29,742
5.5% 8/23/17 (b)	42,900	44,674
5.625% 3/15/11	48,555	50,336
5.75% 1/15/12	1,686	1,761
6.625% 9/15/09	155,000	161,300
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	117,634
6.6% 2/15/08	10,649	10,676
6.8% 2/15/12	30,000	31,434
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	$ 6,394	$ 6,491
6.99% 5/21/16	21,433	23,358
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,662
5.685% 5/15/12	24,035	25,059
6.67% 9/15/09	3,500	3,646
4.974% 8/15/13	22,940	23,269
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,158	6,067
Series 2002-20K Class 1, 5.08% 11/1/22	14,321	14,346
Series 2003 P10B, 5.136% 8/10/13	10,593	10,610
Series 2004-20H Class 1, 5.17% 8/1/24	3,782	3,790
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,586
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,530
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,649,135
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Notes 2.625% 7/15/17	100,325	104,888
U.S. Treasury Obligations - 24.2%
U.S. Treasury Bonds:
4.75% 2/15/37 (e)	19,000	18,990
5% 5/15/37 (b)	131,000	136,209
6.125% 8/15/29 (b)	174,102	205,413
6.25% 8/15/23	1,500	1,741
8% 11/15/21	146,794	195,339
U.S. Treasury Notes:
4% 9/30/09 (d)	133,060	133,256
4.25% 9/30/12 (d)	329,005	330,400
4.25% 8/15/14 (b)(e)	161,550	161,197
4.25% 11/15/14 (b)	77,185	76,914
4.25% 8/15/15 (b)	84,500	83,866
4.375% 12/15/10	5,230	5,291
4.5% 11/15/15 (b)	111,800	112,682
4.5% 5/15/17 (b)	58,000	58,168
4.625% 7/31/12	12,500	12,754
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16 (b)	$ 72,000	$ 72,968
4.625% 2/15/17	20,000	20,259
4.75% 2/15/10	11,630	11,833
4.75% 5/15/14 (b)	155,733	160,052
5.125% 5/15/16	30,000	31,486
TOTAL U.S. TREASURY OBLIGATIONS		1,828,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,519,626)		4,582,841
U.S. Government Agency - Mortgage Securities - 37.3%

Fannie Mae - 30.3%
3.7% 10/1/33 (f)	663	661
3.75% 1/1/34 (f)	621	617
3.75% 4/1/34 (f)	10,654	10,492
3.754% 10/1/33 (f)	685	683
3.796% 6/1/33 (f)	525	526
3.812% 4/1/33 (f)	1,825	1,829
3.876% 6/1/33 (f)	2,546	2,547
3.905% 5/1/34 (f)	6,446	6,363
3.912% 5/1/33 (f)	4,478	4,484
3.925% 9/1/33 (f)	10,879	10,858
3.932% 5/1/33 (f)	213	213
3.938% 5/1/34 (f)	4,902	4,839
3.974% 9/1/33 (f)	8,267	8,244
4% 9/1/13 to 6/1/20	25,945	24,762
4% 3/1/34 (f)	8,910	8,802
4.001% 4/1/34 (f)	10,038	9,914
4.006% 10/1/18 (f)	478	476
4.029% 4/1/33 (f)	166	167
4.03% 6/1/34 (f)	9,141	9,028
4.053% 2/1/35 (f)	317	318
4.062% 3/1/35 (f)	17,191	17,025
4.129% 5/1/33 (f)	7,551	7,573
4.167% 1/1/35 (f)	1,498	1,478
4.187% 11/1/34 (f)	12,098	12,078
4.205% 6/1/34 (f)	10,334	10,220
4.249% 1/1/34 (f)	2,044	2,035
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.25% 2/1/35 (f)	$ 740	$ 731
4.258% 5/1/35 (f)	699	703
4.263% 10/1/33 (f)	321	321
4.28% 6/1/34 (f)	11,444	11,335
4.283% 6/1/33 (f)	397	399
4.286% 3/1/33 (f)	767	772
4.295% 8/1/33 (f)	1,233	1,233
4.296% 3/1/33 (f)	261	258
4.296% 3/1/35 (f)	610	612
4.299% 3/1/33 (f)	356	351
4.305% 4/1/35 (f)	357	359
4.321% 1/1/35 (f)	8,422	8,337
4.342% 1/1/35 (f)	805	796
4.344% 10/1/19 (f)	1,144	1,132
4.357% 2/1/34 (f)	1,219	1,214
4.369% 11/1/35 (f)	28,055	27,845
4.385% 10/1/34 (f)	3,869	3,833
4.393% 2/1/35 (f)	1,025	1,014
4.412% 5/1/35 (f)	583	585
4.434% 3/1/35 (f)	1,089	1,078
4.438% 8/1/34 (f)	1,968	1,954
4.449% 5/1/35 (f)	1,987	1,980
4.453% 11/1/33 (f)	1,560	1,557
4.482% 1/1/35 (f)	5,393	5,345
4.484% 1/1/35 (f)	775	770
4.489% 12/1/34 (f)	604	599
4.5% 2/1/18 to 4/1/20	15,442	15,010
4.501% 2/1/35 (f)	302	305
4.507% 2/1/35 (f)	11,252	11,177
4.517% 2/1/35 (f)	553	556
4.532% 7/1/35 (f)	2,375	2,377
4.553% 9/1/34 (f)	18,699	18,559
4.569% 7/1/35 (f)	2,843	2,847
4.604% 10/1/35 (f)	355	355
4.635% 1/1/35 (f)	5,323	5,291
4.646% 10/1/34 (f)	3,394	3,372
4.665% 3/1/35 (f)	579	583
4.682% 9/1/34 (f)	13,575	13,508
4.709% 3/1/35 (f)	212	214
4.711% 7/1/34 (f)	22,639	22,677
4.714% 7/1/34 (f)	1,895	1,887
4.719% 2/1/35 (f)	6,390	6,354
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.733% 12/1/35 (f)	$ 60,163	$ 59,893
4.769% 12/1/34 (f)	641	637
4.771% 12/1/35 (f)	4,359	4,359
4.794% 4/1/35 (f)	12,008	12,028
4.799% 7/1/35 (f)	4,525	4,503
4.802% 6/1/35 (f)	3,307	3,318
4.803% 11/1/34 (f)	2,183	2,173
4.811% 11/1/35 (f)	9,660	9,644
4.814% 2/1/33 (f)	1,073	1,083
4.817% 12/1/34 (f)	10,159	10,119
4.822% 10/1/35 (f)	1,872	1,867
4.835% 1/1/35 (f)	10,371	10,338
4.841% 9/1/34 (f)	9,456	9,419
4.852% 7/1/35 (f)	5,904	5,882
4.859% 10/1/34 (f)	7,802	7,777
4.869% 7/1/34 (f)	5,852	5,831
4.87% 5/1/33 (f)	36	36
4.884% 5/1/35 (f)	1,740	1,735
4.895% 8/1/34 (f)	5,034	5,019
4.918% 8/1/34 (f)	9,039	9,015
4.947% 3/1/35 (f)	5,063	5,056
4.948% 2/1/35 (f)	5,175	5,165
5% 12/1/15 to 10/1/37	572,084	552,153
5.005% 2/1/34 (f)	7,862	7,849
5.007% 8/1/34 (f)	558	557
5.016% 7/1/34 (f)	353	352
5.042% 5/1/35 (f)	3,950	3,978
5.055% 1/1/37 (f)	5,833	5,848
5.067% 9/1/34 (f)	5,409	5,403
5.08% 9/1/34 (f)	718	717
5.106% 10/1/35 (f)	4,320	4,323
5.112% 7/1/34 (f)	2,006	2,003
5.118% 8/1/34 (f)	6,043	6,048
5.128% 8/1/36 (f)	29,805	29,852
5.132% 3/1/35 (f)	373	374
5.163% 3/1/36 (f)	13,545	13,592
5.176% 6/1/35 (f)	2,798	2,817
5.193% 8/1/33 (f)	994	995
5.262% 5/1/35 (f)	5,729	5,748
5.282% 4/1/36 (f)	5,254	5,326
5.297% 7/1/35 (f)	374	376
5.298% 12/1/36 (f)	2,984	2,996
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.307% 3/1/36 (f)	$ 36,733	$ 36,934
5.312% 12/1/34 (f)	1,005	1,007
5.357% 2/1/36 (f)	8,244	8,273
5.39% 2/1/37 (f)	2,834	2,851
5.393% 7/1/35 (f)	2,486	2,498
5.421% 2/1/37 (f)	13,446	13,559
5.49% 1/1/34 (f)	67	67
5.5% 4/1/09 to 10/1/37	404,911	400,446
5.5% 11/1/22 (d)	13,000	13,020
5.5% 11/1/22 (d)	13,000	13,020
5.618% 2/1/36 (f)	3,389	3,423
5.651% 4/1/36 (f)	12,249	12,370
5.663% 6/1/36 (f)	7,745	7,827
5.794% 3/1/36 (f)	8,321	8,419
5.805% 1/1/36 (f)	2,588	2,615
5.807% 5/1/36 (f)	3,325	3,359
5.833% 5/1/36 (f)	18,946	19,181
5.85% 3/1/36 (f)	7,966	8,059
5.865% 6/1/35 (f)	1,973	1,993
5.893% 12/1/36 (f)	4,501	4,558
5.914% 3/1/36 (f)	7,224	7,305
5.936% 5/1/36 (f)	5,307	5,377
5.948% 5/1/36 (f)	2,771	2,809
6% 5/1/12 to 10/1/37	138,219	139,813
6% 11/1/22 (d)	8,000	8,135
6% 11/1/37 (d)	2,000	2,014
6% 11/1/37 (d)	20,000	20,143
6% 11/1/37 (d)	40,000	40,286
6% 11/13/37 (d)	75,000	75,535
6% 11/13/37 (d)	75,000	75,535
6.028% 4/1/36 (f)	50,367	51,120
6.09% 4/1/36 (f)	27,083	27,514
6.101% 3/1/37 (f)	4,610	4,682
6.155% 4/1/36 (f)	4,839	4,913
6.226% 3/1/37 (f)	1,495	1,517
6.256% 6/1/36 (f)	740	747
6.3% 10/1/36 (f)	21,978	22,316
6.5% 2/1/12 to 1/1/35	50,540	52,081
6.572% 9/1/36 (f)	9,771	9,966
7% 7/1/13 to 7/1/32	5,487	5,764
7.5% 8/1/10 to 4/1/29	139	145
8% 1/1/22	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31	$ 568	$ 606
9% 11/1/11 to 5/1/14	585	593
9.5% 11/15/09 to 10/1/20	830	905
10% 8/1/10	1	1
11% 8/1/10	11	11
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,319	1,485
12.5% 8/1/15 to 3/1/16	3	3
		2,287,436
Freddie Mac - 6.4%
3.38% 7/1/33 (f)	8,730	8,675
4% 5/1/19 to 11/1/20	25,985	24,607
4.29% 3/1/35 (f)	825	826
4.299% 12/1/34 (f)	1,017	1,003
4.302% 2/1/35 (f)	1,644	1,647
4.421% 2/1/34 (f)	730	722
4.421% 6/1/35 (f)	1,259	1,259
4.423% 3/1/35 (f)	1,053	1,039
4.45% 3/1/35 (f)	1,059	1,046
4.5% 2/1/18 to 8/1/33	26,447	25,553
4.697% 9/1/36 (f)	3,139	3,129
4.704% 9/1/35 (f)	25,984	25,870
4.73% 2/1/34 (f)	8,202	8,116
4.788% 2/1/36 (f)	1,346	1,336
4.804% 3/1/33 (f)	329	332
4.819% 3/1/35 (f)	2,622	2,604
4.903% 10/1/36 (f)	18,282	18,190
4.991% 4/1/35 (f)	4,309	4,330
5% 1/1/09 to 9/1/35	12,876	12,470
5.021% 4/1/35 (f)	527	523
5.121% 7/1/35 (f)	4,913	4,902
5.271% 2/1/36 (f)	311	311
5.498% 1/1/36 (f)	4,334	4,351
5.5% 8/1/14 to 11/1/36	54,000	54,040
5.5% 11/1/22 (d)	75,605	75,707
5.532% 1/1/36 (f)	6,379	6,409
5.78% 10/1/35 (f)	1,344	1,353
5.833% 5/1/37 (f)	3,337	3,365
6% 7/1/16 to 11/1/33	40,759	41,522
6.015% 6/1/36 (f)	3,319	3,354
6.221% 5/1/36 (f)	2,733	2,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.266% 9/1/36 (f)	$ 14,415	$ 14,601
6.352% 7/1/36 (f)	3,562	3,608
6.468% 10/1/36 (f)	10,124	10,287
6.5% 11/1/10 to 10/1/36	56,024	57,445
6.611% 12/1/36 (f)	17,474	17,737
6.739% 10/1/36 (f)	9,466	9,628
6.741% 1/1/37 (f)	13,065	13,301
6.85% 10/1/36 (f)	12,774	12,976
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,102	2,213
8.5% 8/1/08 to 9/1/29	221	239
9% 8/1/08 to 10/1/20	99	105
9.5% 6/1/09 to 8/1/21	335	368
9.75% 8/1/14	150	160
10% 7/1/09 to 8/1/21	33	35
11% 7/1/13 to 5/1/14	67	75
12% 8/1/13 to 3/1/15	2	3
12.25% 4/1/11 to 9/1/13	3	3
12.5% 2/1/10 to 6/1/19	31	34
13% 8/1/10 to 6/1/15	8	9
		484,194
Government National Mortgage Association - 0.6%
4.25% 7/20/34 (f)	1,020	1,028
6% 7/15/08 to 12/15/10	1,181	1,204
6.5% 2/15/24 to 10/15/35	22,866	23,677
6.5% 11/1/37 (d)	2,000	2,056
6.5% 11/1/37 (d)	14,000	14,394
7% 10/15/26 to 8/15/32	107	113
7.5% 3/15/28 to 8/15/29	114	121
8% 11/15/07 to 12/15/23	1,392	1,493
8.5% 10/15/08 to 1/15/25	12	12
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	103	117
13.5% 7/15/11	7	8
		44,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,811,629)		2,815,854
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.0225% 9/25/35 (f) (Cost $22,726)	$ 22,726	$ 22,726
Collateralized Mortgage Obligations - 8.1%

U.S. Government Agency - 8.1%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,481	1,527
Series 1993-109 Class NZ, 6% 7/25/08	640	639
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,901
Series 1993-240 Class PD, 6.25% 12/25/13	5,866	5,974
Series 1994-23:
Class PG, 6% 4/25/23	5,130	5,147
Class PZ, 6% 2/25/24	10,208	10,150
Series 1996-28 Class PK, 6.5% 7/25/25	4,114	4,236
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,886
Series 2006-45 Class OP, 6/25/36 (h)	6,438	4,979
Series 2006-62 Class KP, 4/25/36 (h)	13,337	9,612
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	2,884	3,041
Series 2003-22 6% 4/25/33 (g)	20,001	4,357
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,096
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 5.8525% 8/25/31 (f)	726	741
Series 2002-49 Class FB, 5.635% 11/18/31 (f)	1,158	1,166
Series 2002-60 Class FV, 5.8725% 4/25/32 (f)	487	498
Series 2002-75 Class FA, 5.8725% 11/25/32 (f)	999	1,021
Series 2004-54 Class FE, 6.0225% 2/25/33 (f)	522	524
planned amortization class:
Series 2002-11 Class QC, 5.5% 3/25/17	14,955	14,997
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,176
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,715
Class PE, 4% 11/25/18	7,545	6,920
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,594
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,417
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,707
Series 2005-102 Class CO, 11/25/35 (h)	6,606	4,984
Series 2006-12 Class BO, 10/25/35 (h)	30,268	22,821
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2006-37 Class OW, 5/25/36 (h)	$ 7,143	$ 5,499
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	23,291	23,587
Series 2001-46 Class ZG, 6% 9/25/31	8,377	8,487
Series 2004-3 Class BA, 4% 7/25/17	687	667
Series 2004-91 Class AH, 4.5% 5/25/29	6,152	6,029
Series 2005-117, Class JN, 4.5% 1/25/36	645	568
Series 2005-14 Class SE, 1.1775% 3/25/35 (f)(g)	20,841	808
Series 2007-36:
Class GO, 4/25/37 (h)	1,411	1,092
Class PO, 4/25/37 (h)	3,126	2,415
Class SB, 1.7275% 4/25/37 (f)(g)	40,593	2,487
Class SG, 1.7275% 4/25/37 (f)(g)	18,346	1,083
Series 2007-66 Class SA, 10.365% 7/25/37 (f)	5,401	5,993
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	10	10
Series 2115 Class PE, 6% 1/15/14	964	982
Series 3149 Class OD, 5/15/36 (h)	34,796	24,708
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,622	2,661
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.025% 2/15/24 (f)	1,017	1,040
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,211	8,344
Series 1560 Class PN, 7% 12/15/12	4,943	4,963
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.9913% 11/15/30 (f)	592	593
Series 2530 Class FE, 5.6913% 2/15/32 (f)	676	680
Series 2630 Class FL, 5.5913% 6/15/18 (f)	550	556
Series 3008 Class SM, 0% 7/15/35 (f)	376	335
planned amortization class:
Series 1141 Class G, 9% 9/15/21	417	428
Series 1614 Class L, 6.5% 7/15/23	5,011	5,073
Series 1671 Class G, 6.5% 8/15/23	849	850
Series 2006-15 Class OP, 3/25/36 (h)	7,944	5,723
Series 2356 Class GD, 6% 9/15/16	590	601
Series 2376 Class JE, 5.5% 11/15/16	4,037	4,099
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16	$ 11,564	$ 11,630
Series 2381 Class OG, 5.5% 11/15/16	3,193	3,211
Series 2390 Class CH, 5.5% 12/15/16	10,441	10,504
Series 2543 Class PM, 5.5% 8/15/18	182	182
Series 2625 Class QX, 2.25% 3/15/22	40	40
Series 2640:
Class GE, 4.5% 7/15/18	7,310	7,072
Class QG, 2% 4/15/22	63	63
Series 2660 Class ML, 3.5% 7/15/22	4,841	4,809
Series 2682 Class LD, 4.5% 10/15/33	777	691
Series 2752 Class PW, 4% 4/15/22	2,154	2,139
Series 2802 Class OB, 6% 5/15/34	10,455	10,550
Series 2810 Class PD, 6% 6/15/33	995	1,005
Series 2866 Class XE, 4% 12/15/18	19,350	18,509
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,818
Series 2966 Class XC, 5.5% 1/15/31	25,111	25,156
Series 3077 Class TO, 4/15/35 (h)	17,444	12,993
Series 3110 Class OP, 9/15/35 (h)	16,461	12,269
Series 3119 Class PO, 2/15/36 (h)	19,873	14,464
Series 3121 Class KO, 3/15/36 (h)	6,982	5,443
Series 3123 Class LO, 3/15/36 (h)	12,865	9,339
Series 3145 Class GO, 4/15/36 (h)	11,596	8,491
Series 3151 Class PO, 5/15/36 (h)	12,479	9,082
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	7,252	7,328
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,781
Series 2570 Class CU, 4.5% 7/15/17	1,951	1,920
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,045
Series 2601 Class TB, 5.5% 4/15/23	869	843
Series 2617 Class GW, 3.5% 6/15/16	3,627	3,593
Series 2675 Class CB, 4% 5/15/16	1,902	1,861
Series 2677 Class HG, 3% 8/15/12	862	856
Series 2683 Class JA, 4% 10/15/16	1,998	1,950
Series 2685 Class ND, 4% 10/15/18	9,064	8,276
Series 2750 Class ZT, 5% 2/15/34	1,033	922
Series 2773 Class HC, 4.5% 4/15/19	704	649
Series 2809 Class UA, 4% 12/15/14	2,723	2,703
Series 2849 Class AL, 5% 5/15/18	7,672	7,597
Series 2860 Class CP, 4% 10/15/17	2,316	2,265
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2866 Class N, 4.5% 12/15/18	$ 7,093	$ 7,022
Series 2937 Class HJ, 5% 10/15/19	9,184	9,111
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,937
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,552
Series 3013 Class VJ, 5% 1/15/14	1,916	1,910
Series 2769 Class BU, 5% 3/15/34	5,744	5,322
Series 2863 Class DB, 4% 9/15/14	1,288	1,242
Series 2957 Class SW, 0.9088% 4/15/35 (f)(g)	28,729	1,176
Series 3002 Class SN, 1.4088% 7/15/35 (f)(g)	28,658	1,652
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,518	9,830
Series 2877 Class JC, 5% 10/15/34	1,383	1,370
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	4,688	4,961
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $606,180)		607,679
Cash Equivalents - 21.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 194,956	194,929
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (a)	1,409,081	1,408,887
TOTAL CASH EQUIVALENTS (Cost $1,603,816)		1,603,816
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $9,563,977)		9,632,916
NET OTHER ASSETS - (27.6)%		(2,085,371)
NET ASSETS - 100%		$ 7,547,545
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.03% with Credit Suisse First Boston	Oct. 2017	$ 72,000	$ 405
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	100,000	(5,060)
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	300,000	(850)
Receive semi-annually a fixed rate equal to 4.88% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Sept. 2010	106,700	515
Receive semi-annually a fixed rate equal to 5.03% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2010	91,000	894
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	4,609
		$ 744,700	$ 513
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,662,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,398,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$194,929,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 24,293
Banc of America Securities LLC	37,286
Bank of America, NA	57,706
Bear Stearns & Co., Inc.	5,925
Citigroup Global Markets, Inc.	8,143
Countrywide Securities Corp.	6,786
Credit Suisse Securities (USA) LLC	8,143
ING Financial Markets LLC	16,790
J.P. Morgan Securities, Inc.	13,571
Societe Generale, New York Branch	10,857
WestLB AG	5,429
$ 194,929
$1,408,887,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 1,137,521
Bear Stearns & Co., Inc.	271,366
$ 1,408,887
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,562,280,000. Net unrealized appreciation aggregated $70,636,000, of which $90,191,000 related to appreciated investment securities and $19,555,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

October 31, 2007

RW16-QTLY-1207

1.858577.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 37.3%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity 100 Index Fund	12,370	$ 139,283
Fidelity Advisor Mid Cap II Fund Institutional Class	5,739	112,720
Fidelity Broad Markets Opportunity Fund	16,857	186,781
Fidelity Disciplined Equity Fund	3,516	117,345
Fidelity Equity Income Fund	1,862	114,701
Fidelity Large Capital Core Enhanced Index Fund	17,445	185,961
Fidelity Small Cap Opportunities Fund	7,337	73,960
TOTAL DOMESTIC EQUITY FUNDS		930,751
International Equity Funds - 3.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,150	102,597
TOTAL EQUITY FUNDS (Cost $1,005,912)		1,033,348
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	3,841	34,568
Fidelity Strategic Income Fund	3,235	34,551
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,119
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Government Income Fund	19,948	202,668
Fidelity Strategic Real Return Fund	20,043	205,243
Fidelity Total Bond Fund	58,858	606,240
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,014,151
TOTAL FIXED-INCOME FUNDS (Cost $1,082,251)		1,083,270
Short-Term Funds - 23.6%

Fidelity Institutional Money Market Portfolio Class I	230,489	230,489
Fidelity Short-Term Bond Fund	49,095	423,688
TOTAL SHORT-TERM FUNDS (Cost $656,005)		654,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,744,168)		$ 2,770,795
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,744,168. Net unrealized appreciation aggregated $26,627, of which $31,838 related to appreciated investment securities and $5,211 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2016 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

ARW16-QTLY-1207

1.858553.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 37.3%
	Shares	Value
Domestic Equity Funds - 33.6%
Fidelity 100 Index Fund	12,370	$ 139,283
Fidelity Advisor Mid Cap II Fund Institutional Class	5,739	112,720
Fidelity Broad Markets Opportunity Fund	16,857	186,781
Fidelity Disciplined Equity Fund	3,516	117,345
Fidelity Equity Income Fund	1,862	114,701
Fidelity Large Capital Core Enhanced Index Fund	17,445	185,961
Fidelity Small Cap Opportunities Fund	7,337	73,960
TOTAL DOMESTIC EQUITY FUNDS		930,751
International Equity Funds - 3.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,150	102,597
TOTAL EQUITY FUNDS (Cost $1,005,912)		1,033,348
Fixed-Income Funds - 39.1%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	3,841	34,568
Fidelity Strategic Income Fund	3,235	34,551
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,119
Investment Grade Fixed-Income Funds - 36.6%
Fidelity Government Income Fund	19,948	202,668
Fidelity Strategic Real Return Fund	20,043	205,243
Fidelity Total Bond Fund	58,858	606,240
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,014,151
TOTAL FIXED-INCOME FUNDS (Cost $1,082,251)		1,083,270
Short-Term Funds - 23.6%

Fidelity Institutional Money Market Portfolio Class I	230,489	230,489
Fidelity Short-Term Bond Fund	49,095	423,688
TOTAL SHORT-TERM FUNDS (Cost $656,005)		654,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,744,168)		$ 2,770,795
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,744,168. Net unrealized appreciation aggregated $26,627, of which $31,838 related to appreciated investment securities and $5,211 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2007

RW18-QTLY-1207

1.858579.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.8%
	Shares	Value
Domestic Equity Funds - 38.0%
Fidelity 100 Index Fund	8,690	$ 97,844
Fidelity Advisor Mid Cap II Fund Institutional Class	4,080	80,131
Fidelity Broad Markets Opportunity Fund	11,996	132,911
Fidelity Disciplined Equity Fund	2,509	83,734
Fidelity Equity Income Fund	1,303	80,248
Fidelity Large Capital Core Enhanced Index Fund	12,311	131,231
Fidelity Small Cap Opportunities Fund	5,198	52,396
TOTAL DOMESTIC EQUITY FUNDS		658,495
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	1,730	82,592
TOTAL EQUITY FUNDS (Cost $713,907)		741,087
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	3,168	28,510
Fidelity Strategic Income Fund	2,668	28,498
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,008
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund	11,622	118,081
Fidelity Strategic Real Return Fund	11,688	119,690
Fidelity Total Bond Fund	34,304	353,333
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		591,104
TOTAL FIXED-INCOME FUNDS (Cost $646,008)		648,112
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Class I	151,179	151,179
Fidelity Short-Term Bond Fund	22,149	191,143
TOTAL SHORT-TERM FUNDS (Cost $343,534)		342,322
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,703,449)		$ 1,731,521
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,703,457. Net unrealized appreciation aggregated $28,064, of which $30,783 related to appreciated investment securities and $2,719 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

ARW18-QTLY-1207

1.858555.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.8%
	Shares	Value
Domestic Equity Funds - 38.0%
Fidelity 100 Index Fund	8,690	$ 97,844
Fidelity Advisor Mid Cap II Fund Institutional Class	4,080	80,131
Fidelity Broad Markets Opportunity Fund	11,996	132,911
Fidelity Disciplined Equity Fund	2,509	83,734
Fidelity Equity Income Fund	1,303	80,248
Fidelity Large Capital Core Enhanced Index Fund	12,311	131,231
Fidelity Small Cap Opportunities Fund	5,198	52,396
TOTAL DOMESTIC EQUITY FUNDS		658,495
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	1,730	82,592
TOTAL EQUITY FUNDS (Cost $713,907)		741,087
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	3,168	28,510
Fidelity Strategic Income Fund	2,668	28,498
TOTAL HIGH YIELD FIXED-INCOME FUNDS		57,008
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund	11,622	118,081
Fidelity Strategic Real Return Fund	11,688	119,690
Fidelity Total Bond Fund	34,304	353,333
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		591,104
TOTAL FIXED-INCOME FUNDS (Cost $646,008)		648,112
Short-Term Funds - 19.8%

Fidelity Institutional Money Market Portfolio Class I	151,179	151,179
Fidelity Short-Term Bond Fund	22,149	191,143
TOTAL SHORT-TERM FUNDS (Cost $343,534)		342,322
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,703,449)		$ 1,731,521
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,703,457. Net unrealized appreciation aggregated $28,064, of which $30,783 related to appreciated investment securities and $2,719 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2007

RW20-QTLY-1207

1.858582.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity 100 Index Fund	2,882	$ 32,452
Fidelity Advisor Mid Cap II Fund Institutional Class	1,371	26,923
Fidelity Broad Markets Opportunity Fund	4,015	44,483
Fidelity Disciplined Equity Fund	834	27,823
Fidelity Equity Income Fund	427	26,324
Fidelity Large Capital Core Enhanced Index Fund	4,079	43,486
Fidelity Small Cap Opportunities Fund	1,714	17,274
TOTAL DOMESTIC EQUITY FUNDS		218,765
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	650	31,008
TOTAL EQUITY FUNDS (Cost $229,350)		249,773
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	1,125	10,125
Fidelity Strategic Income Fund	938	10,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		20,142
Investment Grade Fixed-Income Funds - 31.7%
Fidelity Government Income Fund	3,250	33,019
Fidelity Strategic Real Return Fund	3,343	34,234
Fidelity Total Bond Fund	9,614	99,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		166,281
TOTAL FIXED-INCOME FUNDS (Cost $184,331)		186,423
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Class I	44,541	44,541
Fidelity Short-Term Bond Fund	5,131	44,279
TOTAL SHORT-TERM FUNDS (Cost $89,025)		88,820
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,706)		$ 525,016
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,705. Net unrealized appreciation aggregated $22,311, of which $22,519 related to appreciated investment securities and $208 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

ARW20-QTLY-1207

1.858557.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity 100 Index Fund	2,882	$ 32,452
Fidelity Advisor Mid Cap II Fund Institutional Class	1,371	26,923
Fidelity Broad Markets Opportunity Fund	4,015	44,483
Fidelity Disciplined Equity Fund	834	27,823
Fidelity Equity Income Fund	427	26,324
Fidelity Large Capital Core Enhanced Index Fund	4,079	43,486
Fidelity Small Cap Opportunities Fund	1,714	17,274
TOTAL DOMESTIC EQUITY FUNDS		218,765
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	650	31,008
TOTAL EQUITY FUNDS (Cost $229,350)		249,773
Fixed-Income Funds - 35.5%

High Yield Fixed-Income Funds - 3.8%
Fidelity Capital & Income Fund	1,125	10,125
Fidelity Strategic Income Fund	938	10,017
TOTAL HIGH YIELD FIXED-INCOME FUNDS		20,142
Investment Grade Fixed-Income Funds - 31.7%
Fidelity Government Income Fund	3,250	33,019
Fidelity Strategic Real Return Fund	3,343	34,234
Fidelity Total Bond Fund	9,614	99,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		166,281
TOTAL FIXED-INCOME FUNDS (Cost $184,331)		186,423
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Class I	44,541	44,541
Fidelity Short-Term Bond Fund	5,131	44,279
TOTAL SHORT-TERM FUNDS (Cost $89,025)		88,820
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,706)		$ 525,016
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,705. Net unrealized appreciation aggregated $22,311, of which $22,519 related to appreciated investment securities and $208 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2007

RW22-QTLY-1207

1.858584.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity 100 Index Fund	10,533	$ 118,597
Fidelity Advisor Mid Cap II Fund Institutional Class	4,893	96,105
Fidelity Broad Markets Opportunity Fund	14,384	159,369
Fidelity Disciplined Equity Fund	2,985	99,624
Fidelity Equity Income Fund	1,582	97,466
Fidelity Large Capital Core Enhanced Index Fund	14,859	158,393
Fidelity Small Cap Opportunities Fund	6,259	63,095
TOTAL DOMESTIC EQUITY FUNDS		792,649
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,473	118,055
TOTAL EQUITY FUNDS (Cost $875,658)		910,704
Fixed-Income Funds - 34.8%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,345	39,103
Fidelity Strategic Income Fund	3,650	38,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,086
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	11,038	112,148
Fidelity Strategic Real Return Fund	11,130	113,971
Fidelity Total Bond Fund	32,613	335,920
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,039
TOTAL FIXED-INCOME FUNDS (Cost $639,243)		640,125
Short-Term Funds - 15.7%

Fidelity Institutional Money Market Portfolio Class I	130,632	130,632
Fidelity Short-Term Bond Fund	18,490	159,573
TOTAL SHORT-TERM FUNDS (Cost $290,898)		290,205
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,805,799)		$ 1,841,034
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,805,803. Net unrealized appreciation aggregated $35,231, of which $38,054 related to appreciated investment securities and $2,823 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

ARW22-QTLY-1207

1.858560.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity 100 Index Fund	10,533	$ 118,597
Fidelity Advisor Mid Cap II Fund Institutional Class	4,893	96,105
Fidelity Broad Markets Opportunity Fund	14,384	159,369
Fidelity Disciplined Equity Fund	2,985	99,624
Fidelity Equity Income Fund	1,582	97,466
Fidelity Large Capital Core Enhanced Index Fund	14,859	158,393
Fidelity Small Cap Opportunities Fund	6,259	63,095
TOTAL DOMESTIC EQUITY FUNDS		792,649
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	2,473	118,055
TOTAL EQUITY FUNDS (Cost $875,658)		910,704
Fixed-Income Funds - 34.8%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,345	39,103
Fidelity Strategic Income Fund	3,650	38,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,086
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	11,038	112,148
Fidelity Strategic Real Return Fund	11,130	113,971
Fidelity Total Bond Fund	32,613	335,920
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,039
TOTAL FIXED-INCOME FUNDS (Cost $639,243)		640,125
Short-Term Funds - 15.7%

Fidelity Institutional Money Market Portfolio Class I	130,632	130,632
Fidelity Short-Term Bond Fund	18,490	159,573
TOTAL SHORT-TERM FUNDS (Cost $290,898)		290,205
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,805,799)		$ 1,841,034
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,805,803. Net unrealized appreciation aggregated $35,231, of which $38,054 related to appreciated investment securities and $2,823 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2007

RW24-QTLY-1207

1.858587.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	3,447	$ 38,814
Fidelity Advisor Mid Cap II Fund Institutional Class	1,635	32,110
Fidelity Broad Markets Opportunity Fund	4,793	53,102
Fidelity Disciplined Equity Fund	996	33,238
Fidelity Equity Income Fund	512	31,537
Fidelity Large Capital Core Enhanced Index Fund	4,879	52,011
Fidelity Small Cap Opportunities Fund	2,053	20,689
TOTAL DOMESTIC EQUITY FUNDS		261,501
International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Institutional Class	928	44,282
TOTAL EQUITY FUNDS (Cost $282,306)		305,783
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	1,482	13,340
Fidelity Strategic Income Fund	1,238	13,224
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,564
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	3,312	33,645
Fidelity Strategic Real Return Fund	3,395	34,762
Fidelity Total Bond Fund	9,783	100,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		169,172
TOTAL FIXED-INCOME FUNDS (Cost $193,602)		195,736
Short-Term Funds - 14.1%

Fidelity Institutional Money Market Portfolio Class I	37,076	37,076
Fidelity Short-Term Bond Fund	5,218	45,031
TOTAL SHORT-TERM FUNDS (Cost $82,306)		82,107
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $558,214)		$ 583,626
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $558,214. Net unrealized appreciation aggregated $25,412, of which $25,640 related to appreciated investment securities and $228 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

ARW24-QTLY-1207

1.858562.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 44.8%
Fidelity 100 Index Fund	3,447	$ 38,814
Fidelity Advisor Mid Cap II Fund Institutional Class	1,635	32,110
Fidelity Broad Markets Opportunity Fund	4,793	53,102
Fidelity Disciplined Equity Fund	996	33,238
Fidelity Equity Income Fund	512	31,537
Fidelity Large Capital Core Enhanced Index Fund	4,879	52,011
Fidelity Small Cap Opportunities Fund	2,053	20,689
TOTAL DOMESTIC EQUITY FUNDS		261,501
International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Institutional Class	928	44,282
TOTAL EQUITY FUNDS (Cost $282,306)		305,783
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	1,482	13,340
Fidelity Strategic Income Fund	1,238	13,224
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,564
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	3,312	33,645
Fidelity Strategic Real Return Fund	3,395	34,762
Fidelity Total Bond Fund	9,783	100,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		169,172
TOTAL FIXED-INCOME FUNDS (Cost $193,602)		195,736
Short-Term Funds - 14.1%

Fidelity Institutional Money Market Portfolio Class I	37,076	37,076
Fidelity Short-Term Bond Fund	5,218	45,031
TOTAL SHORT-TERM FUNDS (Cost $82,306)		82,107
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $558,214)		$ 583,626
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $558,214. Net unrealized appreciation aggregated $25,412, of which $25,640 related to appreciated investment securities and $228 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2007

RW26-QTLY-1207

1.858589.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity 100 Index Fund	3,195	$ 35,975
Fidelity Advisor Mid Cap II Fund Institutional Class	1,520	29,859
Fidelity Broad Markets Opportunity Fund	4,451	49,315
Fidelity Disciplined Equity Fund	924	30,847
Fidelity Equity Income Fund	474	29,185
Fidelity Large Capital Core Enhanced Index Fund	4,523	48,210
Fidelity Small Cap Opportunities Fund	1,899	19,141
TOTAL DOMESTIC EQUITY FUNDS		242,532
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	937	44,738
TOTAL EQUITY FUNDS (Cost $263,173)		287,270
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	1,415	12,735
Fidelity Strategic Income Fund	1,180	12,599
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,334
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	2,901	29,474
Fidelity Strategic Real Return Fund	2,984	30,559
Fidelity Total Bond Fund	8,574	88,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		148,344
TOTAL FIXED-INCOME FUNDS (Cost $171,610)		173,678
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Class I	33,847	33,847
Fidelity Short-Term Bond Fund	3,899	33,648
TOTAL SHORT-TERM FUNDS (Cost $67,651)		67,495
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,434)		$ 528,443
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,434. Net unrealized appreciation aggregated $26,009, of which $26,168 related to appreciated investment securities and $159 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

ARW26-QTLY-1207

1.858564.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity 100 Index Fund	3,195	$ 35,975
Fidelity Advisor Mid Cap II Fund Institutional Class	1,520	29,859
Fidelity Broad Markets Opportunity Fund	4,451	49,315
Fidelity Disciplined Equity Fund	924	30,847
Fidelity Equity Income Fund	474	29,185
Fidelity Large Capital Core Enhanced Index Fund	4,523	48,210
Fidelity Small Cap Opportunities Fund	1,899	19,141
TOTAL DOMESTIC EQUITY FUNDS		242,532
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	937	44,738
TOTAL EQUITY FUNDS (Cost $263,173)		287,270
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	1,415	12,735
Fidelity Strategic Income Fund	1,180	12,599
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,334
Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund	2,901	29,474
Fidelity Strategic Real Return Fund	2,984	30,559
Fidelity Total Bond Fund	8,574	88,311
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		148,344
TOTAL FIXED-INCOME FUNDS (Cost $171,610)		173,678
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Class I	33,847	33,847
Fidelity Short-Term Bond Fund	3,899	33,648
TOTAL SHORT-TERM FUNDS (Cost $67,651)		67,495
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,434)		$ 528,443
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,434. Net unrealized appreciation aggregated $26,009, of which $26,168 related to appreciated investment securities and $159 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2007

RW28-QTLY-1207

1.858591.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.6%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity 100 Index Fund	4,356	$ 49,047
Fidelity Advisor Mid Cap II Fund Institutional Class	2,057	40,396
Fidelity Broad Markets Opportunity Fund	6,032	66,831
Fidelity Disciplined Equity Fund	1,254	41,839
Fidelity Equity Income Fund	650	40,062
Fidelity Large Capital Core Enhanced Index Fund	6,165	65,717
Fidelity Small Cap Opportunities Fund	2,594	26,144
TOTAL DOMESTIC EQUITY FUNDS		330,036
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,358	64,806
TOTAL EQUITY FUNDS (Cost $368,196)		394,842
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	2,001	18,010
Fidelity Strategic Income Fund	1,673	17,869
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,879
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	3,781	38,419
Fidelity Strategic Real Return Fund	3,860	39,531
Fidelity Total Bond Fund	11,176	115,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,063
TOTAL FIXED-INCOME FUNDS (Cost $226,978)		228,942
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Class I	31,729	31,729
Fidelity Short-Term Bond Fund	6,252	53,952
TOTAL SHORT-TERM FUNDS (Cost $85,909)		85,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $681,083)		$ 709,465
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $681,082. Net unrealized appreciation aggregated $28,383, of which $28,814 related to appreciated investment securities and $431 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

ARW28-QTLY-1207

1.858566.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.6%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity 100 Index Fund	4,356	$ 49,047
Fidelity Advisor Mid Cap II Fund Institutional Class	2,057	40,396
Fidelity Broad Markets Opportunity Fund	6,032	66,831
Fidelity Disciplined Equity Fund	1,254	41,839
Fidelity Equity Income Fund	650	40,062
Fidelity Large Capital Core Enhanced Index Fund	6,165	65,717
Fidelity Small Cap Opportunities Fund	2,594	26,144
TOTAL DOMESTIC EQUITY FUNDS		330,036
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,358	64,806
TOTAL EQUITY FUNDS (Cost $368,196)		394,842
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	2,001	18,010
Fidelity Strategic Income Fund	1,673	17,869
TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,879
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	3,781	38,419
Fidelity Strategic Real Return Fund	3,860	39,531
Fidelity Total Bond Fund	11,176	115,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,063
TOTAL FIXED-INCOME FUNDS (Cost $226,978)		228,942
Short-Term Funds - 12.1%

Fidelity Institutional Money Market Portfolio Class I	31,729	31,729
Fidelity Short-Term Bond Fund	6,252	53,952
TOTAL SHORT-TERM FUNDS (Cost $85,909)		85,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $681,083)		$ 709,465
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $681,082. Net unrealized appreciation aggregated $28,383, of which $28,814 related to appreciated investment securities and $431 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2007

RW30-QTLY-1207

1.858593.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.4%
Fidelity 100 Index Fund	3,309	$ 37,256
Fidelity Advisor Mid Cap II Fund Institutional Class	1,577	30,967
Fidelity Broad Markets Opportunity Fund	4,614	51,128
Fidelity Disciplined Equity Fund	959	32,002
Fidelity Equity Income Fund	492	30,278
Fidelity Large Capital Core Enhanced Index Fund	4,689	49,982
Fidelity Small Cap Opportunities Fund	1,968	19,834
TOTAL DOMESTIC EQUITY FUNDS		251,447
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Institutional Class	1,131	53,988
TOTAL EQUITY FUNDS (Cost $279,383)		305,435
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	1,560	14,040
Fidelity Strategic Income Fund	1,301	13,890
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,930
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	2,756	28,006
Fidelity Strategic Real Return Fund	2,836	29,036
Fidelity Total Bond Fund	8,132	83,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		140,800
TOTAL FIXED-INCOME FUNDS (Cost $166,663)		168,730
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Class I	28,147	28,147
Fidelity Short-Term Bond Fund	3,242	27,982
TOTAL SHORT-TERM FUNDS (Cost $56,258)		56,129
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,304)		$ 530,294
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,304. Net unrealized appreciation aggregated $27,990, of which $28,124 related to appreciated investment securities and $134 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

ARW30-QTLY-1207

1.858569.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 47.4%
Fidelity 100 Index Fund	3,309	$ 37,256
Fidelity Advisor Mid Cap II Fund Institutional Class	1,577	30,967
Fidelity Broad Markets Opportunity Fund	4,614	51,128
Fidelity Disciplined Equity Fund	959	32,002
Fidelity Equity Income Fund	492	30,278
Fidelity Large Capital Core Enhanced Index Fund	4,689	49,982
Fidelity Small Cap Opportunities Fund	1,968	19,834
TOTAL DOMESTIC EQUITY FUNDS		251,447
International Equity Funds - 10.2%
Fidelity Advisor International Discovery Fund Institutional Class	1,131	53,988
TOTAL EQUITY FUNDS (Cost $279,383)		305,435
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	1,560	14,040
Fidelity Strategic Income Fund	1,301	13,890
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,930
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	2,756	28,006
Fidelity Strategic Real Return Fund	2,836	29,036
Fidelity Total Bond Fund	8,132	83,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		140,800
TOTAL FIXED-INCOME FUNDS (Cost $166,663)		168,730
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Class I	28,147	28,147
Fidelity Short-Term Bond Fund	3,242	27,982
TOTAL SHORT-TERM FUNDS (Cost $56,258)		56,129
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,304)		$ 530,294
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,304. Net unrealized appreciation aggregated $27,990, of which $28,124 related to appreciated investment securities and $134 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2007

RW32-QTLY-1207

1.858595.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.3%
	Shares	Value
Domestic Equity Funds - 48.2%
Fidelity 100 Index Fund	3,635	$ 40,930
Fidelity Advisor Mid Cap II Fund Institutional Class	1,729	33,965
Fidelity Broad Markets Opportunity Fund	5,066	56,131
Fidelity Disciplined Equity Fund	1,054	35,172
Fidelity Equity Income Fund	540	33,293
Fidelity Large Capital Core Enhanced Index Fund	5,151	54,908
Fidelity Small Cap Opportunities Fund	2,164	21,809
TOTAL DOMESTIC EQUITY FUNDS		276,208
International Equity Funds - 11.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,334	63,663
TOTAL EQUITY FUNDS (Cost $310,952)		339,871
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	1,764	15,879
Fidelity Strategic Income Fund	1,471	15,709
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,588
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	2,888	29,342
Fidelity Strategic Real Return Fund	2,968	30,397
Fidelity Total Bond Fund	8,525	87,807
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		147,546
TOTAL FIXED-INCOME FUNDS (Cost $177,009)		179,134
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Class I	25,121	25,121
Fidelity Short-Term Bond Fund	3,353	28,933
TOTAL SHORT-TERM FUNDS (Cost $54,197)		54,054
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $542,158)		$ 573,059
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $542,158. Net unrealized appreciation aggregated $30,901, of which $31,075 related to appreciated investment securities and $174 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

ARW32-QTLY-1207

1.858571.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.3%
	Shares	Value
Domestic Equity Funds - 48.2%
Fidelity 100 Index Fund	3,635	$ 40,930
Fidelity Advisor Mid Cap II Fund Institutional Class	1,729	33,965
Fidelity Broad Markets Opportunity Fund	5,066	56,131
Fidelity Disciplined Equity Fund	1,054	35,172
Fidelity Equity Income Fund	540	33,293
Fidelity Large Capital Core Enhanced Index Fund	5,151	54,908
Fidelity Small Cap Opportunities Fund	2,164	21,809
TOTAL DOMESTIC EQUITY FUNDS		276,208
International Equity Funds - 11.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,334	63,663
TOTAL EQUITY FUNDS (Cost $310,952)		339,871
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	1,764	15,879
Fidelity Strategic Income Fund	1,471	15,709
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,588
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	2,888	29,342
Fidelity Strategic Real Return Fund	2,968	30,397
Fidelity Total Bond Fund	8,525	87,807
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		147,546
TOTAL FIXED-INCOME FUNDS (Cost $177,009)		179,134
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Class I	25,121	25,121
Fidelity Short-Term Bond Fund	3,353	28,933
TOTAL SHORT-TERM FUNDS (Cost $54,197)		54,054
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $542,158)		$ 573,059
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $542,158. Net unrealized appreciation aggregated $30,901, of which $31,075 related to appreciated investment securities and $174 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2007

RW34-QTLY-1207

1.858597.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity 100 Index Fund	3,446	$ 38,804
Fidelity Advisor Mid Cap II Fund Institutional Class	1,642	32,241
Fidelity Broad Markets Opportunity Fund	4,808	53,269
Fidelity Disciplined Equity Fund	999	33,322
Fidelity Equity Income Fund	512	31,526
Fidelity Large Capital Core Enhanced Index Fund	4,885	52,076
Fidelity Small Cap Opportunities Fund	2,052	20,687
TOTAL DOMESTIC EQUITY FUNDS		261,925
International Equity Funds - 12.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,353	64,576
TOTAL EQUITY FUNDS (Cost $298,194)		326,501
Fixed-Income Funds - 31.1%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	1,722	15,501
Fidelity Strategic Income Fund	1,436	15,335
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,836
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Government Income Fund	2,637	26,790
Fidelity Strategic Real Return Fund	2,712	27,776
Fidelity Total Bond Fund	7,779	80,121
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,687
TOTAL FIXED-INCOME FUNDS (Cost $163,433)		165,523
Short-Term Funds - 7.6%

Fidelity Institutional Money Market Portfolio Class I	20,278	20,278
Fidelity Short-Term Bond Fund	2,336	20,159
TOTAL SHORT-TERM FUNDS (Cost $40,530)		40,437
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,157)		$ 532,461
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,157. Net unrealized appreciation aggregated $30,304, of which $30,402 related to appreciated investment securities and $98 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

ARW34-QTLY-1207

1.858573.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity 100 Index Fund	3,446	$ 38,804
Fidelity Advisor Mid Cap II Fund Institutional Class	1,642	32,241
Fidelity Broad Markets Opportunity Fund	4,808	53,269
Fidelity Disciplined Equity Fund	999	33,322
Fidelity Equity Income Fund	512	31,526
Fidelity Large Capital Core Enhanced Index Fund	4,885	52,076
Fidelity Small Cap Opportunities Fund	2,052	20,687
TOTAL DOMESTIC EQUITY FUNDS		261,925
International Equity Funds - 12.1%
Fidelity Advisor International Discovery Fund Institutional Class	1,353	64,576
TOTAL EQUITY FUNDS (Cost $298,194)		326,501
Fixed-Income Funds - 31.1%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	1,722	15,501
Fidelity Strategic Income Fund	1,436	15,335
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,836
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Government Income Fund	2,637	26,790
Fidelity Strategic Real Return Fund	2,712	27,776
Fidelity Total Bond Fund	7,779	80,121
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		134,687
TOTAL FIXED-INCOME FUNDS (Cost $163,433)		165,523
Short-Term Funds - 7.6%

Fidelity Institutional Money Market Portfolio Class I	20,278	20,278
Fidelity Short-Term Bond Fund	2,336	20,159
TOTAL SHORT-TERM FUNDS (Cost $40,530)		40,437
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,157)		$ 532,461
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $502,157. Net unrealized appreciation aggregated $30,304, of which $30,402 related to appreciated investment securities and $98 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2007

RW36-QTLY-1207

1.858599.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity 100 Index Fund	6,234	$ 70,193
Fidelity Advisor Mid Cap II Fund Institutional Class	2,927	57,490
Fidelity Broad Markets Opportunity Fund	8,596	95,247
Fidelity Disciplined Equity Fund	1,792	59,786
Fidelity Equity Income Fund	929	57,221
Fidelity Large Capital Core Enhanced Index Fund	8,812	93,933
Fidelity Small Cap Opportunities Fund	3,704	37,332
TOTAL DOMESTIC EQUITY FUNDS		471,202
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,565	122,447
TOTAL EQUITY FUNDS (Cost $560,515)		593,649
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	3,242	29,180
Fidelity Strategic Income Fund	2,725	29,105
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,285
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	4,710	47,854
Fidelity Strategic Real Return Fund	4,777	48,913
Fidelity Total Bond Fund	13,888	143,047
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		239,814
TOTAL FIXED-INCOME FUNDS (Cost $295,589)		298,099
Short-Term Funds - 5.3%

Fidelity Institutional Money Market Portfolio Class I	13,821	13,821
Fidelity Short-Term Bond Fund	4,146	35,781
TOTAL SHORT-TERM FUNDS (Cost $49,797)		49,602
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $905,901)		$ 941,350
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $905,901. Net unrealized appreciation aggregated $35,449, of which $36,664 related to appreciated investment securities and $1,215 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

ARW36-QTLY-1207

1.858575.100

Investments October 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.0%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity 100 Index Fund	6,234	$ 70,193
Fidelity Advisor Mid Cap II Fund Institutional Class	2,927	57,490
Fidelity Broad Markets Opportunity Fund	8,596	95,247
Fidelity Disciplined Equity Fund	1,792	59,786
Fidelity Equity Income Fund	929	57,221
Fidelity Large Capital Core Enhanced Index Fund	8,812	93,933
Fidelity Small Cap Opportunities Fund	3,704	37,332
TOTAL DOMESTIC EQUITY FUNDS		471,202
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	2,565	122,447
TOTAL EQUITY FUNDS (Cost $560,515)		593,649
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	3,242	29,180
Fidelity Strategic Income Fund	2,725	29,105
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,285
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	4,710	47,854
Fidelity Strategic Real Return Fund	4,777	48,913
Fidelity Total Bond Fund	13,888	143,047
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		239,814
TOTAL FIXED-INCOME FUNDS (Cost $295,589)		298,099
Short-Term Funds - 5.3%

Fidelity Institutional Money Market Portfolio Class I	13,821	13,821
Fidelity Short-Term Bond Fund	4,146	35,781
TOTAL SHORT-TERM FUNDS (Cost $49,797)		49,602
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $905,901)		$ 941,350
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $905,901. Net unrealized appreciation aggregated $35,449, of which $36,664 related to appreciated investment securities and $1,215 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

October 31, 2007

SLM-QTLY-1207

1.809098.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 26.3%
Fannie Mae:
4.125% 5/15/10	$ 1,700	$ 1,689
4.5% 10/15/08	2,905	2,914
4.875% 4/15/09	1	1
4.875% 5/18/12	20,000	20,218
5.125% 9/2/08	8,135	8,173
5.375% 6/12/17	9,012	9,304
7.25% 1/15/10	1,779	1,887
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,850
5.375% 8/19/11	16,960	17,453
5.8% 9/2/08	5,845	5,904
Freddie Mac:
3.625% 9/15/08	2,285	2,268
4.75% 11/3/09	49,500	49,904
5.125% 4/18/11	2,360	2,411
5.25% 7/18/11	58	59
5.5% 7/18/16	22,000	22,921
5.5% 8/23/17	6,700	6,977
5.625% 3/15/11	1,000	1,037
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	2,887	2,894
6.8% 2/15/12	7,500	7,859
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (b)	9,000	9,331
5.685% 5/15/12	3,915	4,082
4.974% 8/15/13	3,435	3,484
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	730	732
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,098
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		193,450
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16	16,731	17,291
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 32.2%
U.S. Treasury Notes:
4% 9/30/09 (c)	$ 26,672	$ 26,713
4.25% 9/30/12 (c)	62,255	62,522
4.25% 11/15/14 (a)	31,500	31,389
4.625% 7/31/12	15,000	15,305
4.75% 2/15/10 (c)	48,307	49,145
4.75% 5/31/12	18,000	18,468
4.75% 5/15/14	14,058	14,448
4.75% 8/15/17 (c)	18,000	18,394
TOTAL U.S. TREASURY OBLIGATIONS		236,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $443,602)		447,125
U.S. Government Agency - Mortgage Securities - 36.6%

Fannie Mae - 27.1%
3.583% 9/1/33 (e)	319	317
3.72% 6/1/33 (e)	986	986
3.754% 10/1/33 (e)	86	85
3.783% 6/1/33 (e)	1,171	1,170
3.796% 6/1/33 (e)	82	82
3.876% 6/1/33 (e)	397	397
3.905% 5/1/34 (e)	644	636
3.912% 5/1/33 (e)	471	472
3.932% 5/1/33 (e)	28	28
3.938% 5/1/34 (e)	503	496
3.969% 8/1/33 (e)	435	434
3.974% 9/1/33 (e)	853	850
4% 9/1/13 to 5/1/20	2,791	2,664
4% 3/1/34 (e)	868	858
4.001% 4/1/34 (e)	951	940
4.006% 10/1/18 (e)	66	66
4.028% 3/1/34 (e)	1,819	1,796
4.029% 4/1/33 (e)	25	26
4.043% 6/1/33 (e)	1,102	1,103
4.053% 2/1/35 (e)	41	41
4.062% 3/1/35 (e)	1,737	1,720
4.116% 4/1/34 (e)	1,202	1,189
4.123% 5/1/34 (e)	978	968
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.156% 8/1/33 (e)	$ 460	$ 460
4.167% 1/1/35 (e)	212	209
4.187% 11/1/34 (e)	1,194	1,192
4.249% 1/1/34 (e)	233	232
4.25% 2/1/35 (e)	97	95
4.258% 5/1/35 (e)	96	97
4.263% 10/1/33 (e)	37	37
4.283% 6/1/33 (e)	47	47
4.286% 3/1/33 (e)	90	90
4.295% 8/1/33 (e)	169	169
4.296% 3/1/35 (e)	80	80
4.299% 3/1/33 (e)	52	52
4.305% 4/1/35 (e)	45	45
4.321% 1/1/35 (e)	819	811
4.342% 1/1/35 (e)	105	104
4.344% 10/1/19 (e)	108	107
4.357% 2/1/34 (e)	201	200
4.369% 11/1/35 (e)	2,727	2,706
4.385% 10/1/34 (e)	452	448
4.393% 2/1/35 (e)	165	164
4.396% 10/1/33 (e)	461	456
4.412% 5/1/35 (e)	106	106
4.425% 8/1/34 (e)	2,335	2,314
4.434% 3/1/35 (e)	163	162
4.437% 5/1/35 (e)	1,364	1,368
4.438% 8/1/34 (e)	278	276
4.449% 5/1/35 (e)	263	262
4.453% 11/1/33 (e)	164	164
4.46% 8/1/35 (e)	1,453	1,453
4.482% 1/1/35 (e)	510	505
4.484% 1/1/35 (e)	102	101
4.489% 12/1/34 (e)	56	56
4.5% 3/1/18 to 10/1/18	2,760	2,683
4.501% 2/1/35 (e)	44	45
4.507% 2/1/35 (e)	1,199	1,191
4.517% 2/1/35 (e)	75	75
4.529% 8/1/34 (e)	1,936	1,941
4.532% 7/1/35 (e)	302	303
4.553% 9/1/34 (e)	2,137	2,121
4.566% 2/1/35 (e)	392	389
4.569% 1/1/35 (e)	807	801
4.569% 7/1/35 (e)	293	294
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.592% 2/1/36 (e)	$ 1,356	$ 1,352
4.601% 8/1/35 (e)	1,099	1,106
4.604% 10/1/35 (e)	59	59
4.635% 1/1/35 (e)	520	517
4.646% 10/1/34 (e)	326	324
4.654% 6/1/35 (e)	381	383
4.665% 3/1/35 (e)	653	658
4.668% 8/1/35 (e)	511	512
4.682% 9/1/34 (e)	1,326	1,319
4.69% 2/1/35 (e)	1,402	1,393
4.703% 10/1/34 (e)	290	288
4.709% 3/1/35 (e)	24	24
4.714% 7/1/34 (e)	269	268
4.719% 2/1/35 (e)	624	620
4.733% 12/1/35 (e)	4,016	3,998
4.769% 12/1/34 (e)	79	78
4.772% 1/1/35 (e)	450	448
4.794% 4/1/35 (e)	1,237	1,239
4.799% 7/1/35 (e)	428	425
4.802% 6/1/35 (e)	340	341
4.803% 11/1/34 (e)	235	234
4.809% 7/1/36 (e)	476	477
4.811% 11/1/35 (e)	995	993
4.814% 2/1/33 (e)	112	113
4.817% 12/1/34 (e)	995	991
4.822% 10/1/35 (e)	196	195
4.836% 9/1/34 (e)	419	417
4.841% 9/1/34 (e)	924	920
4.852% 7/1/35 (e)	575	573
4.859% 10/1/34 (e)	944	941
4.87% 5/1/33 (e)	6	6
4.87% 1/1/35 (e)	349	349
4.882% 10/1/35 (e)	155	156
4.884% 5/1/35 (e)	176	175
4.909% 3/1/33 (e)	279	279
4.918% 8/1/34 (e)	884	881
4.946% 8/1/34 (e)	711	709
4.947% 3/1/35 (e)	495	494
4.948% 2/1/35 (e)	506	505
5% 2/1/16 to 10/1/37 (d)	80,532	77,729
5.005% 2/1/34 (e)	745	744
5.007% 8/1/34 (e)	65	64
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.016% 7/1/34 (e)	$ 41	$ 41
5.035% 12/1/32 (e)	909	908
5.042% 5/1/35 (e)	515	518
5.067% 9/1/34 (e)	659	658
5.076% 10/1/35 (e)	630	630
5.08% 9/1/34 (e)	72	72
5.087% 2/1/35 (e)	646	646
5.096% 5/1/35 (e)	226	227
5.106% 10/1/35 (e)	438	438
5.118% 8/1/34 (e)	590	590
5.132% 3/1/35 (e)	47	47
5.163% 3/1/36 (e)	1,345	1,349
5.176% 6/1/35 (e)	362	364
5.193% 8/1/33 (e)	116	116
5.251% 11/1/36 (e)	275	277
5.282% 4/1/36 (e)	521	528
5.285% 7/1/35 (e)	2,541	2,551
5.297% 7/1/35 (e)	44	44
5.298% 12/1/36 (e)	297	299
5.312% 12/1/34 (e)	105	105
5.334% 2/1/36 (e)	97	97
5.344% 1/1/36 (e)	1,076	1,079
5.357% 2/1/36 (e)	786	789
5.381% 3/1/37 (e)	1,979	1,993
5.39% 2/1/37 (e)	268	269
5.421% 2/1/37 (e)	1,273	1,284
5.483% 6/1/47 (e)	213	215
5.484% 2/1/37 (e)	1,712	1,729
5.5% 1/1/09 to 10/1/17	6,705	6,745
5.53% 11/1/36 (e)	534	540
5.618% 2/1/36 (e)	320	323
5.651% 4/1/36 (e)	1,161	1,173
5.659% 4/1/37 (e)	1,181	1,193
5.663% 6/1/36 (e)	737	745
5.794% 3/1/36 (e)	2,311	2,338
5.805% 1/1/36 (e)	288	291
5.828% 3/1/36 (e)	829	839
5.833% 5/1/36 (e)	1,794	1,816
5.893% 12/1/36 (e)	428	433
5.912% 9/1/36 (e)	485	490
5.938% 5/1/36 (e)	750	761
5.948% 5/1/36 (e)	271	275
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 5/1/12 to 3/1/31	$ 7,693	$ 7,826
6.028% 4/1/36 (e)	4,791	4,862
6.101% 3/1/37 (e)	452	459
6.155% 4/1/36 (e)	471	479
6.226% 3/1/37 (e)	140	142
6.256% 6/1/36 (e)	71	72
6.5% 6/1/16 to 7/1/32	2,149	2,202
7% 12/1/08 to 9/1/31	354	366
7.5% 5/1/37	398	417
9% 2/1/13	94	99
9.5% 11/15/09	104	108
10.25% 10/1/09 to 10/1/18	7	8
11% 8/1/10 to 1/1/16	273	292
11.25% 5/1/14 to 1/1/16	54	61
11.5% 9/1/11 to 6/15/19	183	202
12.25% 7/1/12 to 8/1/13	9	10
12.5% 9/1/12 to 7/1/16	147	170
12.75% 10/1/11 to 6/1/15	92	101
13% 7/1/13 to 7/1/15	64	75
13.25% 9/1/11	58	64
13.5% 11/1/14 to 12/1/14	15	17
15% 4/1/12	3	3
		198,892
Freddie Mac - 9.3%
3.38% 7/1/33 (e)	860	855
4% 1/1/19 to 11/1/20	4,308	4,081
4.005% 5/1/33 (e)	1,429	1,429
4.005% 4/1/34 (e)	1,465	1,441
4.075% 7/1/35 (e)	665	661
4.179% 1/1/35 (e)	1,410	1,403
4.29% 3/1/35 (e)	118	118
4.299% 12/1/34 (e)	150	147
4.302% 2/1/35 (e)	236	237
4.421% 2/1/34 (e)	119	118
4.421% 6/1/35 (e)	164	164
4.423% 3/1/35 (e)	145	143
4.45% 3/1/35 (e)	156	154
4.5% 2/1/18 to 11/1/20	1,615	1,570
4.54% 2/1/35 (e)	261	258
4.566% 6/1/33 (e)	449	448
4.651% 5/1/35 (e)	941	940
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.664% 2/1/35 (e)	$ 3,560	$ 3,527
4.697% 9/1/36 (e)	297	296
4.704% 9/1/35 (e)	3,800	3,783
4.788% 2/1/36 (e)	129	128
4.804% 3/1/33 (e)	38	38
4.819% 3/1/35 (e)	257	255
4.819% 5/1/35 (e)	2,409	2,391
4.864% 10/1/35 (e)	575	573
4.903% 10/1/36 (e)	1,745	1,736
4.991% 4/1/35 (e)	587	590
5% 3/1/18 to 9/1/35	3,121	3,092
5.013% 7/1/35 (e)	1,517	1,511
5.115% 10/1/36 (e)	611	612
5.121% 7/1/35 (e)	496	495
5.271% 2/1/36 (e)	41	41
5.275% 11/1/35 (e)	506	505
5.455% 3/1/37 (e)	183	184
5.498% 1/1/36 (e)	438	440
5.5% 8/1/14 to 11/1/20	3,423	3,443
5.529% 4/1/37 (e)	286	288
5.532% 1/1/36 (e)	657	660
5.586% 3/1/36 (e)	1,929	1,940
5.654% 8/1/36 (e)	1,939	1,950
5.694% 4/1/36 (e)	4,292	4,325
5.78% 10/1/35 (e)	132	133
5.784% 3/1/37 (e)	997	1,005
5.79% 5/1/37 (e)	2,207	2,224
5.809% 4/1/37 (e)	940	946
5.833% 5/1/37 (e)	325	328
5.834% 6/1/37 (e)	747	753
5.835% 5/1/37 (e)	215	216
5.839% 5/1/37 (e)	1,238	1,248
5.96% 4/1/36 (e)	2,474	2,499
6% 7/1/16 to 2/1/19	2,785	2,850
6.015% 6/1/36 (e)	325	328
6.141% 2/1/37 (e)	274	277
6.162% 12/1/36 (e)	2,323	2,345
6.221% 5/1/36 (e)	268	271
6.352% 7/1/36 (e)	348	352
6.416% 6/1/37 (e)	70	71
6.5% 5/1/08 to 12/1/21	996	1,019
6.511% 9/1/36 (e)	1,751	1,775
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.725% 8/1/37 (e)	$ 555	$ 565
7.581% 4/1/37 (e)	75	77
8.5% 6/1/14 to 5/1/17	19	19
9% 11/1/09 to 8/1/16	34	36
9.5% 7/1/16 to 8/1/21	270	297
10% 7/1/09 to 3/1/21	554	614
10.5% 9/1/09 to 5/1/21	36	38
11% 9/1/20	20	23
11.25% 2/1/10 to 6/1/14	65	73
11.5% 10/1/15 to 8/1/19	49	54
11.75% 11/1/11 to 7/1/15	9	10
12% 10/1/09 to 11/1/19	123	136
12.25% 12/1/11 to 8/1/15	55	62
12.5% 10/1/09 to 6/1/19	596	673
12.75% 2/1/10 to 10/1/10	6	7
13% 9/1/10 to 5/1/17	96	110
13.25% 11/1/10 to 10/1/13	27	31
13.5% 11/1/10 to 8/1/11	31	35
14% 11/1/12 to 4/1/16	5	6
14.5% 12/1/10	1	1
14.75% 3/1/10	1	1
		68,478
Government National Mortgage Association - 0.2%
8% 12/15/23	408	438
8.5% 6/15/16 to 2/15/17	8	8
10.5% 9/15/15 to 10/15/21	671	778
10.75% 12/15/09 to 3/15/10	7	7
11% 5/20/16 to 1/20/21	40	47
12.5% 12/15/10	1	2
13% 1/15/11 to 10/15/13	45	50
13.25% 8/15/14	9	11
13.5% 7/15/11 to 12/15/14	10	12
14% 6/15/11	6	6
		1,359
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $267,028)		268,729
Asset-Backed Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.0225% 9/25/35 (e) (Cost $2,877)	$ 2,877	$ 2,877
Collateralized Mortgage Obligations - 9.7%

U.S. Government Agency - 9.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 4.12% 4/25/24 (e)	3,458	3,294
Series 2007-95 Class A1, 5.1225% 8/27/36 (e)	2,205	2,204
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	80	87
Series 1994-12 Class PH, 6.25% 1/25/09	375	376
Series 2002-83 Class ME, 5% 12/25/17	5,150	4,993
Series 2003-28 Class KG, 5.5% 4/25/23	725	717
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	1,627	1,632
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 5.8525% 8/25/31 (e)	679	693
Series 2002-60 Class FV, 5.8725% 4/25/32 (e)	244	249
Series 2002-74 Class FV, 5.3225% 11/25/32 (e)	3,348	3,363
Series 2002-75 Class FA, 5.8725% 11/25/32 (e)	499	510
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	540	541
Series 2002-11:
Class QC, 5.5% 3/25/17	1,465	1,469
Class UC, 6% 3/25/17	1,146	1,167
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,296
Series 2002-18 Class PC, 5.5% 4/25/17	1,790	1,799
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	1,969
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,093
Series 2002-9 Class PC, 6% 3/25/17	104	106
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,211
Series 2003-85 Class GD, 4.5% 9/25/18	610	589
Series 2004-80 Class LD, 4% 1/25/19	980	936
Series 2004-81:
Class KC, 4.5% 4/25/17	690	683
Class KD, 4.5% 7/25/18	1,315	1,279
Series 2005-52 Class PB, 6.5% 12/25/34	1,942	1,975
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	417	418
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17	$ 1,981	$ 1,969
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 5.4913% 11/15/32 (e)	779	782
Series 2630 Class FL, 5.5913% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	227	195
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	448	456
Series 2376 Class JE, 5.5% 11/15/16	395	401
Series 2378 Class PE, 5.5% 11/15/16	1,131	1,137
Series 2381 Class OG, 5.5% 11/15/16	311	313
Series 2390 Class CH, 5.5% 12/15/16	1,022	1,028
Series 2425 Class JH, 6% 3/15/17	540	550
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,570
Series 2695 Class DG, 4% 10/15/18	1,635	1,533
Series 2752 Class PW, 4% 4/15/22	1,713	1,701
Series 2802 Class OB, 6% 5/15/34	1,355	1,367
Series 2810 Class PD, 6% 6/15/33	1,020	1,030
Series 2831 Class PB, 5% 7/15/19	1,975	1,923
Series 2866 Class XE, 4% 12/15/18	1,875	1,793
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,218	2,321
Series 2570 Class CU, 4.5% 7/15/17	207	204
Series 2572 Class HK, 4% 2/15/17	299	292
Series 2617 Class GW, 3.5% 6/15/16	1,490	1,476
Series 2860 Class CP, 4% 10/15/17	221	216
Series 2866 Class N, 4.5% 12/15/18	1,340	1,327
Series 2937 Class HJ, 5% 10/15/19	969	961
Series 2998 Class LY, 5.5% 7/15/25	295	284
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,084
Series 3013 Class VJ, 5% 1/15/14	1,922	1,916
Series 2769 Class BU, 5% 3/15/34	1,020	945
Series 2975 Class NA, 5% 7/15/23	660	661
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,425
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,855)		71,568
Cash Equivalents - 17.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 93,865	$ 93,852
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (f)	32,321	32,317
TOTAL CASH EQUIVALENTS (Cost $126,169)		126,169
TOTAL INVESTMENT PORTFOLIO - 124.7% (Cost $911,531)		916,468
NET OTHER ASSETS - (24.7)%		(181,665)
NET ASSETS - 100%		$ 734,803
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 4,000	$ (137)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	1,800	0
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	10,000	5
Receive semi-annually a fixed rate equal to 4.68% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	29,000	7
Receive semi-annually a fixed rate equal to 4.81% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	25,000	52
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with JPMogan Chase, Inc.	July 2010	7,000	240
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	$ 1,500	$ 59
Receive semi-annually a fixed rate equal to 5.60% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2011	7,500	324
		$ 85,800	$ 550
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,331,000 or 1.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Includes investment made with cash collateral received from securities on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$93,852,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 11,696
Banc of America Securities LLC	17,952
Bank of America, NA	27,783
Bear Stearns & Co., Inc.	2,853
Citigroup Global Markets, Inc.	3,921
Countrywide Securities Corp.	3,267
Credit Suisse Securities (USA) LLC	3,921
ING Financial Markets LLC	8,084
J.P. Morgan Securities, Inc.	6,534
Societe Generale, New York Branch	5,227
WestLB AG	2,614
$ 93,852
$32,317,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 26,092
Bear Stearns & Co., Inc.	6,225
$ 32,317
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $911,388,000. Net unrealized appreciation aggregated $5,080,000, of which $6,640,000 related to appreciated investment securities and $1,560,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

October 31, 2007

ULB-QTLY-1207

1.809108.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
6.0531% 3/13/09 (d)	$ 3,685,000	$ 3,681,024
6.1331% 3/13/09 (d)	1,800,000	1,799,928
		5,480,952
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,131,328
Cox Communications, Inc. (Reg. S) 6.2531% 12/14/07 (d)	2,330,000	2,331,960
Viacom, Inc. 6.0444% 6/16/09 (d)	2,000,000	1,993,204
		5,456,492
TOTAL CONSUMER DISCRETIONARY		10,937,444
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 5.9213% 6/1/10 (d)	2,200,000	2,183,034
ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Transocean, Inc. 5.8688% 9/5/08 (d)	2,400,000	2,395,486
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	841,653
6.0944% 9/15/09 (d)	2,200,000	2,190,538
		3,032,191
TOTAL ENERGY		5,427,677
FINANCIALS - 5.8%
Capital Markets - 1.0%
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	745,000	713,104
5.5988% 7/19/10 (d)	2,000,000	1,966,828
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (d)	1,205,000	1,128,527
Lehman Brothers Holdings, Inc. 5.645% 5/25/10 (d)	1,500,000	1,476,896
Morgan Stanley 5.4588% 1/18/11 (d)	1,900,000	1,882,286
		7,167,641
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.3%
Barclays Bank PLC 5.705% 5/25/15 (d)	$ 825,000	$ 825,823
DBS Bank Ltd. (Singapore) 5.75% 5/16/17 (a)(d)	2,000,000	1,914,390
HBOS plc 5.635% 2/6/14 (d)	305,000	303,380
HSBC Holdings PLC 5.4431% 10/6/16 (d)	500,000	501,407
ING Bank NV 5.4925% 10/14/14 (d)	440,000	437,096
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	520,000	516,119
PNC Funding Corp. 5.1% 1/31/12 (d)	2,400,000	2,367,922
Santander Issuances SA Unipersonal 5.9475% 6/20/16 (a)(d)	1,900,000	1,886,504
Sovereign Bank 4.375% 8/1/13 (d)	500,000	494,579
		9,247,220
Consumer Finance - 1.1%
Capital One Financial Corp. 6.0038% 9/10/09 (d)	2,260,000	2,225,677
MBNA Capital I 8.278% 12/1/26	810,000	841,504
SLM Corp.:
5.0075% 4/18/08 (a)(d)	2,500,000	2,480,953
5.2438% 7/26/10 (d)	2,770,000	2,612,057
		8,160,191
Insurance - 0.2%
Monumental Global Funding III 5.2538% 1/25/13 (a)(d)	1,745,000	1,723,448
Real Estate Investment Trusts - 0.9%
iStar Financial, Inc.:
6.0738% 3/9/10 (d)	2,000,000	1,889,640
6.2444% 3/16/09 (d)	2,505,000	2,440,799
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,310,462
		6,640,901
Thrifts & Mortgage Finance - 1.3%
Capmark Financial Group, Inc. 6.03% 5/10/10 (a)(d)	2,000,000	1,821,042
Countrywide Financial Corp. 5.43% 3/24/09 (d)	735,000	668,499
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	724,695
Residential Capital Corp. 8.0444% 4/17/09 (a)(d)	2,050,000	1,230,000
Washington Mutual Bank 5.4463% 5/1/09 (d)	3,000,000	2,951,259
Washington Mutual, Inc. 5.6388% 8/24/09 (d)	2,250,000	2,199,101
		9,594,596
TOTAL FINANCIALS		42,533,997
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.9444% 6/15/10 (d)	$ 1,710,000	$ 1,702,209
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 5.8188% 7/18/11 (d)	3,750,000	3,747,656
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,592,160
		5,339,816
UTILITIES - 0.5%
Electric Utilities - 0.1%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,120,284
Gas Utilities - 0.1%
NiSource Finance Corp. 6.0644% 11/23/09 (d)	845,000	841,716
Multi-Utilities - 0.3%
Sempra Energy 4.75% 5/15/09	2,000,000	1,989,080
TOTAL UTILITIES		3,951,080
TOTAL NONCONVERTIBLE BONDS (Cost $73,989,469)		72,075,257
U.S. Government and Government Agency Obligations - 5.5%

U.S. Government Agency Obligations - 2.8%
Freddie Mac:
4.25% 7/15/09	20,000,000	19,962,707
4.75% 3/5/09 (b)	400,000	401,693
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,364,400
U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes 3.75% 5/15/08	20,000,000	19,954,680
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,266,173)		40,319,080
U.S. Government Agency - Mortgage Securities - 2.0%
	Principal Amount	Value
Fannie Mae - 1.5%
3.232% 9/1/33 (d)	$ 450,741	$ 448,782
3.683% 7/1/33 (d)	352,219	351,437
3.966% 5/1/34 (d)	500,156	497,749
4.239% 3/1/34 (d)	502,081	497,674
4.263% 10/1/33 (d)	38,930	38,890
4.28% 6/1/34 (d)	1,253,935	1,242,038
4.283% 6/1/33 (d)	47,135	47,365
4.286% 3/1/33 (d)	92,948	93,493
4.604% 10/1/35 (d)	59,126	59,087
4.709% 3/1/35 (d)	25,238	25,465
4.87% 5/1/33 (d)	5,940	6,008
4.882% 10/1/35 (d)	207,171	207,510
4.912% 7/1/35 (d)	514,019	515,349
5.007% 8/1/34 (d)	67,678	67,518
5.016% 7/1/34 (d)	42,799	42,713
5.15% 9/1/35 (d)	2,945,884	2,951,768
5.193% 8/1/33 (d)	119,881	119,969
5.251% 11/1/36 (d)	338,591	340,861
5.259% 5/1/36 (d)	194,627	195,589
5.282% 4/1/36 (d)	568,376	576,171
5.293% 8/1/36 (d)	624,594	626,381
5.297% 7/1/35 (d)	46,117	46,412
5.334% 2/1/36 (d)	129,174	129,581
5.53% 11/1/36 (d)	672,834	679,716
5.653% 10/1/35 (d)	242,379	243,010
6.5% 7/1/16	75,494	77,184
6.514% 8/1/34 (d)	70,086	70,938
7% 8/1/17 to 5/1/32	876,609	919,663
TOTAL FANNIE MAE		11,118,321
Freddie Mac - 0.5%
3.38% 7/1/33 (d)	941,569	935,638
4.037% 4/1/34 (d)	746,349	735,153
4.804% 3/1/33 (d)	39,499	39,838
4.903% 10/1/36 (d)	1,599,695	1,591,619
TOTAL FREDDIE MAC		3,302,248
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,371,384)		14,420,569
Asset-Backed Securities - 30.7%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.1725% 7/25/34 (d)	$ 232,734	$ 226,661
Series 2004-4 Class A2D, 5.2225% 1/25/35 (d)	78,584	74,667
Series 2005-1 Class M1, 5.3425% 4/25/35 (d)	1,545,000	1,504,249
Series 2007-1 Class A3, 5.0025% 2/25/37 (d)	1,000,000	912,656
ACE Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M1, 6.1475% 8/25/32 (d)	140,441	138,413
Series 2003-HE1:
Class M1, 5.5225% 11/25/33 (d)	113,099	108,232
Class M2, 6.5725% 11/25/33 (d)	50,238	47,611
Series 2003-HS1:
Class M1, 5.6225% 6/25/33 (d)	21,135	20,482
Class M2, 6.6225% 6/25/33 (d)	50,000	45,989
Series 2003-NC1 Class M1, 5.6525% 7/25/33 (d)	100,000	96,919
Series 2004-HE1:
Class M1, 5.3725% 2/25/34 (d)	86,768	82,887
Class M2, 5.9725% 2/25/34 (d)	175,000	157,134
Series 2005-HE2 Class M3, 5.3525% 4/25/35 (d)	145,000	137,926
Series 2005-SD1 Class A1, 5.2725% 11/25/50 (d)	68,899	66,035
Series 2006-HE2:
Class A2C, 5.0325% 5/25/36 (d)	995,000	935,611
Class M1, 5.1725% 5/25/36 (d)	915,000	591,090
Class M3, 5.2125% 5/25/36 (d)	240,000	91,104
Class M4, 5.2725% 5/25/36 (d)	200,000	78,616
Class M5, 5.3125% 5/25/36 (d)	295,000	56,772
Series 2007-HE1:
Class A2C, 5.0425% 1/25/37 (d)	1,000,000	920,200
Class M1, 5.1325% 1/25/37 (d)	755,000	487,270
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.0475% 9/20/13 (d)	340,000	337,498
Series 2006-C1 Class C1, 5.4775% 10/20/14 (d)	770,000	745,702
Series 2007-B1 Class B, 5.2475% 12/22/14 (d)	1,725,000	1,692,382
Aesop Funding II LLC Series 2005-1A Class A2, 5.0575% 4/20/09 (a)(d)	1,200,000	1,199,452
American Express Credit Account Master Trust:
Series 2004-5 Class B, 5.3413% 4/16/12 (d)	2,150,000	2,137,456
Series 2004-C Class C, 5.5913% 2/15/12 (a)(d)	310,739	310,390
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,491,798
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.2225% 2/25/33 (d)	474,619	472,771
Series 2004-R11 Class M1, 5.5325% 11/25/34 (d)	560,000	552,483
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 5.3025% 4/25/34 (d)	$ 85,000	$ 83,760
Class M2, 5.3525% 4/25/34 (d)	75,000	73,075
Series 2004-R8 Class M9, 7.6225% 9/25/34 (d)	767,013	479,010
Series 2004-R9 Class M2, 5.5225% 10/25/34 (d)	720,000	708,541
Series 2005-R1:
Class M1, 5.3225% 3/25/35 (d)	770,000	684,030
Class M2, 5.3525% 3/25/35 (d)	260,000	215,237
Series 2005-R2 Class M1, 5.3225% 4/25/35 (d)	1,700,000	1,652,458
Series 2006-M3:
Class M7, 5.7225% 10/25/36 (d)	705,000	111,287
Class M9, 6.8725% 10/25/36 (d)	450,000	51,577
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9725% 1/25/32 (d)	20,448	18,716
ARG Funding Corp.:
Series 2005-1A Class A2, 5.0975% 4/20/09 (a)(d)	1,500,000	1,499,793
Series 2005-2A Class A2, 5.1075% 5/20/09 (a)(d)	800,000	799,789
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9163% 9/25/33 (d)	727,865	703,956
Series 2004-W5 Class M1, 5.4725% 4/25/34 (d)	1,420,000	1,382,113
Series 2004-W7:
Class M1, 5.4225% 5/25/34 (d)	305,000	275,510
Class M2, 5.4725% 5/25/34 (d)	250,000	234,349
Series 2006-W4:
Class A2C, 5.0325% 5/25/36 (d)	1,200,000	1,162,687
Class M3, 5.2125% 5/25/36 (d)	1,010,000	353,096
Arran Funding Ltd. Series 2005-A Class C, 5.4113% 12/15/10 (d)	3,235,000	3,195,857
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.0225% 1/25/34 (d)	230,000	216,359
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.0225% 10/25/36 (d)	780,000	733,566
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.4413% 4/15/33 (d)	1,104,929	1,022,059
Series 2003-HE6 Class M1, 5.5225% 11/25/33 (d)	215,000	211,290
Series 2004-HE6 Class A2, 5.2325% 6/25/34 (d)	261,521	248,200
Series 2005-HE1 Class M1, 5.3725% 3/25/35 (d)	502,052	480,711
Series 2005-HE2:
Class M1, 5.3225% 3/25/35 (d)	1,006,478	875,555
Class M2, 5.3725% 3/25/35 (d)	275,000	227,588
Series 2007-HE1 Class A4, 5.0125% 12/25/36 (d)	1,000,000	927,969
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.3213% 3/15/12 (d)	$ 3,165,000	$ 3,105,058
Series 2007-C2 Class C2, 5.3613% 9/17/12 (d)	2,050,000	2,011,864
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.1213% 2/15/11 (d)	2,010,000	2,013,455
Series 2004-C1 Class C1, 5.5913% 11/15/11 (d)	25,000	24,813
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.5488% 5/28/44 (d)	335,399	325,337
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.5788% 2/28/44 (d)	163,727	157,505
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 5.6225% 9/25/34 (d)	390,000	361,913
Class M3, 5.9225% 9/25/34 (d)	265,000	240,262
Class M4, 6.0725% 9/25/34 (d)	225,000	197,635
Series 2004-HE9 Class M2, 6.0725% 11/25/34 (d)	490,000	427,293
Series 2005-HE2:
Class M1, 5.3725% 2/25/35 (d)	868,700	808,027
Class M2, 5.6225% 2/25/35 (d)	330,000	253,389
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 5.4663% 6/15/10 (d)	850,000	849,735
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,208,508
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.6213% 9/15/11 (d)	1,125,000	1,125,053
Series 2004-B1 Class B1, 5.5313% 11/15/11 (d)	1,180,000	1,178,078
Capital Trust Ltd. Series 2004-1:
Class A2, 5.4475% 7/20/39 (a)(d)	265,000	261,136
Class B, 5.7475% 7/20/39 (a)(d)	140,000	134,915
Class C, 6.0975% 7/20/39 (a)(d)	180,000	165,017
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 5.8225% 7/25/36 (d)	445,000	131,416
Class M9, 6.7725% 7/25/36 (d)	285,000	56,404
Series 2006-NC3 Class M10, 6.8725% 8/25/36 (a)(d)	125,000	27,344
Series 2007-RFC1 Class A3, 5.0125% 12/25/36 (d)	1,000,000	912,656
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 5.5725% 11/25/33 (d)	91,792	84,328
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1775% 5/20/17 (a)(d)	446,412	437,215
Chase Credit Card Owner Trust Series 2003-6 Class C, 5.8913% 2/15/11 (d)	2,210,000	2,205,778
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.5613% 6/15/12 (d)	$ 1,645,000	$ 1,626,494
Series 2006-C3 Class C3, 5.3213% 6/15/11 (d)	1,975,000	1,951,855
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	211,990	210,870
Class D, 4.51% 11/20/12	209,796	208,526
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.3431% 4/7/10 (d)	1,685,000	1,685,694
Series 2006-C4 Class C4, 5.345% 1/9/12 (d)	2,365,000	2,314,165
Series 2006-C6 Class C6, 5.4213% 11/15/12 (d)	1,595,000	1,558,397
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,504,515
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	258,717	175,927
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.3025% 5/25/33 (d)	20,505	20,268
Series 2003-BC1 Class M2, 6.8725% 9/25/32 (d)	186,791	176,287
Series 2004-2 Class M1, 5.3725% 5/25/34 (d)	375,000	358,480
Series 2004-3:
Class 3A4, 5.1225% 8/25/34 (d)	1,273,720	1,200,283
Class M1, 5.3725% 6/25/34 (d)	100,000	96,580
Series 2004-4 Class M2, 5.4025% 6/25/34 (d)	315,000	304,593
Series 2005-1:
Class 1AV2, 5.0725% 7/25/35 (d)	285,304	278,260
Class MV1, 5.2725% 7/25/35 (d)	435,000	412,330
Class MV2, 5.3125% 7/25/35 (d)	525,000	483,326
Series 2005-AB1 Class A2, 5.0825% 8/25/35 (d)	1,187,905	1,167,302
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	1,183,626	1,184,550
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,015,156	1,014,853
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.4213% 5/16/11 (d)	550,000	548,806
Series 2005-1 Class B, 5.2413% 9/16/10 (d)	1,580,000	1,578,073
Series 2005-3 Class B, 5.2813% 5/15/11 (d)	2,000,000	1,972,262
Series 2006-1 Class B1, 5.2413% 8/16/11 (d)	1,845,000	1,834,883
Series 2006-2 Class B1, 5.2113% 1/17/12 (d)	2,000,000	1,985,387
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	930,008	927,247
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.5632% 5/28/35 (d)	80,751	76,738
Class AB3, 5.7063% 5/28/35 (d)	32,052	29,468
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.3225% 8/25/34 (d)	$ 1,500,000	$ 1,329,314
Series 2006-2:
Class 2A2, 5.0425% 7/25/36 (d)	880,000	846,037
Class M1, 5.1825% 7/25/36 (d)	1,765,000	1,077,010
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.4225% 3/25/34 (d)	25,000	22,236
Class M4, 5.7725% 3/25/34 (d)	11,654	10,718
Series 2004-FF8 Class M3, 5.8225% 10/25/34 (d)	1,760,000	1,552,489
Series 2006-FF14:
Class A5, 5.0325% 10/25/36 (d)	990,000	913,275
Class M1, 5.1325% 10/25/36 (d)	880,000	516,095
Series 2006-FF18 Class M1, 5.1025% 12/25/37 (d)	3,500,000	2,097,200
Series 2007-FF1 Class M1, 5.1025% 1/25/38 (d)	375,000	206,250
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	551,129	550,009
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.2413% 5/15/10 (d)	1,375,000	1,373,433
Class B, 5.5313% 5/15/10 (d)	1,110,000	1,109,810
Series 2006-3:
Class A, 5.2713% 6/15/11 (d)	990,000	984,345
Class B, 5.5413% 6/15/11 (d)	1,405,000	1,390,737
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.7588% 10/18/54 (a)(d)	460,000	439,323
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	439,411	439,451
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.3725% 12/25/33 (d)	196,854	49,346
Series 2004-B Class M1, 5.4525% 5/25/34 (d)	205,000	191,348
Series 2004-C Class M1, 5.5225% 8/25/34 (d)	540,000	511,040
Series 2005-A:
Class M1, 5.3025% 1/25/35 (d)	225,000	208,348
Class M2, 5.3325% 1/25/35 (d)	325,000	308,207
Class M3, 5.3625% 1/25/35 (d)	175,000	165,553
Class M4, 5.5525% 1/25/35 (d)	125,000	115,303
Series 2006-A:
Class M3, 5.2525% 5/25/36 (d)	455,000	171,200
Class M4, 5.2725% 5/25/36 (d)	685,000	176,883
Class M5, 5.3725% 5/25/36 (d)	365,000	69,810
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a)(d)	960,000	952,793
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 5.5213% 4/15/31 (a)(d)	$ 150,098	$ 146,346
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.2913% 6/15/11 (d)	925,000	924,447
Series 2006-1:
Class B, 5.2013% 9/17/12 (d)	585,000	580,016
Class C, 5.3313% 9/17/12 (d)	455,000	448,279
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,049,267	1,049,648
Gracechurch Card Funding PLC:
Series 11 Class C, 5.3713% 11/15/10 (d)	2,490,000	2,446,350
Series 8 Class C, 5.4213% 6/15/10 (d)	2,650,000	2,622,732
Series 9:
Class B, 5.2413% 9/15/10 (d)	485,000	481,455
Class C, 5.4013% 9/15/10 (d)	1,800,000	1,773,972
Granite Master Issuer PLC Series 2006-1A Class A4, 5.0375% 12/20/30 (a)(d)	60,777	60,625
GSAMP Trust:
Series 2002-NC1 Class A2, 5.5125% 7/25/32 (d)	2,606	2,458
Series 2003-FM1 Class M1, 6.2275% 3/20/33 (d)	533,607	517,527
Series 2004-FM1:
Class M1, 5.5225% 11/25/33 (d)	168,544	160,547
Class M2, 6.2725% 11/25/33 (d)	62,956	59,263
Series 2004-FM2 Class M1, 5.6225% 1/25/34 (d)	212,605	203,289
Series 2004-HE1:
Class M1, 5.4225% 5/25/34 (d)	289,483	268,970
Class M2, 6.0225% 5/25/34 (d)	150,000	137,566
Series 2006-FM3 Class ABS, 5.0725% 11/25/36 (d)	2,045,000	1,892,584
Series 2006-HE5 Class M7, 5.7025% 8/25/36 (d)	1,495,000	188,158
Series 2006-NC2 Class M4, 5.2225% 6/25/36 (d)	1,541,000	434,115
Series 2007-FM1 Class M1, 5.1425% 12/25/36 (d)	1,000,000	644,800
Series 2007-FM2 Class M1, 5.1525% 1/25/37 (d)	1,615,000	1,041,998
Series 2007-HE1 Class M1, 5.1225% 3/25/47 (d)	335,000	215,740
Series 2007-NC1 Class M7, 5.8225% 12/25/46 (d)	3,390,000	871,800
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 5.0825% 6/25/35 (d)	1,800,000	1,788,129
Series 2005-9 Class 2A1, 4.9925% 8/25/35 (d)	299,430	299,121
Series 2005-HE2 Class M, 5.3025% 3/25/35 (d)	1,207,506	1,093,035
Series 2005-MTR1 Class A1, 5.0125% 10/25/35 (d)	552,895	549,160
Series 2005-NC1 Class M1, 5.3225% 2/25/35 (d)	1,162,823	993,658
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 5.9525% 5/25/30 (a)(d)	651,189	607,233
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class B, 5.2725% 9/25/46 (a)(d)	$ 450,000	$ 398,250
Class C, 5.4225% 9/25/46 (a)(d)	1,150,000	973,188
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.9975% 9/20/09 (a)(d)	1,700,000	1,300,366
Holmes Master Issuer PLC Series 2007-2A Class 1C, 5.4725% 7/15/21 (d)	1,640,000	1,618,024
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.7525% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 6.5725% 5/25/33 (d)	152,642	149,721
Series 2003-1 Class M1, 6.3725% 6/25/33 (d)	524,845	509,678
Series 2003-2 Class M1, 6.1925% 8/25/33 (d)	66,323	64,257
Series 2003-3 Class M1, 6.1625% 8/25/33 (d)	320,568	307,783
Series 2003-4 Class M1, 6.0725% 10/25/33 (d)	96,601	89,067
Series 2003-5:
Class A2, 5.2225% 12/25/33 (d)	10,566	10,175
Class M1, 5.5725% 12/25/33 (d)	160,000	155,605
Class M2, 6.6025% 12/25/33 (d)	18,009	16,550
Series 2003-7:
Class A2, 5.2525% 3/25/34 (d)	2,079	2,078
Class M1, 5.5225% 3/25/34 (d)	795,000	752,392
Series 2003-8 Class M1, 5.5925% 4/25/34 (d)	192,210	181,464
Series 2005-1 Class M1, 5.3025% 5/25/35 (d)	1,270,000	1,194,534
Series 2005-2:
Class 2A2, 5.0725% 7/25/35 (d)	99,377	99,299
Class M1, 5.3225% 7/25/35 (d)	890,000	838,999
Series 2007-1 Class M1, 5.1125% 5/25/37 (d)	1,940,000	1,172,984
Series 2007-3 Class 2A3, 5.1125% 8/25/37 (d)	2,015,000	1,857,264
Household Home Equity Loan Trust Series 2004-1 Class M, 5.5175% 9/20/33 (d)	85,816	83,352
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.4575% 1/20/35 (d)	169,903	153,356
Class M2, 5.4875% 1/20/35 (d)	126,483	110,338
Series 2005-3:
Class A1, 5.2575% 1/20/35 (d)	386,737	375,437
Class M1, 5.4175% 1/20/35 (d)	227,095	205,829
Series 2006-2:
Class M1, 5.3613% 3/20/36 (d)	566,074	349,154
Class M2, 5.2875% 3/20/36 (d)	934,524	549,127
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 5.1725% 1/25/37 (d)	$ 1,025,000	$ 662,150
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.3425% 6/25/35 (d)	492,536	458,704
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,482,889	1,484,413
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.0225% 12/25/36 (d)	3,000,000	2,800,782
Keycorp Student Loan Trust Series 1999-A Class A2, 5.69% 12/27/09 (d)	169,824	170,372
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	575,829	576,007
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.1025% 6/25/33 (d)	445,406	427,535
Series 2003-3 Class M1, 5.6225% 7/25/33 (d)	337,423	310,598
Series 2005-1 Class M2, 5.4025% 2/25/35 (d)	1,410,000	1,333,926
Series 2005-WL1 Class M2, 5.4225% 6/25/35 (d)	660,000	600,600
Series 2006-6:
Class 2A3, 5.0225% 7/25/36 (d)	1,435,000	1,309,661
Class M4, 5.2325% 7/25/36 (d)	425,000	96,250
Series 2006-7 Class M10, 7.3725% 8/25/36 (d)	675,000	63,877
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.5225% 9/25/34 (d)	685,000	654,786
Series 2006-HE3 Class A2, 4.9725% 8/25/36 (d)	1,140,000	1,109,363
Series 2007-WMC1 Class A4, 5.0325% 1/25/37 (d)	1,380,000	1,274,560
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 5.4813% 10/15/10 (d)	125,000	125,154
Series 2003-B3 Class B3, 5.4663% 1/18/11 (d)	1,550,000	1,550,174
Series 2003-B5 Class B5, 5.4613% 2/15/11 (d)	2,000,000	2,002,386
Series 2003-C2 Class C2, 6.6913% 6/15/10 (d)	2,000,000	2,002,857
Series 2005-C1 Class C, 5.5013% 10/15/12 (d)	2,505,000	2,470,907
Series 2005-C2 Class C, 5.4413% 2/15/13 (d)	2,505,000	2,456,406
Series 2005-C3 Class C, 5.3613% 3/15/11 (d)	2,830,000	2,804,824
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	200,000	199,970
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.6225% 7/25/34 (d)	134,520	127,878
Class M2, 5.6975% 7/25/34 (d)	3,764	3,548
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.1225% 4/25/37 (d)	1,035,000	963,844
Class M1, 5.2525% 4/25/37 (d)	1,355,000	841,726
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2004-FM1 Class M2, 6.0225% 1/25/35 (d)	$ 51,018	$ 46,161
Series 2004-HE2 Class A1B, 5.3425% 8/25/35 (d)	39,863	38,680
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1 Class A2B, 4.9825% 4/25/37 (d)	1,055,000	1,029,449
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.9725% 12/27/32 (d)	102,728	101,172
Series 2003-NC10 Class M1, 5.5525% 10/25/33 (d)	792,708	761,030
Series 2003-NC8 Class M1, 5.5725% 9/25/33 (d)	119,992	114,676
Series 2004-HE6 Class A2, 5.2125% 8/25/34 (d)	65,756	62,807
Series 2004-NC2 Class M1, 5.4225% 12/25/33 (d)	347,703	330,852
Series 2005-1 Class M2, 5.3425% 12/25/34 (d)	570,000	527,818
Series 2005-HE1:
Class M1, 5.3225% 12/25/34 (d)	150,000	141,852
Class M2, 5.3425% 12/25/34 (d)	385,000	354,982
Series 2005-HE2:
Class M1, 5.2725% 1/25/35 (d)	370,000	332,343
Class M2, 5.3125% 1/25/35 (d)	265,000	243,977
Series 2005-NC1:
Class M1, 5.3125% 1/25/35 (d)	325,000	302,736
Class M2, 5.3425% 1/25/35 (d)	325,000	299,423
Class M3, 5.3825% 1/25/35 (d)	325,000	295,966
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.1475% 2/25/32 (d)	279,043	273,063
Series 2001-NC1 Class M2, 6.4775% 10/25/31 (d)	7,137	6,813
Series 2001-NC4 Class M1, 6.3725% 1/25/32 (d)	15,266	14,483
Series 2002-AM3 Class A3, 5.8525% 2/25/33 (d)	14,114	13,902
Series 2002-HE1 Class M1, 5.7725% 7/25/32 (d)	551,181	503,228
Series 2002-NC3 Class M1, 5.9525% 8/25/32 (d)	96,554	90,688
Series 2002-OP1 Class M1, 5.9975% 9/25/32 (d)	264,935	228,510
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 4.9825% 2/25/13 (d)	2,050,000	2,015,458
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.3225% 3/25/35 (d)	595,000	549,959
Class M2, 5.3525% 3/25/35 (d)	595,000	546,875
Class M3, 5.3925% 3/25/35 (d)	290,000	264,315
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 5.6725% 7/25/36 (d)	485,000	129,876
Class M8, 5.8225% 7/25/36 (d)	340,000	66,963
Class M9, 6.7225% 7/25/36 (d)	490,000	122,760
Series 2007-2 Class 2A3, 5.0625% 2/25/37 (d)	947,000	868,873
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1 Class M1, 5.3225% 6/25/34 (d)	$ 100,000	$ 91,973
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.3225% 12/25/33 (d)	41,849	39,250
Series 2007-1 Class A2C, 5.0525% 3/25/37 (d)	805,000	733,556
Ocala Funding LLC Series 2006-1A Class A, 6.3975% 3/20/11 (a)(d)	965,000	850,648
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.5225% 11/25/33 (d)	1,025,000	1,007,338
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.5025% 9/25/34 (d)	815,000	753,432
Class M2, 5.5525% 9/25/34 (d)	160,000	149,031
Class M3, 6.1225% 9/25/34 (d)	310,000	276,252
Class M4, 6.3225% 9/25/34 (d)	435,000	389,270
Series 2004-WWF1:
Class A5, 5.3425% 1/25/35 (d)	3	3
Class M4, 5.9725% 1/25/35 (d)	945,000	851,628
Series 2005-WCH1:
Class M2, 5.3925% 1/25/35 (d)	1,130,000	1,065,626
Class M3, 5.4325% 1/25/35 (d)	425,000	396,532
Class M5, 5.7525% 1/25/35 (d)	400,000	339,768
Series 2005-WHQ1 Class M7, 6.1225% 3/25/35 (d)	910,000	650,905
Providian Master Note Trust:
Series 2005-2 Class C2, 5.5913% 11/15/12 (a)(d)	2,160,000	2,126,974
Series 2006-C1A Class C1, 5.6413% 3/16/15 (a)(d)	2,465,000	2,319,989
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.1225% 10/25/34 (d)	1,300,000	1,172,440
Series 2004-RS6:
Class 2M2, 6.1725% 6/25/34 (d)	250,000	235,634
Class 2M3, 6.3225% 6/25/34 (d)	250,000	230,600
Series 2005-SP2 Class 1A1, 5.0225% 5/25/44 (d)	60,898	60,832
Series 2007-RZ1 Class A2, 5.0325% 2/25/37 (d)	1,200,000	1,160,939
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.2725% 4/25/33 (d)	1,451	1,387
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.6675% 3/25/35 (d)	640,000	584,896
Series 2007-1 Class A2C, 5.0225% 2/25/37 (d)	1,000,000	930,000
Securitized Asset Backed Receivables LLC Trust:
Series 2007-NC1 Class M1, 5.1125% 12/25/36 (d)	2,035,000	1,309,726
Series 2007-NC2 Class M1, 5.1025% 1/25/37 (d)	385,000	247,632
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.1475% 5/20/18 (a)(d)	$ 1,932,533	$ 1,885,236
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.2713% 8/15/11 (a)(d)	1,140,000	1,071,691
Class C, 5.4713% 8/15/11 (a)(d)	520,000	480,142
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.5225% 8/25/34 (d)	1,000,000	1,000,000
Series 2003-BC4 Class M1, 5.4725% 11/25/34 (d)	260,000	248,915
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.0425% 1/25/37 (d)	1,215,000	1,138,114
Class M1, 5.1425% 1/25/37 (d)	1,180,000	760,864
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.5725% 8/25/33 (d)	1,135,000	1,103,949
Series 2004-8 Class M5, 6.0225% 9/25/34 (d)	290,000	267,390
Series 2005-1 Class M4, 5.6325% 2/25/35 (a)(d)	485,000	427,413
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.2325% 2/25/34 (d)	25,222	23,918
Series 2007-BC1 Class M1, 5.1025% 2/25/37 (d)	3,195,000	2,069,031
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.1913% 9/15/11 (d)	2,735,000	2,716,126
Class B, 5.3713% 9/15/11 (d)	1,625,000	1,610,595
Series 2007-AE1:
Class A, 5.1913% 1/15/12 (d)	400,000	396,155
Class B, 5.3913% 1/15/12 (d)	335,000	331,958
Class C, 5.6913% 1/15/12 (d)	420,000	414,243
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.5413% 3/15/11 (a)(d)	675,000	672,154
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.2913% 6/15/10 (d)	980,000	959,673
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.1913% 6/15/12 (d)	1,015,000	1,001,818
Class B, 5.3113% 6/15/12 (d)	790,000	770,084
Class C, 5.5913% 6/15/12 (d)	470,000	457,016
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.3025% 9/25/34 (d)	21,802	20,780
Series 2003-6HE Class A1, 5.3425% 11/25/33 (d)	17,086	16,825
Series 2005-14HE Class AF1, 5.0125% 8/25/36 (d)	19,768	19,768
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,835	2,835
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.4213% 5/16/11 (a)(d)	2,165,000	2,100,267
Asset-Backed Securities - continued
	Principal Amount	Value
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	$ 129,045	$ 129,105
Series 2007-A Class A2, 5.46% 6/15/10	1,245,000	1,249,173
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	1,096,536	1,096,773
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.1213% 9/16/13 (a)(d)	3,025,000	2,989,429
Series 2007-C1 Class C1, 5.4913% 5/15/14 (a)(d)	1,595,000	1,509,253
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	133,072	132,466
Series 2004-4 Class D, 3.58% 5/17/12	125,964	125,132
Series 2005-1 Class D, 4.09% 8/15/12	142,149	141,487
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (a)(d)	1,529,388	1,501,400
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.4113% 2/16/10 (d)	185,000	185,108
TOTAL ASSET-BACKED SECURITIES (Cost $253,804,514)		225,303,511
Collateralized Mortgage Obligations - 14.3%

Private Sponsor - 12.9%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1 Class A2C, 5.0425% 11/25/36 (d)	1,000,000	929,063
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.0625% 5/25/46 (d)	916,401	887,464
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(d)	1,625,000	1,600,625
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.15% 10/25/33 (d)	4,245,000	4,200,927
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0849% 8/25/35 (d)	1,401,311	1,400,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.1525% 1/25/35 (d)	1,043,144	1,039,550
Series 2005-2 Class 1A1, 5.1225% 3/25/35 (d)	549,905	545,501
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.2381% 8/25/34 (d)	2,081,389	2,069,095
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.2725% 2/25/35 (d)	254,416	253,976
Series 2004-4 Class 5A2, 5.2725% 3/25/35 (d)	58,744	57,418
Series 2005-1 Class 5A2, 5.2025% 5/25/35 (d)	167,473	162,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-10 Class 5A2, 5.1925% 1/25/36 (d)	$ 939,673	$ 927,777
Series 2005-2:
Class 6A2, 5.1525% 6/25/35 (d)	56,118	54,013
Class 6M2, 5.3525% 6/25/35 (d)	1,375,000	1,307,100
Series 2005-3 Class 8A2, 5.1125% 7/25/35 (d)	686,553	672,827
Series 2005-5 Class 6A2, 5.1025% 9/25/35 (d)	570,304	552,558
Series 2005-8 Class 7A2, 5.1525% 11/25/35 (d)	427,923	418,229
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.2725% 3/25/34 (d)	13,446	13,356
Series 2004-AR3 Class 6A2, 5.2425% 4/25/34 (d)	6,346	6,267
Series 2004-AR5 Class 11A2, 5.2425% 6/25/34 (d)	28,850	28,525
Series 2004-AR6 Class 9A2, 5.2425% 10/25/34 (d)	43,392	43,398
Series 2004-AR7 Class 6A2, 5.2525% 8/25/34 (d)	77,944	77,963
Series 2004-AR8 Class 8A2, 5.2525% 9/25/34 (d)	37,512	36,546
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.1625% 11/25/35 (d)	327,151	319,621
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.0325% 3/25/37 (d)	1,375,000	1,335,550
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 5.6225% 10/25/36 (d)	1,205,000	139,525
Class M8, 5.8225% 10/25/36 (d)	525,000	60,822
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.6934% 12/25/34 (d)	67,758	66,910
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.3188% 10/11/41 (a)(d)	1,814,137	1,798,517
Class CB, 5.5288% 10/11/41 (a)(d)	260,000	250,947
Class DB, 5.7188% 10/11/41 (a)(d)	1,060,000	993,538
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.6675% 12/21/24 (d)	175,000	175,030
Series 2005-2 Class C1, 6.01% 12/20/54 (d)	1,610,000	1,395,870
Series 2005-4 Class A3, 5.58% 12/20/54 (d)	1,905,991	1,886,931
Series 2006-1A:
Class A5, 5.58% 12/20/54 (a)(d)	1,000,000	994,093
Class C2, 6.11% 12/20/54 (a)(d)	1,545,000	1,236,000
Series 2006-3 Class C2, 5.68% 12/20/54 (d)	820,000	657,066
Series 2006-4:
Class B1, 5.6775% 12/20/54 (d)	1,250,000	1,235,000
Class C1, 5.9675% 12/20/54 (d)	765,000	650,250
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 5.7575% 12/20/54 (d)	$ 330,000	$ 309,738
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (d)	555,000	473,415
Class 1M1, 5.7375% 12/20/54 (d)	500,000	467,500
Class 2B1, 5.7075% 12/20/54 (d)	535,000	518,950
Class 2C1, 6.0175% 12/20/54 (d)	295,000	252,963
Class 2M1, 5.8375% 12/20/54 (d)	645,000	561,150
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.2025% 12/20/34 (d)	564,960	564,088
Series 2006-AR2 Class 4A1, 5.8522% 4/25/36 (d)	3,008,005	2,998,632
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.2725% 7/15/40 (a)(d)	1,040,000	1,039,100
Class 2C, 5.5925% 7/15/40 (a)(d)	886,364	878,067
Holmes Financing No. 9 PLC floater Class 2A, 5.3025% 7/15/13 (d)	2,780,000	2,761,263
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.3225% 10/25/34 (d)	323,199	322,848
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.1025% 12/25/36 (d)	670,000	430,944
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.2425% 3/25/35 (d)	282,752	278,727
Series 2004-6 Class 1A2, 5.2625% 10/25/34 (d)	79,666	78,624
Series 2005-1:
Class M1, 5.3325% 4/25/35 (d)	146,556	129,821
Class M2, 5.3725% 4/25/35 (d)	259,172	224,995
Class M3, 5.4025% 4/25/35 (d)	63,250	52,958
Class M4, 5.6225% 4/25/35 (d)	38,567	20,055
Class M5, 5.9013% 4/25/35 (d)	38,567	19,284
Class M6, 5.6425% 4/25/35 (d)	60,164	28,879
Series 2005-2 Class 1A2, 5.1825% 4/25/35 (d)	635,430	621,355
Series 2005-4 Class 1B1, 6.4313% 5/25/35 (d)	254,179	146,510
Series 2005-7:
Class M1, 5.3525% 11/25/35 (d)	138,000	126,612
Class M2, 5.3925% 11/25/35 (d)	103,500	89,420
Class M3, 5.4925% 11/25/35 (d)	517,499	269,099
Class M4, 5.5325% 11/25/35 (d)	247,249	123,625
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (d)	2,959,880	2,931,546
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.7838% 12/10/43 (a)(d)	865,000	860,134
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.5188% 9/26/45 (a)(d)	$ 501,630	$ 500,833
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 4.9525% 8/25/46 (d)	944,231	937,533
Series 2006-GP1 Class A1, 4.9625% 5/25/46 (d)	790,825	787,820
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.3625% 11/25/34 (d)	28,840	27,856
Class 2A1, 5.2525% 11/25/34 (d)	55,572	54,261
Class 2A2, 5.3125% 11/25/34 (d)	12,234	11,891
Series 2005-1 Class 1A1, 5.1425% 3/25/35 (d)	76,104	75,925
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2377% 8/25/17 (d)	382,189	389,174
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A:
Class 2A1, 5.2625% 3/25/28 (d)	73,855	72,225
Class 2A2, 5.8413% 3/25/28 (d)	26,377	25,721
Series 2003-B Class A1, 5.2125% 4/25/28 (d)	79,210	76,939
Series 2003-D Class A, 5.1825% 8/25/28 (d)	366,279	363,686
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	130,877	129,349
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	147,978	146,838
Series 2004-A Class A2, 5.345% 4/25/29 (d)	192,162	190,740
Series 2004-B Class A2, 5.65% 6/25/29 (d)	173,366	172,192
Series 2004-C Class A2, 5.68% 7/25/29 (d)	229,890	227,997
Series 2004-D Class A2, 5.455% 9/25/29 (d)	249,305	248,015
Series 2004-E Class A2D, 5.645% 11/25/29 (d)	277,424	276,308
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	93,995	92,211
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	277,579	272,671
Series 2005-B Class A2, 5.61% 7/25/30 (d)	248,359	243,850
Series 2006-MLN1 Class M4, 5.2325% 7/25/37 (d)	1,015,000	255,382
Series 2003-G Class XA1, 1% 1/25/29 (f)	885,711	9
MortgageIT Trust floater Series 2004-2:
Class A1, 5.2425% 12/25/34 (d)	328,450	326,773
Class A2, 5.3225% 12/25/34 (d)	443,652	442,194
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.1625% 7/25/35 (d)	1,246,040	1,238,143
Series 2005-5 Class 1A1B, 5.0725% 12/25/35 (d)	920,000	917,148
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.1725% 3/25/37 (d)	980,000	633,080
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.9038% 9/10/33 (d)	$ 2,495,000	$ 2,494,359
Permanent Financing No. 5 PLC floater Series 3 Class C, 6.5438% 6/10/42 (d)	1,030,000	1,004,250
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 6.1738% 6/10/42 (d)	1,600,000	1,585,250
Permanent Financing No. 8 PLC floater:
Class 2A, 5.7938% 6/10/14 (d)	2,945,000	2,943,374
Class 2C, 6.1238% 6/10/42 (d)	2,350,000	2,330,721
Class 3C, 6.2438% 6/10/42 (d)	910,000	877,766
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.6425% 7/17/42 (d)	2,645,000	2,569,353
Series 2007-1 Class 4A, 5.3225% 10/15/33 (d)	3,450,000	3,397,526
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4824% 10/25/35 (d)	976,636	974,774
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 4.9725% 9/25/46 (d)	1,785,119	1,770,057
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	152,560	154,766
Series 2004-SL2 Class A1, 6.5% 10/25/16	48,579	49,435
Series 2005-AR5 Class 1A1, 4.7763% 9/19/35 (d)	411,134	410,989
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.3225% 6/25/33 (a)(d)	70,471	67,366
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	849,171	8
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	135,926	135,904
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	94,289	93,105
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	251,615	250,081
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	471,082	464,654
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	295,119	292,469
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	113,643	112,848
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	123,771	122,992
Class A3B, 5.84% 7/20/34 (d)	247,541	245,768
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	161,417	160,842
Class A3B, 5.9288% 7/20/34 (d)	313,431	312,903
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	455,645	452,592
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	262,660	255,142
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	412,811	410,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.1925% 9/25/36 (d)	$ 640,000	$ 404,992
Class M7, 5.6725% 9/25/36 (d)	330,000	84,090
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.2725% 9/25/33 (a)(d)	75,827	74,573
Series 2005-AR1 Class B1, 6.8725% 9/25/35 (a)(d)	1,155,000	174,290
Series 2007-GEL1 Class A2, 5.062% 1/25/37 (a)(d)	1,000,000	930,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.0725% 9/25/36 (d)	2,255,000	2,238,209
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.2425% 9/25/34 (d)	1,142,171	1,140,179
Series 2005-3 Class A4, 5.1425% 10/25/35 (d)	1,963,996	1,957,519
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 4.9525% 9/25/46 (d)	544,360	543,244
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	87,431	87,309
Series 2003-AR10 Class A7, 4.0565% 10/25/33 (d)	690,000	683,189
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	44,082	46,127
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	3,901,286	3,831,046
Series 2005-AR12 Class 2A1, 4.3182% 7/25/35 (d)	1,464,938	1,457,515
TOTAL PRIVATE SPONSOR		94,789,862
U.S. Government Agency - 1.4%
Fannie Mae:
floater Series 2002-89 Class F, 5.1725% 1/25/33 (d)	77,161	77,197
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	198,055	198,119
Series 2003-24 Class PB, 4.5% 12/25/12	203,106	202,372
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 5.8525% 8/25/31 (d)	690,274	705,290
Series 2002-36 Class FT, 5.3725% 6/25/32 (d)	106,487	106,971
Series 2002-49 Class FB, 5.635% 11/18/31 (d)	1,142,593	1,149,793
Series 2002-60 Class FV, 5.8725% 4/25/32 (d)	252,692	258,261
Series 2002-64 Class FE, 5.385% 10/18/32 (d)	52,183	52,330
Series 2002-68 Class FH, 5.535% 10/18/32 (c)(d)	2,146,638	2,157,540
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-74 Class FV, 5.3225% 11/25/32 (d)	$ 68,192	$ 68,508
Series 2002-75 Class FA, 5.8725% 11/25/32 (d)	517,637	529,033
Series 2003-11:
Class DF, 5.3225% 2/25/33 (d)	52,934	53,134
Class EF, 5.3225% 2/25/33 (d)	21,107	21,192
Series 2003-122 Class FL, 5.2225% 7/25/29 (d)	393,144	393,975
Series 2004-33 Class FW, 5.2725% 8/25/25 (d)	642,092	644,705
Series 2004-54 Class FE, 6.0225% 2/25/33 (d)	508,219	510,289
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	1,742	1,739
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,119,535	1,138,439
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.9913% 11/15/30 (c)(d)	587,740	588,963
Series 2526 Class FC, 5.4913% 11/15/32 (d)	12,977	13,033
Series 2551 Class FH, 5.5413% 1/15/33 (d)	47,622	47,824
Series 2861 Class JF, 5.3913% 4/15/17 (d)	615,820	617,819
Series 3066 Class HF, 0% 1/15/34 (d)	39,296	39,153
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	166,857	166,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	37,036	67
Series 1803 Class A, 6% 12/15/08	121,009	121,274
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.46% 1/16/27 (d)	80,384	80,637
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	90,938	91,448
TOTAL U.S. GOVERNMENT AGENCY		10,035,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,747,810)		104,825,740
Commercial Mortgage Securities - 8.5%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.6913% 11/15/15 (a)(d)	61,614	61,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class B, 5.3513% 3/15/22 (a)(d)	$ 475,000	$ 472,893
Class C, 5.4013% 3/15/22 (a)(d)	200,000	199,078
Class D, 5.4513% 3/15/22 (a)(d)	205,000	202,679
Class E, 5.4913% 3/15/22 (a)(d)	390,000	383,121
Class F, 5.5613% 3/15/22 (a)(d)	200,000	196,526
Class G, 5.6213% 3/15/22 (a)(d)	130,000	127,164
Series 2006-BIX1:
Class E, 5.3313% 10/15/19 (a)(d)	170,000	168,102
Class F, 5.4013% 10/15/19 (a)(d)	325,000	320,454
Class G, 5.4213% 10/15/19 (a)(d)	125,000	122,900
Class JCP, 5.5913% 10/15/19 (a)(d)	4,700	4,594
Bayview Commercial Asset Trust floater:
Series 2003-2 Class A, 5.4525% 12/25/33 (a)(d)	389,318	383,236
Series 2004-1:
Class A, 5.2325% 4/25/34 (a)(d)	235,977	235,370
Class B, 6.7725% 4/25/34 (a)(d)	39,329	38,867
Series 2004-2:
Class A, 5.3025% 8/25/34 (a)(d)	294,927	293,848
Class M1, 5.4525% 8/25/34 (a)(d)	94,469	93,705
Series 2004-3:
Class A1, 5.2425% 1/25/35 (a)(d)	460,893	457,722
Class A2, 5.2925% 1/25/35 (a)(d)	54,223	53,667
Class M1, 5.3725% 1/25/35 (a)(d)	81,334	80,203
Class M2, 5.8725% 1/25/35 (a)(d)	54,223	52,990
Series 2005-2A:
Class A1, 5.1825% 8/25/35 (a)(d)	730,137	727,598
Class M1, 5.3025% 8/25/35 (a)(d)	131,781	128,569
Class M2, 5.3525% 8/25/35 (a)(d)	220,822	214,197
Class M3, 5.3725% 8/25/35 (a)(d)	121,096	115,836
Class M4, 5.4825% 8/25/35 (a)(d)	110,411	104,442
Series 2005-3A:
Class A1, 5.1925% 11/25/35 (a)(d)	629,805	607,130
Class A2, 5.2725% 11/25/35 (a)(d)	258,670	254,099
Class M1, 5.3125% 11/25/35 (a)(d)	89,972	86,261
Class M2, 5.3625% 11/25/35 (a)(d)	123,712	119,285
Class M3, 5.3825% 11/25/35 (a)(d)	112,465	106,561
Class M4, 5.4725% 11/25/35 (a)(d)	138,707	127,611
Series 2005-4A:
Class A2, 5.2625% 1/25/36 (a)(d)	901,331	877,842
Class B1, 6.2725% 1/25/36 (a)(d)	81,939	76,818
Class M1, 5.3225% 1/25/36 (a)(d)	327,757	316,973
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M2, 5.3425% 1/25/36 (a)(d)	$ 81,939	$ 78,833
Class M3, 5.3725% 1/25/36 (a)(d)	163,878	156,333
Class M4, 5.4825% 1/25/36 (a)(d)	81,939	77,829
Class M5, 5.5225% 1/25/36 (a)(d)	81,939	77,445
Class M6, 5.5725% 1/25/36 (a)(d)	81,939	76,856
Series 2006-2A:
Class A1, 5.1025% 7/25/36 (a)(d)	1,484,544	1,457,057
Class A2, 5.1525% 7/25/36 (a)(d)	250,204	240,535
Class B1, 5.7425% 7/25/36 (a)(d)	91,741	78,898
Class B3, 7.5725% 7/25/36 (a)(d)	150,122	133,821
Class M1, 5.1825% 7/25/36 (a)(d)	262,714	250,264
Class M2, 5.2025% 7/25/36 (a)(d)	187,653	177,902
Class M3, 5.2225% 7/25/36 (a)(d)	145,952	137,196
Class M4, 5.2925% 7/25/36 (a)(d)	100,082	93,465
Class M5, 5.3425% 7/25/36 (a)(d)	120,932	110,087
Class M6, 5.4125% 7/25/36 (a)(d)	191,823	168,882
Series 2006-3A:
Class A1, 5.1225% 10/25/36 (a)(d)	1,184,953	1,157,365
Class B1, 5.6725% 10/25/36 (a)(d)	140,204	124,344
Class B2, 6.2225% 10/25/36 (a)(d)	90,454	78,158
Class B3, 7.4725% 10/25/36 (a)(d)	162,818	138,955
Class M4, 5.3025% 10/25/36 (a)(d)	140,204	128,988
Class M5, 5.3525% 10/25/36 (a)(d)	176,386	161,228
Class M6, 5.4325% 10/25/36 (a)(d)	348,249	315,383
Series 2007-1:
Class A2, 5.1425% 3/25/37 (a)(d)	327,773	317,018
Class B1, 5.5425% 3/25/37 (a)(d)	106,180	93,920
Class B2, 6.0225% 3/25/37 (a)(d)	73,864	63,512
Class B3, 8.2225% 3/25/37 (a)(d)	216,976	188,532
Class M1, 5.1425% 3/25/37 (a)(d)	87,714	83,876
Class M2, 5.1625% 3/25/37 (a)(d)	64,631	61,046
Class M3, 5.1925% 3/27/37 (a)(d)	60,015	56,386
Class M4, 5.2425% 3/25/37 (a)(d)	46,165	42,450
Class M5, 5.2925% 3/25/37 (a)(d)	73,864	67,494
Class M6, 5.3725% 3/25/37 (a)(d)	101,563	91,963
Series 2007-3:
Class B1, 5.8225% 7/25/37 (a)(d)	70,805	69,035
Class B2, 6.4725% 7/25/37 (a)(d)	179,374	174,889
Class B3, 8.8725% 7/25/37 (a)(d)	94,407	91,575
Class M1, 5.1825% 7/25/37 (a)(d)	61,365	60,751
Class M2, 5.2125% 7/25/37 (a)(d)	66,085	65,424
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 5.2425% 7/25/37 (a)(d)	$ 103,848	$ 102,680
Class M4, 5.3725% 7/25/37 (a)(d)	165,213	162,734
Class M5, 5.4725% 7/25/37 (a)(d)	80,246	78,641
Class M6, 5.6725% 7/25/37 (a)(d)	61,365	60,137
Series 2007-4A:
Class A2, 5.4373% 9/25/37 (a)(d)	656,679	630,484
Class B1, 7.4225% 9/25/37 (a)(d)	83,936	80,474
Class B2, 8.3225% 9/25/37 (a)(d)	306,121	289,093
Class M1, 5.8225% 9/25/37 (a)(d)	74,062	72,916
Class M2, 5.9225% 9/25/37 (a)(d)	74,062	72,430
Class M4, 6.4725% 9/25/37 (a)(d)	202,435	196,362
Class M5, 6.6225% 9/25/37 (a)(d)	202,435	195,951
Class M6, 6.8225% 9/25/37 (a)(d)	202,435	195,160
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 6.0025% 3/15/22 (a)(d)	165,000	160,875
Class E, 5.3913% 3/15/22 (a)(d)	870,000	846,075
Class F, 5.4413% 5/15/22 (a)(d)	535,000	518,950
Class G, 5.4913% 3/15/22 (a)(d)	135,000	130,275
Class H, 5.6413% 3/15/22 (a)(d)	165,000	158,400
Class J, 5.7913% 3/15/22 (a)(d)	165,000	157,575
Class MS-6, 5.9913% 3/15/22 (a)(d)	335,000	325,788
Class MS5, 5.7413% 3/15/22 (a)(d)	600,000	585,750
Class X-1M, 1.12% 3/15/22 (a)(f)	18,625,725	174,616
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.3213% 4/15/17 (a)(d)	1,005,000	1,002,125
Class C, 5.3613% 4/15/17 (a)(d)	425,000	423,240
Class D, 5.4013% 4/15/17 (a)(d)	345,000	343,254
Class E, 5.4613% 4/15/17 (a)(d)	260,000	258,289
Class F, 5.5013% 4/15/17 (a)(d)	145,000	143,853
Class G, 5.6413% 4/15/17 (a)(d)	145,000	143,687
Class H, 5.7113% 4/15/17 (a)(d)	145,000	142,994
Class J, 5.9413% 4/15/17 (a)(d)	50,000	48,918
Series 2005-FL11:
Class B, 5.3413% 11/15/17 (a)(d)	271,200	270,008
Class C, 5.3913% 11/15/17 (a)(d)	542,401	540,081
Class D, 5.4313% 11/15/17 (a)(d)	94,016	93,317
Class E, 5.4813% 11/15/17 (a)(d)	144,640	144,186
Class F, 5.5413% 11/15/17 (a)(d)	130,176	129,376
Class G, 5.5913% 11/15/17 (a)(d)	206,112	204,036
Series 2006-CN2A Class AJFL, 5.385% 2/5/19 (d)	1,135,000	1,137,485
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2007-FL14:
Class F, 5.5913% 6/15/22 (a)(d)	$ 1,303,005	$ 1,298,730
Class G, 5.6413% 6/15/22 (a)(d)	208,085	207,320
Class H, 5.7913% 6/15/22 (a)(d)	208,085	207,410
Class MLK1, 5.8913% 6/15/22 (a)(d)	565,000	562,859
Class MLK2, 6.0913% 6/15/22 (a)(d)	315,000	315,394
Class MLK3, 6.2913% 6/15/22 (a)(d)	380,000	377,447
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.4413% 4/15/22 (a)(d)	1,775,000	1,739,500
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.2413% 2/15/22 (a)(d)	685,000	671,300
Series 2007-TFL1:
Class C:
5.2613% 2/15/22 (a)(d)	740,000	723,350
5.3613% 2/15/22 (a)(d)	265,000	257,050
Class F, 5.4113% 2/15/22 (a)(d)	530,000	512,775
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.2613% 11/15/36 (a)(d)	540,000	529,497
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.3713% 4/15/21 (a)(d)	300,000	298,158
Class E, 5.4213% 4/15/21 (a)(d)	300,000	298,158
Class G, 5.5113% 4/15/21 (a)(d)	300,000	297,187
Class H, 5.8213% 4/15/21 (a)(d)	300,000	296,965
Class J, 5.8913% 4/15/21 (a)(d)	200,000	197,544
Class K, 6.2913% 4/15/21 (a)(d)	1,005,000	991,408
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4:
Class A2, 5.265% 11/5/21 (a)(d)	1,815,000	1,805,598
Class B, 5.315% 11/5/21 (a)(d)	670,000	662,805
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.365% 6/6/20 (a)(d)	145,000	144,624
Class D, 5.405% 6/6/20 (a)(d)	1,400,000	1,385,902
Class E, 5.495% 6/6/20 (a)(d)	800,000	777,947
Class F, 5.565% 6/6/20 (a)(d)	575,000	554,558
Series 2007-EOP:
Class C, 5.4419% 3/1/20 (a)(d)	440,000	431,200
Class D, 5.4919% 3/1/20 (a)(d)	130,000	127,725
Class E, 5.5619% 3/1/20 (a)(d)	220,000	213,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class F, 5.6019% 3/1/20 (a)(d)	$ 110,000	$ 106,700
Class G, 5.6419% 3/1/20 (a)(d)	55,000	54,136
Class H, 5.7719% 3/1/20 (a)(d)	90,000	87,750
Class J:
5.9719% 3/1/20 (a)(d)	130,000	126,100
6.1719% 3/1/20 (a)(d)	90,000	86,460
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class A2, 5.2213% 11/15/18 (a)(d)	1,535,000	1,526,172
Class B, 5.2613% 11/15/18 (a)(d)	388,029	386,310
Class C, 5.3013% 11/15/18 (a)(d)	275,610	272,830
Class D, 5.3213% 11/15/18 (a)(d)	97,914	96,449
Class E, 5.3713% 11/15/18 (a)(d)	145,058	142,865
Class F, 5.4213% 11/15/18 (a)(d)	217,587	212,533
Class G, 5.4513% 11/15/18 (a)(d)	188,575	183,305
Class H, 5.5913% 11/15/18 (a)(d)	145,058	140,162
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.6413% 12/16/14 (a)(d)	435,000	423,432
Series 2006-LLFA:
Class F, 5.4313% 9/15/21 (a)(d)	291,191	283,492
Class G, 5.4513% 9/15/21 (a)(d)	648,135	626,008
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	22,874
Merrill Lynch/Countrywide Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.23% 12/12/49 (d)	1,180,000	1,155,756
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.2913% 7/17/17 (a)(d)	1,150,107	1,132,855
Series 2007-XLFA:
Class A2, 5.1913% 10/15/20 (a)(d)	1,225,000	1,206,625
Class B, 5.2213% 10/15/20 (a)(d)	440,000	431,200
Class C, 5.2513% 10/15/20 (a)(d)	330,000	319,745
Class D, 5.2813% 10/15/20 (a)(d)	265,000	256,533
Class E, 5.3413% 10/15/20 (a)(d)	330,000	317,261
Class F, 5.3913% 10/15/20 (a)(d)	195,000	188,049
Class G, 5.4313% 10/15/20 (a)(d)	245,000	235,200
Class H, 5.5213% 10/15/20 (a)(d)	155,000	148,025
Class J, 6.0913% 10/15/20 (a)(d)	175,000	167,125
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 5.7813% 10/15/20 (a)(d)	$ 474,674	$ 450,940
Class MJPM, 6.0913% 10/15/20 (a)(d)	167,445	159,073
Class MSTR, 5.7913% 10/15/20 (a)(d)	260,000	245,700
Class NHRO, 5.9813% 10/15/20 (a)(d)	730,268	693,754
Class NSTR, 5.9413% 10/15/20 (a)(d)	240,000	226,800
Series 2007-XLC1:
Class C, 5.6913% 7/17/17 (a)(d)	951,961	932,922
Class D, 5.7913% 7/17/17 (a)(d)	447,982	436,782
Class E, 5.8913% 7/17/17 (a)(d)	361,831	352,786
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class F, 5.4113% 8/15/19 (a)(d)	164,163	164,010
Class G, 5.4613% 8/15/19 (a)(d)	120,000	119,370
Class H, 5.4813% 8/15/19 (a)(d)	100,000	99,182
Class J, 5.5513% 8/15/19 (a)(d)	75,000	74,923
Class K, 5.7413% 8/15/19 (a)(d)	420,000	415,980
Series 2006-XLF:
Class C, 6.2913% 7/15/19 (a)(d)	570,000	552,900
Class D, 5.3413% 7/15/19 (a)(d)	1,345,000	1,344,911
Class E, 5.3813% 7/15/19 (a)(d)	1,450,000	1,448,409
Class F, 5.4113% 7/15/19 (a)(d)	535,000	532,569
Class G, 5.4513% 7/15/19 (a)(d)	385,000	382,477
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.3725% 3/24/18 (a)(d)	239,771	238,423
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class F, 5.4313% 8/11/18 (a)(d)	1,235,000	1,217,393
Class G, 5.4513% 8/11/18 (a)(d)	1,170,000	1,116,399
Class J, 5.6913% 8/11/18 (a)(d)	260,000	250,362
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,127,310)		62,657,758
Commercial Paper - 0.3%

Sprint Nextel Corp. 5.61% 11/9/07 (d) (Cost $2,000,000)	2,000,000	2,000,072
Fixed-Income Funds - 20.4%
	Shares	Value
Fidelity Ultra-Short Central Fund (e) (Cost $160,759,973)	1,615,650	$ 149,334,566
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (Cost $59,790,000)	$ 59,798,211	59,790,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $780,856,633)		730,726,553
NET OTHER ASSETS - 0.4%		3,241,334
NET ASSETS - 100%		$ 733,967,887
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 111,658,125	$ (5,152)
113 Eurodollar 90 Day Index Contracts	March 2008	111,730,163	57,461
108 Eurodollar 90 Day Index Contracts	June 2008	106,817,400	29,586
61 Eurodollar 90 Day Index Contracts	Sept. 2008	60,342,725	24,906
TOTAL EURODOLLAR CONTRACTS			$ 106,801
Sold
Eurodollar Contracts
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,978,500	$ (1,358)
1 Eurodollar 90 Day Index Contracts	March 2009	989,138	(617)
TOTAL EURODOLLAR CONTRACTS			$ (1,975)
			$ 104,826
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5,
Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (504,664)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	275,000	(76,786)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35	Jan. 2036	600,000	(475,200)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(421,831)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	183,497	(28,337)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	82,257	(67,613)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(374,812)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 213,526	$ (63,802)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	(21,914)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	900,000	(63,023)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(13,846)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(13,793)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	500,000	(34,483)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(21,493)
TOTAL CREDIT DEFAULT SWAPS		8,689,280	(2,181,597)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	April 2008	$ 4,000,000	$ (44,552)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	4,450,000	(52,751)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	5,655,000	(66,328)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	10,000,000	(189,227)
TOTAL TOTAL RETURN SWAPS		24,105,000	(352,858)
		$ 32,794,280	$ (2,534,455)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,625,740 or 16.3% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $351,481.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $365,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$59,790,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 7,451,286
Banc of America Securities LLC	11,436,712
Bank of America, NA	17,699,925
Bear Stearns & Co., Inc.	1,817,486
Citigroup Global Markets, Inc.	2,497,638
Countrywide Securities Corp.	2,081,365
Credit Suisse Securities (USA) LLC	2,497,638
ING Financial Markets LLC	5,149,944
J.P. Morgan Securities, Inc.	4,162,730
Societe Generale, New York Branch	3,330,184
WestLB AG	1,665,092
$ 59,790,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 2,723,534

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 94,967,809	$ 149,334,566	1.3%
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $780,791,863. Net unrealized depreciation aggregated $50,065,310, of which $266,745 related to appreciated investment securities and $50,332,055 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AUSB-QTLY-1207

1.809541.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
6.0531% 3/13/09 (d)	$ 3,685,000	$ 3,681,024
6.1331% 3/13/09 (d)	1,800,000	1,799,928
		5,480,952
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,131,328
Cox Communications, Inc. (Reg. S) 6.2531% 12/14/07 (d)	2,330,000	2,331,960
Viacom, Inc. 6.0444% 6/16/09 (d)	2,000,000	1,993,204
		5,456,492
TOTAL CONSUMER DISCRETIONARY		10,937,444
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 5.9213% 6/1/10 (d)	2,200,000	2,183,034
ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Transocean, Inc. 5.8688% 9/5/08 (d)	2,400,000	2,395,486
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	841,653
6.0944% 9/15/09 (d)	2,200,000	2,190,538
		3,032,191
TOTAL ENERGY		5,427,677
FINANCIALS - 5.8%
Capital Markets - 1.0%
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	745,000	713,104
5.5988% 7/19/10 (d)	2,000,000	1,966,828
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (d)	1,205,000	1,128,527
Lehman Brothers Holdings, Inc. 5.645% 5/25/10 (d)	1,500,000	1,476,896
Morgan Stanley 5.4588% 1/18/11 (d)	1,900,000	1,882,286
		7,167,641
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.3%
Barclays Bank PLC 5.705% 5/25/15 (d)	$ 825,000	$ 825,823
DBS Bank Ltd. (Singapore) 5.75% 5/16/17 (a)(d)	2,000,000	1,914,390
HBOS plc 5.635% 2/6/14 (d)	305,000	303,380
HSBC Holdings PLC 5.4431% 10/6/16 (d)	500,000	501,407
ING Bank NV 5.4925% 10/14/14 (d)	440,000	437,096
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	520,000	516,119
PNC Funding Corp. 5.1% 1/31/12 (d)	2,400,000	2,367,922
Santander Issuances SA Unipersonal 5.9475% 6/20/16 (a)(d)	1,900,000	1,886,504
Sovereign Bank 4.375% 8/1/13 (d)	500,000	494,579
		9,247,220
Consumer Finance - 1.1%
Capital One Financial Corp. 6.0038% 9/10/09 (d)	2,260,000	2,225,677
MBNA Capital I 8.278% 12/1/26	810,000	841,504
SLM Corp.:
5.0075% 4/18/08 (a)(d)	2,500,000	2,480,953
5.2438% 7/26/10 (d)	2,770,000	2,612,057
		8,160,191
Insurance - 0.2%
Monumental Global Funding III 5.2538% 1/25/13 (a)(d)	1,745,000	1,723,448
Real Estate Investment Trusts - 0.9%
iStar Financial, Inc.:
6.0738% 3/9/10 (d)	2,000,000	1,889,640
6.2444% 3/16/09 (d)	2,505,000	2,440,799
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,310,462
		6,640,901
Thrifts & Mortgage Finance - 1.3%
Capmark Financial Group, Inc. 6.03% 5/10/10 (a)(d)	2,000,000	1,821,042
Countrywide Financial Corp. 5.43% 3/24/09 (d)	735,000	668,499
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	724,695
Residential Capital Corp. 8.0444% 4/17/09 (a)(d)	2,050,000	1,230,000
Washington Mutual Bank 5.4463% 5/1/09 (d)	3,000,000	2,951,259
Washington Mutual, Inc. 5.6388% 8/24/09 (d)	2,250,000	2,199,101
		9,594,596
TOTAL FINANCIALS		42,533,997
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.9444% 6/15/10 (d)	$ 1,710,000	$ 1,702,209
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telecom Italia Capital SA 5.8188% 7/18/11 (d)	3,750,000	3,747,656
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,592,160
		5,339,816
UTILITIES - 0.5%
Electric Utilities - 0.1%
Commonwealth Edison Co. 3.7% 2/1/08	1,125,000	1,120,284
Gas Utilities - 0.1%
NiSource Finance Corp. 6.0644% 11/23/09 (d)	845,000	841,716
Multi-Utilities - 0.3%
Sempra Energy 4.75% 5/15/09	2,000,000	1,989,080
TOTAL UTILITIES		3,951,080
TOTAL NONCONVERTIBLE BONDS (Cost $73,989,469)		72,075,257
U.S. Government and Government Agency Obligations - 5.5%

U.S. Government Agency Obligations - 2.8%
Freddie Mac:
4.25% 7/15/09	20,000,000	19,962,707
4.75% 3/5/09 (b)	400,000	401,693
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,364,400
U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes 3.75% 5/15/08	20,000,000	19,954,680
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,266,173)		40,319,080
U.S. Government Agency - Mortgage Securities - 2.0%
	Principal Amount	Value
Fannie Mae - 1.5%
3.232% 9/1/33 (d)	$ 450,741	$ 448,782
3.683% 7/1/33 (d)	352,219	351,437
3.966% 5/1/34 (d)	500,156	497,749
4.239% 3/1/34 (d)	502,081	497,674
4.263% 10/1/33 (d)	38,930	38,890
4.28% 6/1/34 (d)	1,253,935	1,242,038
4.283% 6/1/33 (d)	47,135	47,365
4.286% 3/1/33 (d)	92,948	93,493
4.604% 10/1/35 (d)	59,126	59,087
4.709% 3/1/35 (d)	25,238	25,465
4.87% 5/1/33 (d)	5,940	6,008
4.882% 10/1/35 (d)	207,171	207,510
4.912% 7/1/35 (d)	514,019	515,349
5.007% 8/1/34 (d)	67,678	67,518
5.016% 7/1/34 (d)	42,799	42,713
5.15% 9/1/35 (d)	2,945,884	2,951,768
5.193% 8/1/33 (d)	119,881	119,969
5.251% 11/1/36 (d)	338,591	340,861
5.259% 5/1/36 (d)	194,627	195,589
5.282% 4/1/36 (d)	568,376	576,171
5.293% 8/1/36 (d)	624,594	626,381
5.297% 7/1/35 (d)	46,117	46,412
5.334% 2/1/36 (d)	129,174	129,581
5.53% 11/1/36 (d)	672,834	679,716
5.653% 10/1/35 (d)	242,379	243,010
6.5% 7/1/16	75,494	77,184
6.514% 8/1/34 (d)	70,086	70,938
7% 8/1/17 to 5/1/32	876,609	919,663
TOTAL FANNIE MAE		11,118,321
Freddie Mac - 0.5%
3.38% 7/1/33 (d)	941,569	935,638
4.037% 4/1/34 (d)	746,349	735,153
4.804% 3/1/33 (d)	39,499	39,838
4.903% 10/1/36 (d)	1,599,695	1,591,619
TOTAL FREDDIE MAC		3,302,248
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,371,384)		14,420,569
Asset-Backed Securities - 30.7%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.1725% 7/25/34 (d)	$ 232,734	$ 226,661
Series 2004-4 Class A2D, 5.2225% 1/25/35 (d)	78,584	74,667
Series 2005-1 Class M1, 5.3425% 4/25/35 (d)	1,545,000	1,504,249
Series 2007-1 Class A3, 5.0025% 2/25/37 (d)	1,000,000	912,656
ACE Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M1, 6.1475% 8/25/32 (d)	140,441	138,413
Series 2003-HE1:
Class M1, 5.5225% 11/25/33 (d)	113,099	108,232
Class M2, 6.5725% 11/25/33 (d)	50,238	47,611
Series 2003-HS1:
Class M1, 5.6225% 6/25/33 (d)	21,135	20,482
Class M2, 6.6225% 6/25/33 (d)	50,000	45,989
Series 2003-NC1 Class M1, 5.6525% 7/25/33 (d)	100,000	96,919
Series 2004-HE1:
Class M1, 5.3725% 2/25/34 (d)	86,768	82,887
Class M2, 5.9725% 2/25/34 (d)	175,000	157,134
Series 2005-HE2 Class M3, 5.3525% 4/25/35 (d)	145,000	137,926
Series 2005-SD1 Class A1, 5.2725% 11/25/50 (d)	68,899	66,035
Series 2006-HE2:
Class A2C, 5.0325% 5/25/36 (d)	995,000	935,611
Class M1, 5.1725% 5/25/36 (d)	915,000	591,090
Class M3, 5.2125% 5/25/36 (d)	240,000	91,104
Class M4, 5.2725% 5/25/36 (d)	200,000	78,616
Class M5, 5.3125% 5/25/36 (d)	295,000	56,772
Series 2007-HE1:
Class A2C, 5.0425% 1/25/37 (d)	1,000,000	920,200
Class M1, 5.1325% 1/25/37 (d)	755,000	487,270
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.0475% 9/20/13 (d)	340,000	337,498
Series 2006-C1 Class C1, 5.4775% 10/20/14 (d)	770,000	745,702
Series 2007-B1 Class B, 5.2475% 12/22/14 (d)	1,725,000	1,692,382
Aesop Funding II LLC Series 2005-1A Class A2, 5.0575% 4/20/09 (a)(d)	1,200,000	1,199,452
American Express Credit Account Master Trust:
Series 2004-5 Class B, 5.3413% 4/16/12 (d)	2,150,000	2,137,456
Series 2004-C Class C, 5.5913% 2/15/12 (a)(d)	310,739	310,390
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,491,798
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.2225% 2/25/33 (d)	474,619	472,771
Series 2004-R11 Class M1, 5.5325% 11/25/34 (d)	560,000	552,483
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 5.3025% 4/25/34 (d)	$ 85,000	$ 83,760
Class M2, 5.3525% 4/25/34 (d)	75,000	73,075
Series 2004-R8 Class M9, 7.6225% 9/25/34 (d)	767,013	479,010
Series 2004-R9 Class M2, 5.5225% 10/25/34 (d)	720,000	708,541
Series 2005-R1:
Class M1, 5.3225% 3/25/35 (d)	770,000	684,030
Class M2, 5.3525% 3/25/35 (d)	260,000	215,237
Series 2005-R2 Class M1, 5.3225% 4/25/35 (d)	1,700,000	1,652,458
Series 2006-M3:
Class M7, 5.7225% 10/25/36 (d)	705,000	111,287
Class M9, 6.8725% 10/25/36 (d)	450,000	51,577
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9725% 1/25/32 (d)	20,448	18,716
ARG Funding Corp.:
Series 2005-1A Class A2, 5.0975% 4/20/09 (a)(d)	1,500,000	1,499,793
Series 2005-2A Class A2, 5.1075% 5/20/09 (a)(d)	800,000	799,789
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.9163% 9/25/33 (d)	727,865	703,956
Series 2004-W5 Class M1, 5.4725% 4/25/34 (d)	1,420,000	1,382,113
Series 2004-W7:
Class M1, 5.4225% 5/25/34 (d)	305,000	275,510
Class M2, 5.4725% 5/25/34 (d)	250,000	234,349
Series 2006-W4:
Class A2C, 5.0325% 5/25/36 (d)	1,200,000	1,162,687
Class M3, 5.2125% 5/25/36 (d)	1,010,000	353,096
Arran Funding Ltd. Series 2005-A Class C, 5.4113% 12/15/10 (d)	3,235,000	3,195,857
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.0225% 1/25/34 (d)	230,000	216,359
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.0225% 10/25/36 (d)	780,000	733,566
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.4413% 4/15/33 (d)	1,104,929	1,022,059
Series 2003-HE6 Class M1, 5.5225% 11/25/33 (d)	215,000	211,290
Series 2004-HE6 Class A2, 5.2325% 6/25/34 (d)	261,521	248,200
Series 2005-HE1 Class M1, 5.3725% 3/25/35 (d)	502,052	480,711
Series 2005-HE2:
Class M1, 5.3225% 3/25/35 (d)	1,006,478	875,555
Class M2, 5.3725% 3/25/35 (d)	275,000	227,588
Series 2007-HE1 Class A4, 5.0125% 12/25/36 (d)	1,000,000	927,969
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.3213% 3/15/12 (d)	$ 3,165,000	$ 3,105,058
Series 2007-C2 Class C2, 5.3613% 9/17/12 (d)	2,050,000	2,011,864
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.1213% 2/15/11 (d)	2,010,000	2,013,455
Series 2004-C1 Class C1, 5.5913% 11/15/11 (d)	25,000	24,813
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.5488% 5/28/44 (d)	335,399	325,337
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.5788% 2/28/44 (d)	163,727	157,505
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 5.6225% 9/25/34 (d)	390,000	361,913
Class M3, 5.9225% 9/25/34 (d)	265,000	240,262
Class M4, 6.0725% 9/25/34 (d)	225,000	197,635
Series 2004-HE9 Class M2, 6.0725% 11/25/34 (d)	490,000	427,293
Series 2005-HE2:
Class M1, 5.3725% 2/25/35 (d)	868,700	808,027
Class M2, 5.6225% 2/25/35 (d)	330,000	253,389
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 5.4663% 6/15/10 (d)	850,000	849,735
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,208,508
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.6213% 9/15/11 (d)	1,125,000	1,125,053
Series 2004-B1 Class B1, 5.5313% 11/15/11 (d)	1,180,000	1,178,078
Capital Trust Ltd. Series 2004-1:
Class A2, 5.4475% 7/20/39 (a)(d)	265,000	261,136
Class B, 5.7475% 7/20/39 (a)(d)	140,000	134,915
Class C, 6.0975% 7/20/39 (a)(d)	180,000	165,017
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 5.8225% 7/25/36 (d)	445,000	131,416
Class M9, 6.7725% 7/25/36 (d)	285,000	56,404
Series 2006-NC3 Class M10, 6.8725% 8/25/36 (a)(d)	125,000	27,344
Series 2007-RFC1 Class A3, 5.0125% 12/25/36 (d)	1,000,000	912,656
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 5.5725% 11/25/33 (d)	91,792	84,328
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.1775% 5/20/17 (a)(d)	446,412	437,215
Chase Credit Card Owner Trust Series 2003-6 Class C, 5.8913% 2/15/11 (d)	2,210,000	2,205,778
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.5613% 6/15/12 (d)	$ 1,645,000	$ 1,626,494
Series 2006-C3 Class C3, 5.3213% 6/15/11 (d)	1,975,000	1,951,855
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	211,990	210,870
Class D, 4.51% 11/20/12	209,796	208,526
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.3431% 4/7/10 (d)	1,685,000	1,685,694
Series 2006-C4 Class C4, 5.345% 1/9/12 (d)	2,365,000	2,314,165
Series 2006-C6 Class C6, 5.4213% 11/15/12 (d)	1,595,000	1,558,397
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,504,515
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	258,717	175,927
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.3025% 5/25/33 (d)	20,505	20,268
Series 2003-BC1 Class M2, 6.8725% 9/25/32 (d)	186,791	176,287
Series 2004-2 Class M1, 5.3725% 5/25/34 (d)	375,000	358,480
Series 2004-3:
Class 3A4, 5.1225% 8/25/34 (d)	1,273,720	1,200,283
Class M1, 5.3725% 6/25/34 (d)	100,000	96,580
Series 2004-4 Class M2, 5.4025% 6/25/34 (d)	315,000	304,593
Series 2005-1:
Class 1AV2, 5.0725% 7/25/35 (d)	285,304	278,260
Class MV1, 5.2725% 7/25/35 (d)	435,000	412,330
Class MV2, 5.3125% 7/25/35 (d)	525,000	483,326
Series 2005-AB1 Class A2, 5.0825% 8/25/35 (d)	1,187,905	1,167,302
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	1,183,626	1,184,550
Series 2006-C Class A2, 5.31% 3/15/10 (a)	1,015,156	1,014,853
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.4213% 5/16/11 (d)	550,000	548,806
Series 2005-1 Class B, 5.2413% 9/16/10 (d)	1,580,000	1,578,073
Series 2005-3 Class B, 5.2813% 5/15/11 (d)	2,000,000	1,972,262
Series 2006-1 Class B1, 5.2413% 8/16/11 (d)	1,845,000	1,834,883
Series 2006-2 Class B1, 5.2113% 1/17/12 (d)	2,000,000	1,985,387
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	930,008	927,247
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.5632% 5/28/35 (d)	80,751	76,738
Class AB3, 5.7063% 5/28/35 (d)	32,052	29,468
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.3225% 8/25/34 (d)	$ 1,500,000	$ 1,329,314
Series 2006-2:
Class 2A2, 5.0425% 7/25/36 (d)	880,000	846,037
Class M1, 5.1825% 7/25/36 (d)	1,765,000	1,077,010
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.4225% 3/25/34 (d)	25,000	22,236
Class M4, 5.7725% 3/25/34 (d)	11,654	10,718
Series 2004-FF8 Class M3, 5.8225% 10/25/34 (d)	1,760,000	1,552,489
Series 2006-FF14:
Class A5, 5.0325% 10/25/36 (d)	990,000	913,275
Class M1, 5.1325% 10/25/36 (d)	880,000	516,095
Series 2006-FF18 Class M1, 5.1025% 12/25/37 (d)	3,500,000	2,097,200
Series 2007-FF1 Class M1, 5.1025% 1/25/38 (d)	375,000	206,250
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	551,129	550,009
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.2413% 5/15/10 (d)	1,375,000	1,373,433
Class B, 5.5313% 5/15/10 (d)	1,110,000	1,109,810
Series 2006-3:
Class A, 5.2713% 6/15/11 (d)	990,000	984,345
Class B, 5.5413% 6/15/11 (d)	1,405,000	1,390,737
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.7588% 10/18/54 (a)(d)	460,000	439,323
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	439,411	439,451
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.3725% 12/25/33 (d)	196,854	49,346
Series 2004-B Class M1, 5.4525% 5/25/34 (d)	205,000	191,348
Series 2004-C Class M1, 5.5225% 8/25/34 (d)	540,000	511,040
Series 2005-A:
Class M1, 5.3025% 1/25/35 (d)	225,000	208,348
Class M2, 5.3325% 1/25/35 (d)	325,000	308,207
Class M3, 5.3625% 1/25/35 (d)	175,000	165,553
Class M4, 5.5525% 1/25/35 (d)	125,000	115,303
Series 2006-A:
Class M3, 5.2525% 5/25/36 (d)	455,000	171,200
Class M4, 5.2725% 5/25/36 (d)	685,000	176,883
Class M5, 5.3725% 5/25/36 (d)	365,000	69,810
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a)(d)	960,000	952,793
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 5.5213% 4/15/31 (a)(d)	$ 150,098	$ 146,346
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.2913% 6/15/11 (d)	925,000	924,447
Series 2006-1:
Class B, 5.2013% 9/17/12 (d)	585,000	580,016
Class C, 5.3313% 9/17/12 (d)	455,000	448,279
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,049,267	1,049,648
Gracechurch Card Funding PLC:
Series 11 Class C, 5.3713% 11/15/10 (d)	2,490,000	2,446,350
Series 8 Class C, 5.4213% 6/15/10 (d)	2,650,000	2,622,732
Series 9:
Class B, 5.2413% 9/15/10 (d)	485,000	481,455
Class C, 5.4013% 9/15/10 (d)	1,800,000	1,773,972
Granite Master Issuer PLC Series 2006-1A Class A4, 5.0375% 12/20/30 (a)(d)	60,777	60,625
GSAMP Trust:
Series 2002-NC1 Class A2, 5.5125% 7/25/32 (d)	2,606	2,458
Series 2003-FM1 Class M1, 6.2275% 3/20/33 (d)	533,607	517,527
Series 2004-FM1:
Class M1, 5.5225% 11/25/33 (d)	168,544	160,547
Class M2, 6.2725% 11/25/33 (d)	62,956	59,263
Series 2004-FM2 Class M1, 5.6225% 1/25/34 (d)	212,605	203,289
Series 2004-HE1:
Class M1, 5.4225% 5/25/34 (d)	289,483	268,970
Class M2, 6.0225% 5/25/34 (d)	150,000	137,566
Series 2006-FM3 Class ABS, 5.0725% 11/25/36 (d)	2,045,000	1,892,584
Series 2006-HE5 Class M7, 5.7025% 8/25/36 (d)	1,495,000	188,158
Series 2006-NC2 Class M4, 5.2225% 6/25/36 (d)	1,541,000	434,115
Series 2007-FM1 Class M1, 5.1425% 12/25/36 (d)	1,000,000	644,800
Series 2007-FM2 Class M1, 5.1525% 1/25/37 (d)	1,615,000	1,041,998
Series 2007-HE1 Class M1, 5.1225% 3/25/47 (d)	335,000	215,740
Series 2007-NC1 Class M7, 5.8225% 12/25/46 (d)	3,390,000	871,800
GSR Mortgage Loan Trust:
Series 2005-6 Class A2, 5.0825% 6/25/35 (d)	1,800,000	1,788,129
Series 2005-9 Class 2A1, 4.9925% 8/25/35 (d)	299,430	299,121
Series 2005-HE2 Class M, 5.3025% 3/25/35 (d)	1,207,506	1,093,035
Series 2005-MTR1 Class A1, 5.0125% 10/25/35 (d)	552,895	549,160
Series 2005-NC1 Class M1, 5.3225% 2/25/35 (d)	1,162,823	993,658
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 5.9525% 5/25/30 (a)(d)	651,189	607,233
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class B, 5.2725% 9/25/46 (a)(d)	$ 450,000	$ 398,250
Class C, 5.4225% 9/25/46 (a)(d)	1,150,000	973,188
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.9975% 9/20/09 (a)(d)	1,700,000	1,300,366
Holmes Master Issuer PLC Series 2007-2A Class 1C, 5.4725% 7/15/21 (d)	1,640,000	1,618,024
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.7525% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 6.5725% 5/25/33 (d)	152,642	149,721
Series 2003-1 Class M1, 6.3725% 6/25/33 (d)	524,845	509,678
Series 2003-2 Class M1, 6.1925% 8/25/33 (d)	66,323	64,257
Series 2003-3 Class M1, 6.1625% 8/25/33 (d)	320,568	307,783
Series 2003-4 Class M1, 6.0725% 10/25/33 (d)	96,601	89,067
Series 2003-5:
Class A2, 5.2225% 12/25/33 (d)	10,566	10,175
Class M1, 5.5725% 12/25/33 (d)	160,000	155,605
Class M2, 6.6025% 12/25/33 (d)	18,009	16,550
Series 2003-7:
Class A2, 5.2525% 3/25/34 (d)	2,079	2,078
Class M1, 5.5225% 3/25/34 (d)	795,000	752,392
Series 2003-8 Class M1, 5.5925% 4/25/34 (d)	192,210	181,464
Series 2005-1 Class M1, 5.3025% 5/25/35 (d)	1,270,000	1,194,534
Series 2005-2:
Class 2A2, 5.0725% 7/25/35 (d)	99,377	99,299
Class M1, 5.3225% 7/25/35 (d)	890,000	838,999
Series 2007-1 Class M1, 5.1125% 5/25/37 (d)	1,940,000	1,172,984
Series 2007-3 Class 2A3, 5.1125% 8/25/37 (d)	2,015,000	1,857,264
Household Home Equity Loan Trust Series 2004-1 Class M, 5.5175% 9/20/33 (d)	85,816	83,352
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.4575% 1/20/35 (d)	169,903	153,356
Class M2, 5.4875% 1/20/35 (d)	126,483	110,338
Series 2005-3:
Class A1, 5.2575% 1/20/35 (d)	386,737	375,437
Class M1, 5.4175% 1/20/35 (d)	227,095	205,829
Series 2006-2:
Class M1, 5.3613% 3/20/36 (d)	566,074	349,154
Class M2, 5.2875% 3/20/36 (d)	934,524	549,127
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 5.1725% 1/25/37 (d)	$ 1,025,000	$ 662,150
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.3425% 6/25/35 (d)	492,536	458,704
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,482,889	1,484,413
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.0225% 12/25/36 (d)	3,000,000	2,800,782
Keycorp Student Loan Trust Series 1999-A Class A2, 5.69% 12/27/09 (d)	169,824	170,372
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	575,829	576,007
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.1025% 6/25/33 (d)	445,406	427,535
Series 2003-3 Class M1, 5.6225% 7/25/33 (d)	337,423	310,598
Series 2005-1 Class M2, 5.4025% 2/25/35 (d)	1,410,000	1,333,926
Series 2005-WL1 Class M2, 5.4225% 6/25/35 (d)	660,000	600,600
Series 2006-6:
Class 2A3, 5.0225% 7/25/36 (d)	1,435,000	1,309,661
Class M4, 5.2325% 7/25/36 (d)	425,000	96,250
Series 2006-7 Class M10, 7.3725% 8/25/36 (d)	675,000	63,877
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.5225% 9/25/34 (d)	685,000	654,786
Series 2006-HE3 Class A2, 4.9725% 8/25/36 (d)	1,140,000	1,109,363
Series 2007-WMC1 Class A4, 5.0325% 1/25/37 (d)	1,380,000	1,274,560
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 5.4813% 10/15/10 (d)	125,000	125,154
Series 2003-B3 Class B3, 5.4663% 1/18/11 (d)	1,550,000	1,550,174
Series 2003-B5 Class B5, 5.4613% 2/15/11 (d)	2,000,000	2,002,386
Series 2003-C2 Class C2, 6.6913% 6/15/10 (d)	2,000,000	2,002,857
Series 2005-C1 Class C, 5.5013% 10/15/12 (d)	2,505,000	2,470,907
Series 2005-C2 Class C, 5.4413% 2/15/13 (d)	2,505,000	2,456,406
Series 2005-C3 Class C, 5.3613% 3/15/11 (d)	2,830,000	2,804,824
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	200,000	199,970
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.6225% 7/25/34 (d)	134,520	127,878
Class M2, 5.6975% 7/25/34 (d)	3,764	3,548
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.1225% 4/25/37 (d)	1,035,000	963,844
Class M1, 5.2525% 4/25/37 (d)	1,355,000	841,726
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2004-FM1 Class M2, 6.0225% 1/25/35 (d)	$ 51,018	$ 46,161
Series 2004-HE2 Class A1B, 5.3425% 8/25/35 (d)	39,863	38,680
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1 Class A2B, 4.9825% 4/25/37 (d)	1,055,000	1,029,449
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.9725% 12/27/32 (d)	102,728	101,172
Series 2003-NC10 Class M1, 5.5525% 10/25/33 (d)	792,708	761,030
Series 2003-NC8 Class M1, 5.5725% 9/25/33 (d)	119,992	114,676
Series 2004-HE6 Class A2, 5.2125% 8/25/34 (d)	65,756	62,807
Series 2004-NC2 Class M1, 5.4225% 12/25/33 (d)	347,703	330,852
Series 2005-1 Class M2, 5.3425% 12/25/34 (d)	570,000	527,818
Series 2005-HE1:
Class M1, 5.3225% 12/25/34 (d)	150,000	141,852
Class M2, 5.3425% 12/25/34 (d)	385,000	354,982
Series 2005-HE2:
Class M1, 5.2725% 1/25/35 (d)	370,000	332,343
Class M2, 5.3125% 1/25/35 (d)	265,000	243,977
Series 2005-NC1:
Class M1, 5.3125% 1/25/35 (d)	325,000	302,736
Class M2, 5.3425% 1/25/35 (d)	325,000	299,423
Class M3, 5.3825% 1/25/35 (d)	325,000	295,966
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.1475% 2/25/32 (d)	279,043	273,063
Series 2001-NC1 Class M2, 6.4775% 10/25/31 (d)	7,137	6,813
Series 2001-NC4 Class M1, 6.3725% 1/25/32 (d)	15,266	14,483
Series 2002-AM3 Class A3, 5.8525% 2/25/33 (d)	14,114	13,902
Series 2002-HE1 Class M1, 5.7725% 7/25/32 (d)	551,181	503,228
Series 2002-NC3 Class M1, 5.9525% 8/25/32 (d)	96,554	90,688
Series 2002-OP1 Class M1, 5.9975% 9/25/32 (d)	264,935	228,510
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 4.9825% 2/25/13 (d)	2,050,000	2,015,458
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.3225% 3/25/35 (d)	595,000	549,959
Class M2, 5.3525% 3/25/35 (d)	595,000	546,875
Class M3, 5.3925% 3/25/35 (d)	290,000	264,315
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 5.6725% 7/25/36 (d)	485,000	129,876
Class M8, 5.8225% 7/25/36 (d)	340,000	66,963
Class M9, 6.7225% 7/25/36 (d)	490,000	122,760
Series 2007-2 Class 2A3, 5.0625% 2/25/37 (d)	947,000	868,873
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1 Class M1, 5.3225% 6/25/34 (d)	$ 100,000	$ 91,973
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.3225% 12/25/33 (d)	41,849	39,250
Series 2007-1 Class A2C, 5.0525% 3/25/37 (d)	805,000	733,556
Ocala Funding LLC Series 2006-1A Class A, 6.3975% 3/20/11 (a)(d)	965,000	850,648
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.5225% 11/25/33 (d)	1,025,000	1,007,338
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.5025% 9/25/34 (d)	815,000	753,432
Class M2, 5.5525% 9/25/34 (d)	160,000	149,031
Class M3, 6.1225% 9/25/34 (d)	310,000	276,252
Class M4, 6.3225% 9/25/34 (d)	435,000	389,270
Series 2004-WWF1:
Class A5, 5.3425% 1/25/35 (d)	3	3
Class M4, 5.9725% 1/25/35 (d)	945,000	851,628
Series 2005-WCH1:
Class M2, 5.3925% 1/25/35 (d)	1,130,000	1,065,626
Class M3, 5.4325% 1/25/35 (d)	425,000	396,532
Class M5, 5.7525% 1/25/35 (d)	400,000	339,768
Series 2005-WHQ1 Class M7, 6.1225% 3/25/35 (d)	910,000	650,905
Providian Master Note Trust:
Series 2005-2 Class C2, 5.5913% 11/15/12 (a)(d)	2,160,000	2,126,974
Series 2006-C1A Class C1, 5.6413% 3/16/15 (a)(d)	2,465,000	2,319,989
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.1225% 10/25/34 (d)	1,300,000	1,172,440
Series 2004-RS6:
Class 2M2, 6.1725% 6/25/34 (d)	250,000	235,634
Class 2M3, 6.3225% 6/25/34 (d)	250,000	230,600
Series 2005-SP2 Class 1A1, 5.0225% 5/25/44 (d)	60,898	60,832
Series 2007-RZ1 Class A2, 5.0325% 2/25/37 (d)	1,200,000	1,160,939
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.2725% 4/25/33 (d)	1,451	1,387
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.6675% 3/25/35 (d)	640,000	584,896
Series 2007-1 Class A2C, 5.0225% 2/25/37 (d)	1,000,000	930,000
Securitized Asset Backed Receivables LLC Trust:
Series 2007-NC1 Class M1, 5.1125% 12/25/36 (d)	2,035,000	1,309,726
Series 2007-NC2 Class M1, 5.1025% 1/25/37 (d)	385,000	247,632
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.1475% 5/20/18 (a)(d)	$ 1,932,533	$ 1,885,236
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.2713% 8/15/11 (a)(d)	1,140,000	1,071,691
Class C, 5.4713% 8/15/11 (a)(d)	520,000	480,142
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.5225% 8/25/34 (d)	1,000,000	1,000,000
Series 2003-BC4 Class M1, 5.4725% 11/25/34 (d)	260,000	248,915
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.0425% 1/25/37 (d)	1,215,000	1,138,114
Class M1, 5.1425% 1/25/37 (d)	1,180,000	760,864
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.5725% 8/25/33 (d)	1,135,000	1,103,949
Series 2004-8 Class M5, 6.0225% 9/25/34 (d)	290,000	267,390
Series 2005-1 Class M4, 5.6325% 2/25/35 (a)(d)	485,000	427,413
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.2325% 2/25/34 (d)	25,222	23,918
Series 2007-BC1 Class M1, 5.1025% 2/25/37 (d)	3,195,000	2,069,031
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.1913% 9/15/11 (d)	2,735,000	2,716,126
Class B, 5.3713% 9/15/11 (d)	1,625,000	1,610,595
Series 2007-AE1:
Class A, 5.1913% 1/15/12 (d)	400,000	396,155
Class B, 5.3913% 1/15/12 (d)	335,000	331,958
Class C, 5.6913% 1/15/12 (d)	420,000	414,243
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.5413% 3/15/11 (a)(d)	675,000	672,154
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.2913% 6/15/10 (d)	980,000	959,673
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.1913% 6/15/12 (d)	1,015,000	1,001,818
Class B, 5.3113% 6/15/12 (d)	790,000	770,084
Class C, 5.5913% 6/15/12 (d)	470,000	457,016
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.3025% 9/25/34 (d)	21,802	20,780
Series 2003-6HE Class A1, 5.3425% 11/25/33 (d)	17,086	16,825
Series 2005-14HE Class AF1, 5.0125% 8/25/36 (d)	19,768	19,768
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,835	2,835
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.4213% 5/16/11 (a)(d)	2,165,000	2,100,267
Asset-Backed Securities - continued
	Principal Amount	Value
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	$ 129,045	$ 129,105
Series 2007-A Class A2, 5.46% 6/15/10	1,245,000	1,249,173
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	1,096,536	1,096,773
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.1213% 9/16/13 (a)(d)	3,025,000	2,989,429
Series 2007-C1 Class C1, 5.4913% 5/15/14 (a)(d)	1,595,000	1,509,253
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	133,072	132,466
Series 2004-4 Class D, 3.58% 5/17/12	125,964	125,132
Series 2005-1 Class D, 4.09% 8/15/12	142,149	141,487
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (a)(d)	1,529,388	1,501,400
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.4113% 2/16/10 (d)	185,000	185,108
TOTAL ASSET-BACKED SECURITIES (Cost $253,804,514)		225,303,511
Collateralized Mortgage Obligations - 14.3%

Private Sponsor - 12.9%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1 Class A2C, 5.0425% 11/25/36 (d)	1,000,000	929,063
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.0625% 5/25/46 (d)	916,401	887,464
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(d)	1,625,000	1,600,625
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.15% 10/25/33 (d)	4,245,000	4,200,927
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0849% 8/25/35 (d)	1,401,311	1,400,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.1525% 1/25/35 (d)	1,043,144	1,039,550
Series 2005-2 Class 1A1, 5.1225% 3/25/35 (d)	549,905	545,501
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.2381% 8/25/34 (d)	2,081,389	2,069,095
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.2725% 2/25/35 (d)	254,416	253,976
Series 2004-4 Class 5A2, 5.2725% 3/25/35 (d)	58,744	57,418
Series 2005-1 Class 5A2, 5.2025% 5/25/35 (d)	167,473	162,650
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-10 Class 5A2, 5.1925% 1/25/36 (d)	$ 939,673	$ 927,777
Series 2005-2:
Class 6A2, 5.1525% 6/25/35 (d)	56,118	54,013
Class 6M2, 5.3525% 6/25/35 (d)	1,375,000	1,307,100
Series 2005-3 Class 8A2, 5.1125% 7/25/35 (d)	686,553	672,827
Series 2005-5 Class 6A2, 5.1025% 9/25/35 (d)	570,304	552,558
Series 2005-8 Class 7A2, 5.1525% 11/25/35 (d)	427,923	418,229
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.2725% 3/25/34 (d)	13,446	13,356
Series 2004-AR3 Class 6A2, 5.2425% 4/25/34 (d)	6,346	6,267
Series 2004-AR5 Class 11A2, 5.2425% 6/25/34 (d)	28,850	28,525
Series 2004-AR6 Class 9A2, 5.2425% 10/25/34 (d)	43,392	43,398
Series 2004-AR7 Class 6A2, 5.2525% 8/25/34 (d)	77,944	77,963
Series 2004-AR8 Class 8A2, 5.2525% 9/25/34 (d)	37,512	36,546
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.1625% 11/25/35 (d)	327,151	319,621
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.0325% 3/25/37 (d)	1,375,000	1,335,550
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 5.6225% 10/25/36 (d)	1,205,000	139,525
Class M8, 5.8225% 10/25/36 (d)	525,000	60,822
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.6934% 12/25/34 (d)	67,758	66,910
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.3188% 10/11/41 (a)(d)	1,814,137	1,798,517
Class CB, 5.5288% 10/11/41 (a)(d)	260,000	250,947
Class DB, 5.7188% 10/11/41 (a)(d)	1,060,000	993,538
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.6675% 12/21/24 (d)	175,000	175,030
Series 2005-2 Class C1, 6.01% 12/20/54 (d)	1,610,000	1,395,870
Series 2005-4 Class A3, 5.58% 12/20/54 (d)	1,905,991	1,886,931
Series 2006-1A:
Class A5, 5.58% 12/20/54 (a)(d)	1,000,000	994,093
Class C2, 6.11% 12/20/54 (a)(d)	1,545,000	1,236,000
Series 2006-3 Class C2, 5.68% 12/20/54 (d)	820,000	657,066
Series 2006-4:
Class B1, 5.6775% 12/20/54 (d)	1,250,000	1,235,000
Class C1, 5.9675% 12/20/54 (d)	765,000	650,250
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 5.7575% 12/20/54 (d)	$ 330,000	$ 309,738
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (d)	555,000	473,415
Class 1M1, 5.7375% 12/20/54 (d)	500,000	467,500
Class 2B1, 5.7075% 12/20/54 (d)	535,000	518,950
Class 2C1, 6.0175% 12/20/54 (d)	295,000	252,963
Class 2M1, 5.8375% 12/20/54 (d)	645,000	561,150
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.2025% 12/20/34 (d)	564,960	564,088
Series 2006-AR2 Class 4A1, 5.8522% 4/25/36 (d)	3,008,005	2,998,632
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.2725% 7/15/40 (a)(d)	1,040,000	1,039,100
Class 2C, 5.5925% 7/15/40 (a)(d)	886,364	878,067
Holmes Financing No. 9 PLC floater Class 2A, 5.3025% 7/15/13 (d)	2,780,000	2,761,263
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.3225% 10/25/34 (d)	323,199	322,848
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.1025% 12/25/36 (d)	670,000	430,944
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.2425% 3/25/35 (d)	282,752	278,727
Series 2004-6 Class 1A2, 5.2625% 10/25/34 (d)	79,666	78,624
Series 2005-1:
Class M1, 5.3325% 4/25/35 (d)	146,556	129,821
Class M2, 5.3725% 4/25/35 (d)	259,172	224,995
Class M3, 5.4025% 4/25/35 (d)	63,250	52,958
Class M4, 5.6225% 4/25/35 (d)	38,567	20,055
Class M5, 5.9013% 4/25/35 (d)	38,567	19,284
Class M6, 5.6425% 4/25/35 (d)	60,164	28,879
Series 2005-2 Class 1A2, 5.1825% 4/25/35 (d)	635,430	621,355
Series 2005-4 Class 1B1, 6.4313% 5/25/35 (d)	254,179	146,510
Series 2005-7:
Class M1, 5.3525% 11/25/35 (d)	138,000	126,612
Class M2, 5.3925% 11/25/35 (d)	103,500	89,420
Class M3, 5.4925% 11/25/35 (d)	517,499	269,099
Class M4, 5.5325% 11/25/35 (d)	247,249	123,625
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (d)	2,959,880	2,931,546
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.7838% 12/10/43 (a)(d)	865,000	860,134
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.5188% 9/26/45 (a)(d)	$ 501,630	$ 500,833
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 4.9525% 8/25/46 (d)	944,231	937,533
Series 2006-GP1 Class A1, 4.9625% 5/25/46 (d)	790,825	787,820
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.3625% 11/25/34 (d)	28,840	27,856
Class 2A1, 5.2525% 11/25/34 (d)	55,572	54,261
Class 2A2, 5.3125% 11/25/34 (d)	12,234	11,891
Series 2005-1 Class 1A1, 5.1425% 3/25/35 (d)	76,104	75,925
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2377% 8/25/17 (d)	382,189	389,174
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A:
Class 2A1, 5.2625% 3/25/28 (d)	73,855	72,225
Class 2A2, 5.8413% 3/25/28 (d)	26,377	25,721
Series 2003-B Class A1, 5.2125% 4/25/28 (d)	79,210	76,939
Series 2003-D Class A, 5.1825% 8/25/28 (d)	366,279	363,686
Series 2003-E Class A2, 5.7613% 10/25/28 (d)	130,877	129,349
Series 2003-F Class A2, 5.7713% 10/25/28 (d)	147,978	146,838
Series 2004-A Class A2, 5.345% 4/25/29 (d)	192,162	190,740
Series 2004-B Class A2, 5.65% 6/25/29 (d)	173,366	172,192
Series 2004-C Class A2, 5.68% 7/25/29 (d)	229,890	227,997
Series 2004-D Class A2, 5.455% 9/25/29 (d)	249,305	248,015
Series 2004-E Class A2D, 5.645% 11/25/29 (d)	277,424	276,308
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	93,995	92,211
Series 2005-A Class A2, 5.6813% 2/25/30 (d)	277,579	272,671
Series 2005-B Class A2, 5.61% 7/25/30 (d)	248,359	243,850
Series 2006-MLN1 Class M4, 5.2325% 7/25/37 (d)	1,015,000	255,382
Series 2003-G Class XA1, 1% 1/25/29 (f)	885,711	9
MortgageIT Trust floater Series 2004-2:
Class A1, 5.2425% 12/25/34 (d)	328,450	326,773
Class A2, 5.3225% 12/25/34 (d)	443,652	442,194
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.1625% 7/25/35 (d)	1,246,040	1,238,143
Series 2005-5 Class 1A1B, 5.0725% 12/25/35 (d)	920,000	917,148
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.1725% 3/25/37 (d)	980,000	633,080
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.9038% 9/10/33 (d)	$ 2,495,000	$ 2,494,359
Permanent Financing No. 5 PLC floater Series 3 Class C, 6.5438% 6/10/42 (d)	1,030,000	1,004,250
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 6.1738% 6/10/42 (d)	1,600,000	1,585,250
Permanent Financing No. 8 PLC floater:
Class 2A, 5.7938% 6/10/14 (d)	2,945,000	2,943,374
Class 2C, 6.1238% 6/10/42 (d)	2,350,000	2,330,721
Class 3C, 6.2438% 6/10/42 (d)	910,000	877,766
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.6425% 7/17/42 (d)	2,645,000	2,569,353
Series 2007-1 Class 4A, 5.3225% 10/15/33 (d)	3,450,000	3,397,526
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4824% 10/25/35 (d)	976,636	974,774
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 4.9725% 9/25/46 (d)	1,785,119	1,770,057
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	152,560	154,766
Series 2004-SL2 Class A1, 6.5% 10/25/16	48,579	49,435
Series 2005-AR5 Class 1A1, 4.7763% 9/19/35 (d)	411,134	410,989
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.3225% 6/25/33 (a)(d)	70,471	67,366
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	849,171	8
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	135,926	135,904
Series 2004-1 Class A, 5.6825% 2/20/34 (d)	94,289	93,105
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	251,615	250,081
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	471,082	464,654
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	295,119	292,469
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	113,643	112,848
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	123,771	122,992
Class A3B, 5.84% 7/20/34 (d)	247,541	245,768
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (d)	161,417	160,842
Class A3B, 5.9288% 7/20/34 (d)	313,431	312,903
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	455,645	452,592
Series 2005-1 Class A2, 5.6325% 2/20/35 (d)	262,660	255,142
Series 2005-2 Class A2, 5.6288% 3/20/35 (d)	412,811	410,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.1925% 9/25/36 (d)	$ 640,000	$ 404,992
Class M7, 5.6725% 9/25/36 (d)	330,000	84,090
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.2725% 9/25/33 (a)(d)	75,827	74,573
Series 2005-AR1 Class B1, 6.8725% 9/25/35 (a)(d)	1,155,000	174,290
Series 2007-GEL1 Class A2, 5.062% 1/25/37 (a)(d)	1,000,000	930,625
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.0725% 9/25/36 (d)	2,255,000	2,238,209
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.2425% 9/25/34 (d)	1,142,171	1,140,179
Series 2005-3 Class A4, 5.1425% 10/25/35 (d)	1,963,996	1,957,519
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 4.9525% 9/25/46 (d)	544,360	543,244
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	87,431	87,309
Series 2003-AR10 Class A7, 4.0565% 10/25/33 (d)	690,000	683,189
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	44,082	46,127
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	3,901,286	3,831,046
Series 2005-AR12 Class 2A1, 4.3182% 7/25/35 (d)	1,464,938	1,457,515
TOTAL PRIVATE SPONSOR		94,789,862
U.S. Government Agency - 1.4%
Fannie Mae:
floater Series 2002-89 Class F, 5.1725% 1/25/33 (d)	77,161	77,197
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	198,055	198,119
Series 2003-24 Class PB, 4.5% 12/25/12	203,106	202,372
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 5.8525% 8/25/31 (d)	690,274	705,290
Series 2002-36 Class FT, 5.3725% 6/25/32 (d)	106,487	106,971
Series 2002-49 Class FB, 5.635% 11/18/31 (d)	1,142,593	1,149,793
Series 2002-60 Class FV, 5.8725% 4/25/32 (d)	252,692	258,261
Series 2002-64 Class FE, 5.385% 10/18/32 (d)	52,183	52,330
Series 2002-68 Class FH, 5.535% 10/18/32 (c)(d)	2,146,638	2,157,540
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-74 Class FV, 5.3225% 11/25/32 (d)	$ 68,192	$ 68,508
Series 2002-75 Class FA, 5.8725% 11/25/32 (d)	517,637	529,033
Series 2003-11:
Class DF, 5.3225% 2/25/33 (d)	52,934	53,134
Class EF, 5.3225% 2/25/33 (d)	21,107	21,192
Series 2003-122 Class FL, 5.2225% 7/25/29 (d)	393,144	393,975
Series 2004-33 Class FW, 5.2725% 8/25/25 (d)	642,092	644,705
Series 2004-54 Class FE, 6.0225% 2/25/33 (d)	508,219	510,289
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	1,742	1,739
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,119,535	1,138,439
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 5.9913% 11/15/30 (c)(d)	587,740	588,963
Series 2526 Class FC, 5.4913% 11/15/32 (d)	12,977	13,033
Series 2551 Class FH, 5.5413% 1/15/33 (d)	47,622	47,824
Series 2861 Class JF, 5.3913% 4/15/17 (d)	615,820	617,819
Series 3066 Class HF, 0% 1/15/34 (d)	39,296	39,153
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	166,857	166,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	37,036	67
Series 1803 Class A, 6% 12/15/08	121,009	121,274
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.46% 1/16/27 (d)	80,384	80,637
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	90,938	91,448
TOTAL U.S. GOVERNMENT AGENCY		10,035,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,747,810)		104,825,740
Commercial Mortgage Securities - 8.5%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.6913% 11/15/15 (a)(d)	61,614	61,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class B, 5.3513% 3/15/22 (a)(d)	$ 475,000	$ 472,893
Class C, 5.4013% 3/15/22 (a)(d)	200,000	199,078
Class D, 5.4513% 3/15/22 (a)(d)	205,000	202,679
Class E, 5.4913% 3/15/22 (a)(d)	390,000	383,121
Class F, 5.5613% 3/15/22 (a)(d)	200,000	196,526
Class G, 5.6213% 3/15/22 (a)(d)	130,000	127,164
Series 2006-BIX1:
Class E, 5.3313% 10/15/19 (a)(d)	170,000	168,102
Class F, 5.4013% 10/15/19 (a)(d)	325,000	320,454
Class G, 5.4213% 10/15/19 (a)(d)	125,000	122,900
Class JCP, 5.5913% 10/15/19 (a)(d)	4,700	4,594
Bayview Commercial Asset Trust floater:
Series 2003-2 Class A, 5.4525% 12/25/33 (a)(d)	389,318	383,236
Series 2004-1:
Class A, 5.2325% 4/25/34 (a)(d)	235,977	235,370
Class B, 6.7725% 4/25/34 (a)(d)	39,329	38,867
Series 2004-2:
Class A, 5.3025% 8/25/34 (a)(d)	294,927	293,848
Class M1, 5.4525% 8/25/34 (a)(d)	94,469	93,705
Series 2004-3:
Class A1, 5.2425% 1/25/35 (a)(d)	460,893	457,722
Class A2, 5.2925% 1/25/35 (a)(d)	54,223	53,667
Class M1, 5.3725% 1/25/35 (a)(d)	81,334	80,203
Class M2, 5.8725% 1/25/35 (a)(d)	54,223	52,990
Series 2005-2A:
Class A1, 5.1825% 8/25/35 (a)(d)	730,137	727,598
Class M1, 5.3025% 8/25/35 (a)(d)	131,781	128,569
Class M2, 5.3525% 8/25/35 (a)(d)	220,822	214,197
Class M3, 5.3725% 8/25/35 (a)(d)	121,096	115,836
Class M4, 5.4825% 8/25/35 (a)(d)	110,411	104,442
Series 2005-3A:
Class A1, 5.1925% 11/25/35 (a)(d)	629,805	607,130
Class A2, 5.2725% 11/25/35 (a)(d)	258,670	254,099
Class M1, 5.3125% 11/25/35 (a)(d)	89,972	86,261
Class M2, 5.3625% 11/25/35 (a)(d)	123,712	119,285
Class M3, 5.3825% 11/25/35 (a)(d)	112,465	106,561
Class M4, 5.4725% 11/25/35 (a)(d)	138,707	127,611
Series 2005-4A:
Class A2, 5.2625% 1/25/36 (a)(d)	901,331	877,842
Class B1, 6.2725% 1/25/36 (a)(d)	81,939	76,818
Class M1, 5.3225% 1/25/36 (a)(d)	327,757	316,973
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M2, 5.3425% 1/25/36 (a)(d)	$ 81,939	$ 78,833
Class M3, 5.3725% 1/25/36 (a)(d)	163,878	156,333
Class M4, 5.4825% 1/25/36 (a)(d)	81,939	77,829
Class M5, 5.5225% 1/25/36 (a)(d)	81,939	77,445
Class M6, 5.5725% 1/25/36 (a)(d)	81,939	76,856
Series 2006-2A:
Class A1, 5.1025% 7/25/36 (a)(d)	1,484,544	1,457,057
Class A2, 5.1525% 7/25/36 (a)(d)	250,204	240,535
Class B1, 5.7425% 7/25/36 (a)(d)	91,741	78,898
Class B3, 7.5725% 7/25/36 (a)(d)	150,122	133,821
Class M1, 5.1825% 7/25/36 (a)(d)	262,714	250,264
Class M2, 5.2025% 7/25/36 (a)(d)	187,653	177,902
Class M3, 5.2225% 7/25/36 (a)(d)	145,952	137,196
Class M4, 5.2925% 7/25/36 (a)(d)	100,082	93,465
Class M5, 5.3425% 7/25/36 (a)(d)	120,932	110,087
Class M6, 5.4125% 7/25/36 (a)(d)	191,823	168,882
Series 2006-3A:
Class A1, 5.1225% 10/25/36 (a)(d)	1,184,953	1,157,365
Class B1, 5.6725% 10/25/36 (a)(d)	140,204	124,344
Class B2, 6.2225% 10/25/36 (a)(d)	90,454	78,158
Class B3, 7.4725% 10/25/36 (a)(d)	162,818	138,955
Class M4, 5.3025% 10/25/36 (a)(d)	140,204	128,988
Class M5, 5.3525% 10/25/36 (a)(d)	176,386	161,228
Class M6, 5.4325% 10/25/36 (a)(d)	348,249	315,383
Series 2007-1:
Class A2, 5.1425% 3/25/37 (a)(d)	327,773	317,018
Class B1, 5.5425% 3/25/37 (a)(d)	106,180	93,920
Class B2, 6.0225% 3/25/37 (a)(d)	73,864	63,512
Class B3, 8.2225% 3/25/37 (a)(d)	216,976	188,532
Class M1, 5.1425% 3/25/37 (a)(d)	87,714	83,876
Class M2, 5.1625% 3/25/37 (a)(d)	64,631	61,046
Class M3, 5.1925% 3/27/37 (a)(d)	60,015	56,386
Class M4, 5.2425% 3/25/37 (a)(d)	46,165	42,450
Class M5, 5.2925% 3/25/37 (a)(d)	73,864	67,494
Class M6, 5.3725% 3/25/37 (a)(d)	101,563	91,963
Series 2007-3:
Class B1, 5.8225% 7/25/37 (a)(d)	70,805	69,035
Class B2, 6.4725% 7/25/37 (a)(d)	179,374	174,889
Class B3, 8.8725% 7/25/37 (a)(d)	94,407	91,575
Class M1, 5.1825% 7/25/37 (a)(d)	61,365	60,751
Class M2, 5.2125% 7/25/37 (a)(d)	66,085	65,424
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M3, 5.2425% 7/25/37 (a)(d)	$ 103,848	$ 102,680
Class M4, 5.3725% 7/25/37 (a)(d)	165,213	162,734
Class M5, 5.4725% 7/25/37 (a)(d)	80,246	78,641
Class M6, 5.6725% 7/25/37 (a)(d)	61,365	60,137
Series 2007-4A:
Class A2, 5.4373% 9/25/37 (a)(d)	656,679	630,484
Class B1, 7.4225% 9/25/37 (a)(d)	83,936	80,474
Class B2, 8.3225% 9/25/37 (a)(d)	306,121	289,093
Class M1, 5.8225% 9/25/37 (a)(d)	74,062	72,916
Class M2, 5.9225% 9/25/37 (a)(d)	74,062	72,430
Class M4, 6.4725% 9/25/37 (a)(d)	202,435	196,362
Class M5, 6.6225% 9/25/37 (a)(d)	202,435	195,951
Class M6, 6.8225% 9/25/37 (a)(d)	202,435	195,160
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 6.0025% 3/15/22 (a)(d)	165,000	160,875
Class E, 5.3913% 3/15/22 (a)(d)	870,000	846,075
Class F, 5.4413% 5/15/22 (a)(d)	535,000	518,950
Class G, 5.4913% 3/15/22 (a)(d)	135,000	130,275
Class H, 5.6413% 3/15/22 (a)(d)	165,000	158,400
Class J, 5.7913% 3/15/22 (a)(d)	165,000	157,575
Class MS-6, 5.9913% 3/15/22 (a)(d)	335,000	325,788
Class MS5, 5.7413% 3/15/22 (a)(d)	600,000	585,750
Class X-1M, 1.12% 3/15/22 (a)(f)	18,625,725	174,616
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.3213% 4/15/17 (a)(d)	1,005,000	1,002,125
Class C, 5.3613% 4/15/17 (a)(d)	425,000	423,240
Class D, 5.4013% 4/15/17 (a)(d)	345,000	343,254
Class E, 5.4613% 4/15/17 (a)(d)	260,000	258,289
Class F, 5.5013% 4/15/17 (a)(d)	145,000	143,853
Class G, 5.6413% 4/15/17 (a)(d)	145,000	143,687
Class H, 5.7113% 4/15/17 (a)(d)	145,000	142,994
Class J, 5.9413% 4/15/17 (a)(d)	50,000	48,918
Series 2005-FL11:
Class B, 5.3413% 11/15/17 (a)(d)	271,200	270,008
Class C, 5.3913% 11/15/17 (a)(d)	542,401	540,081
Class D, 5.4313% 11/15/17 (a)(d)	94,016	93,317
Class E, 5.4813% 11/15/17 (a)(d)	144,640	144,186
Class F, 5.5413% 11/15/17 (a)(d)	130,176	129,376
Class G, 5.5913% 11/15/17 (a)(d)	206,112	204,036
Series 2006-CN2A Class AJFL, 5.385% 2/5/19 (d)	1,135,000	1,137,485
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2007-FL14:
Class F, 5.5913% 6/15/22 (a)(d)	$ 1,303,005	$ 1,298,730
Class G, 5.6413% 6/15/22 (a)(d)	208,085	207,320
Class H, 5.7913% 6/15/22 (a)(d)	208,085	207,410
Class MLK1, 5.8913% 6/15/22 (a)(d)	565,000	562,859
Class MLK2, 6.0913% 6/15/22 (a)(d)	315,000	315,394
Class MLK3, 6.2913% 6/15/22 (a)(d)	380,000	377,447
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.4413% 4/15/22 (a)(d)	1,775,000	1,739,500
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.2413% 2/15/22 (a)(d)	685,000	671,300
Series 2007-TFL1:
Class C:
5.2613% 2/15/22 (a)(d)	740,000	723,350
5.3613% 2/15/22 (a)(d)	265,000	257,050
Class F, 5.4113% 2/15/22 (a)(d)	530,000	512,775
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.2613% 11/15/36 (a)(d)	540,000	529,497
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.3713% 4/15/21 (a)(d)	300,000	298,158
Class E, 5.4213% 4/15/21 (a)(d)	300,000	298,158
Class G, 5.5113% 4/15/21 (a)(d)	300,000	297,187
Class H, 5.8213% 4/15/21 (a)(d)	300,000	296,965
Class J, 5.8913% 4/15/21 (a)(d)	200,000	197,544
Class K, 6.2913% 4/15/21 (a)(d)	1,005,000	991,408
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4:
Class A2, 5.265% 11/5/21 (a)(d)	1,815,000	1,805,598
Class B, 5.315% 11/5/21 (a)(d)	670,000	662,805
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.365% 6/6/20 (a)(d)	145,000	144,624
Class D, 5.405% 6/6/20 (a)(d)	1,400,000	1,385,902
Class E, 5.495% 6/6/20 (a)(d)	800,000	777,947
Class F, 5.565% 6/6/20 (a)(d)	575,000	554,558
Series 2007-EOP:
Class C, 5.4419% 3/1/20 (a)(d)	440,000	431,200
Class D, 5.4919% 3/1/20 (a)(d)	130,000	127,725
Class E, 5.5619% 3/1/20 (a)(d)	220,000	213,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class F, 5.6019% 3/1/20 (a)(d)	$ 110,000	$ 106,700
Class G, 5.6419% 3/1/20 (a)(d)	55,000	54,136
Class H, 5.7719% 3/1/20 (a)(d)	90,000	87,750
Class J:
5.9719% 3/1/20 (a)(d)	130,000	126,100
6.1719% 3/1/20 (a)(d)	90,000	86,460
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class A2, 5.2213% 11/15/18 (a)(d)	1,535,000	1,526,172
Class B, 5.2613% 11/15/18 (a)(d)	388,029	386,310
Class C, 5.3013% 11/15/18 (a)(d)	275,610	272,830
Class D, 5.3213% 11/15/18 (a)(d)	97,914	96,449
Class E, 5.3713% 11/15/18 (a)(d)	145,058	142,865
Class F, 5.4213% 11/15/18 (a)(d)	217,587	212,533
Class G, 5.4513% 11/15/18 (a)(d)	188,575	183,305
Class H, 5.5913% 11/15/18 (a)(d)	145,058	140,162
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.6413% 12/16/14 (a)(d)	435,000	423,432
Series 2006-LLFA:
Class F, 5.4313% 9/15/21 (a)(d)	291,191	283,492
Class G, 5.4513% 9/15/21 (a)(d)	648,135	626,008
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	22,874
Merrill Lynch/Countrywide Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.23% 12/12/49 (d)	1,180,000	1,155,756
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.2913% 7/17/17 (a)(d)	1,150,107	1,132,855
Series 2007-XLFA:
Class A2, 5.1913% 10/15/20 (a)(d)	1,225,000	1,206,625
Class B, 5.2213% 10/15/20 (a)(d)	440,000	431,200
Class C, 5.2513% 10/15/20 (a)(d)	330,000	319,745
Class D, 5.2813% 10/15/20 (a)(d)	265,000	256,533
Class E, 5.3413% 10/15/20 (a)(d)	330,000	317,261
Class F, 5.3913% 10/15/20 (a)(d)	195,000	188,049
Class G, 5.4313% 10/15/20 (a)(d)	245,000	235,200
Class H, 5.5213% 10/15/20 (a)(d)	155,000	148,025
Class J, 6.0913% 10/15/20 (a)(d)	175,000	167,125
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 5.7813% 10/15/20 (a)(d)	$ 474,674	$ 450,940
Class MJPM, 6.0913% 10/15/20 (a)(d)	167,445	159,073
Class MSTR, 5.7913% 10/15/20 (a)(d)	260,000	245,700
Class NHRO, 5.9813% 10/15/20 (a)(d)	730,268	693,754
Class NSTR, 5.9413% 10/15/20 (a)(d)	240,000	226,800
Series 2007-XLC1:
Class C, 5.6913% 7/17/17 (a)(d)	951,961	932,922
Class D, 5.7913% 7/17/17 (a)(d)	447,982	436,782
Class E, 5.8913% 7/17/17 (a)(d)	361,831	352,786
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class F, 5.4113% 8/15/19 (a)(d)	164,163	164,010
Class G, 5.4613% 8/15/19 (a)(d)	120,000	119,370
Class H, 5.4813% 8/15/19 (a)(d)	100,000	99,182
Class J, 5.5513% 8/15/19 (a)(d)	75,000	74,923
Class K, 5.7413% 8/15/19 (a)(d)	420,000	415,980
Series 2006-XLF:
Class C, 6.2913% 7/15/19 (a)(d)	570,000	552,900
Class D, 5.3413% 7/15/19 (a)(d)	1,345,000	1,344,911
Class E, 5.3813% 7/15/19 (a)(d)	1,450,000	1,448,409
Class F, 5.4113% 7/15/19 (a)(d)	535,000	532,569
Class G, 5.4513% 7/15/19 (a)(d)	385,000	382,477
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.3725% 3/24/18 (a)(d)	239,771	238,423
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A:
Class F, 5.4313% 8/11/18 (a)(d)	1,235,000	1,217,393
Class G, 5.4513% 8/11/18 (a)(d)	1,170,000	1,116,399
Class J, 5.6913% 8/11/18 (a)(d)	260,000	250,362
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,127,310)		62,657,758
Commercial Paper - 0.3%

Sprint Nextel Corp. 5.61% 11/9/07 (d) (Cost $2,000,000)	2,000,000	2,000,072
Fixed-Income Funds - 20.4%
	Shares	Value
Fidelity Ultra-Short Central Fund (e) (Cost $160,759,973)	1,615,650	$ 149,334,566
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (Cost $59,790,000)	$ 59,798,211	59,790,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $780,856,633)		730,726,553
NET OTHER ASSETS - 0.4%		3,241,334
NET ASSETS - 100%		$ 733,967,887
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 111,658,125	$ (5,152)
113 Eurodollar 90 Day Index Contracts	March 2008	111,730,163	57,461
108 Eurodollar 90 Day Index Contracts	June 2008	106,817,400	29,586
61 Eurodollar 90 Day Index Contracts	Sept. 2008	60,342,725	24,906
TOTAL EURODOLLAR CONTRACTS			$ 106,801
Sold
Eurodollar Contracts
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,978,500	$ (1,358)
1 Eurodollar 90 Day Index Contracts	March 2009	989,138	(617)
TOTAL EURODOLLAR CONTRACTS			$ (1,975)
			$ 104,826
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5,
Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (504,664)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	275,000	(76,786)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35	Jan. 2036	600,000	(475,200)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(421,831)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	183,497	(28,337)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	82,257	(67,613)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(374,812)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 213,526	$ (63,802)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	(21,914)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	900,000	(63,023)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(13,846)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(13,793)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	500,000	(34,483)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(21,493)
TOTAL CREDIT DEFAULT SWAPS		8,689,280	(2,181,597)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	April 2008	$ 4,000,000	$ (44,552)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	4,450,000	(52,751)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	5,655,000	(66,328)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	10,000,000	(189,227)
TOTAL TOTAL RETURN SWAPS		24,105,000	(352,858)
		$ 32,794,280	$ (2,534,455)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,625,740 or 16.3% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $351,481.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $365,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$59,790,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 7,451,286
Banc of America Securities LLC	11,436,712
Bank of America, NA	17,699,925
Bear Stearns & Co., Inc.	1,817,486
Citigroup Global Markets, Inc.	2,497,638
Countrywide Securities Corp.	2,081,365
Credit Suisse Securities (USA) LLC	2,497,638
ING Financial Markets LLC	5,149,944
J.P. Morgan Securities, Inc.	4,162,730
Societe Generale, New York Branch	3,330,184
WestLB AG	1,665,092
$ 59,790,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 2,723,534

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 255,014,810	$ -	$ 94,967,809	$ 149,334,566	1.3%
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $780,791,863. Net unrealized depreciation aggregated $50,065,310, of which $266,745 related to appreciated investment securities and $50,332,055 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007